UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio

BlackRock Strategic Portfolio I

Conservative Prepared Portfolio

Enhanced Income Portfolio

GNMA Portfolio

Government Income Portfolio

Growth Prepared Portfolio

High Yield Bond Portfolio

Inflation Protected Bond Portfolio

Intermediate Bond Portfolio II

Intermediate Government Bond Portfolio

International Bond Portfolio

Long Duration Bond Portfolio

Low Duration Bond Portfolio

Managed Income Portfolio

Moderate Prepared Portfolio

Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2008 (Unaudited)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks
Finance — 0.7%
Goldman Sachs Capital Trust II, Unsecured Notes,
3.45%(a)(b)	$100	$70,942
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(a)(c)	100	91,200

Total Trust Preferred Stocks (Cost — $201,257) — 0.7%		162,142

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
5.51%, 7/01/34(a)	69	69,085
4.29%, 11/01/34(a)	274	277,143
4.84%, 5/01/35(a)	533	534,974
Federal National Mortgage Assoc.,
7.50%, 9/01/35	200	215,338
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(d)	500	492,810
Federal National Mortgage Assoc. ARM,
4.85%, 6/01/35(a)	262	264,105
5.33%, 10/01/35(a)	334	334,807
Government National Mortgage Assoc. II ARM,
5.13%, 11/20/29(a)	26	25,872
5.63%, 8/20/31(a)	40	40,509

Total Mortgage Pass-Throughs (Cost — $2,241,528) — 9.9%		2,254,643

Collateralized Mortgage Obligations
Adjustable Rate Mortgage Trust, Series 04-4, Class 5A3,
2.85%, 3/25/35(a)	34	24,922
Banc of America Funding Corp., Series 04-C, Class 4A2,
2.82%, 12/20/34(a)	139	98,331
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.14%, 11/20/36(a)	282	258,461
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
2.74%, 1/25/35(a)	143	127,303
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.85%, 11/25/34(a)	121	94,767
Countrywide Alternative Loan Trust, Series 05-56, Class 1A1,
3.21%, 11/25/35(a)	192	145,469
Countrywide Home Loans, Series 03-37, Class 2A1,
4.23%, 9/25/33(a)	261	259,530
Countrywide Home Loans, Series 04-29, Class 1A1,
2.75%, 2/25/35(a)	74	60,733
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1,
7.50%, 5/25/32	25	25,144
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.20%, 2/25/33(a)	237	232,624
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(e)	609	152,978
Federal Home Loan Mortgage Corp., Series 2485, Class AE,
5.50%, 8/15/17	383	389,293
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	506	514,595
Federal National Mortgage Assoc., Series 93-188, Class K,
6.00%, 10/25/08	18	18,494
Federal National Mortgage Assoc., Series 02-39, Class FB,
3.03%, 3/18/32(a)	28	27,943
Federal National Mortgage Assoc., Series 04-25, Class PA,
5.50%, 10/25/30	56	56,253
Federal National Mortgage Assoc., Series 04-36, Class BS,
5.50%, 11/25/30	76	77,649
Federal National Mortgage Assoc., Series 05-68, Class PB,
5.75%, 7/25/35	161	163,732
Federal National Mortgage Assoc., Series 05-84, Class XE,
5.75%, 1/25/26	51	51,295
Federal National Mortgage Assoc., Series 06-60, Class LK,
6.50%, 7/25/36	200	202,996
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(e)	623	160,328
Federal National Mortgage Assoc., Series 380, Class 2 (IO),
6.50%, 7/25/37(e)	204	51,507
First Horizon Mortgage Trust, Series 04-AR2, Class 2A1,
4.58%, 5/25/34(a)	480	467,557
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1,
6.08%, 9/25/34(a)	152	151,207
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 2A1,
4.92%, 1/25/35(a)	469	445,857

Portfolios Abbreviations

To simplify the listings of Portfolios’ holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	ARM	Adjustable Rate Mortgage	JPY	Japanese Yen
	AUD	Australian Dollar	LIBOR	London InterBank Offered Rate
	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CHF	Swiss Francs	NOK	Norwegian Krone
	CMT	Constant Maturity Treasury Rate	NZD	New Zealand Dollar
	CZK	Czechoslovakian Krone	PLN	Polish Zloty
	DKK	Danish Krone	PO	Principal Only
	EUR	Euro	REIT	Real Estate Investment Trust
	GBP	British Pound	SEK	Swedish Krona
	HUF	Hungrian Forint	SGD	Singapore Dollar
	IO	Interest Only	TBA	To Be Announced
	ISK	Iceland Krona	USD	United States Dollar
			ZAR	South African Rand

JUNE 30, 2008	1

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.76%, 9/25/35(a)	$328	$323,545
GSAA Home Equity Trust, Series 04-8, Class A3A,
2.85%, 9/25/34(a)	77	52,686
Harborview Mortgage Loan Trust, Series 06-4, Class 2AB1,
2.74%, 11/19/36(a)	292	170,120
Homebanc Mortgage Trust, Series 05-4, Class A1,
2.75%, 10/25/35(a)	435	357,810
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(a)(f)	343	339,190
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A,
2.85%, 11/25/29(a)(f)	84	79,388
Merrill Lynch Mortgage Investors, Inc., Series 07-1, Class A2A,
2.60%, 4/25/37(a)(f)(g)	132	126,964
Mortgage IT Trust, Series 04-1, Class A1,
2.87%, 11/25/34(a)	208	179,840
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
2.57%, 4/25/36(a)	118	112,302
Sequoia Mortgage Trust, Series 04-1, Class A,
4.11%, 2/20/34(a)	142	132,509
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.78%, 9/25/34(a)	113	97,802
Structured Mortgage Loan Trust, Series 04-3AC, Class A2,
4.92%, 3/25/34(a)	123	117,406
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class A6,
4.83%, 10/25/35(a)	475	450,675
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR5, Class A6,
4.68%, 5/25/35(a)	550	534,549
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR12, Class 1A4,
6.07%, 10/25/36(a)	345	334,408
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class A1,
2.57%, 2/25/37(a)	284	253,992
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OC1, Class A1,
2.72%, 5/25/37(a)	343	242,007
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1,
4.75%, 4/25/19	283	272,855
Wells Fargo Mortgage Backed Securities Trust, Series 04-V, Class 1A2,
3.84%, 10/25/34(a)	567	540,878
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.65%, 7/25/36(a)	320	309,164
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	435	433,857

Total Collateralized Mortgage Obligations (Cost — $10,314,441) — 42.5%		9,720,915

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1,
3.88%, 9/11/36	334	327,214
Bear Stearns Commercial Mortgage Securities, Series 00-WF, Class A1,
7.11%, 10/15/32(a)	27	27,479
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10(a)	286	295,337
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	324	336,152
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(a)	109	111,522
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(a)	321	331,343
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO),
0.15%, 5/10/40(c)(e)	4,269	6,796
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	32	31,560
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	395	398,422
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A2,
4.57%, 6/15/29(a)	534	534,349
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO),
1.53%, 7/12/34(c)(e)(f)	1,990	28,873
Nationslink Funding Corp., Series 99, Class 1,
6.32%, 1/20/31	282	282,679
Nationslink Funding Corp., Series 99-2, Class E,
6.32%, 6/20/31(c)	500	499,973
Structured Asset Receivable Trust, Series 04-1,
5.89%, 4/21/11(a)(c)	350	335,631
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(a)	309	309,423
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(c)	319	324,262
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/34	247	242,233
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
1.99%, 5/25/36(c)(e)	2,617	89,102

Total Commercial Mortgage Backed Securities (Cost — $4,590,780) — 19.8%		4,512,350

2	JUNE 30, 2008

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
ACE Securities Corp., Series 06-HE3, Class A2A,
2.53%, 6/25/36(a)(h)	$47	$46,387
AEP Texas Central Transition Funding, Series 06-A, Class A2,
4.98%, 7/01/13	250	253,052
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
2.75%, 11/25/35(a)	159	119,593
Bear Stearns, Inc., Series 07-HE1, Class 1A1,
2.60%, 2/25/37(a)(g)	103	94,766
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2,
4.85%, 2/10/09	265	267,490
Countrywide Certificates, Series 07-5, Class 2A1,
2.58%, 4/25/29(a)	289	270,818
Countrywide Certificates, Series 07-6, Class 2A1,
2.58%, 9/25/37(a)	238	223,235
Deutsche ALT-A Securities, Inc., Series 06-AF1, Class A1,
2.56%, 4/25/36(a)	61	57,273
Ford Credit Auto Owner Trust, Series 06-C, Class A2A,
5.29%, 12/15/09	120	120,968
Ford Credit Auto Owner Trust, Series 06-C, Class A2B,
2.49%, 12/15/09(a)	120	120,301
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	345	344,264
Green Tree Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	88	87,396
GSAA Home Equity Trust, Series 06-2N, Class N,
6.00%, 12/25/35(c)	17	41
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(a)	362	255,375
MBNA Credit Card Master Notes Trust, Series 05-A5, Class A5,
2.47%, 7/15/08(a)	235	234,978
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1,
4.50%, 5/25/36(c)(f)	89	9
Morgan Stanley Capital I, Inc., Series 07-HE1, Class A2A,
2.53%, 11/25/36(a)	227	217,498
Morgan Stanley Capital I, Inc., Series 07-NC2, Class A2A,
2.59%, 2/25/37(a)(g)	290	278,056
Option One Mortgage Loan Trust, Series 01-4, Class A,
3.08%, 1/25/32(a)	8	7,149
Permanent Financing Plc, Series 3, Class 3A,
2.88%, 9/10/33(a)	118	117,452
Permanent Financing Plc, Series 5, Class 3A,
2.86%, 6/10/09(a)	310	307,474
Permanent Master Issuer Plc, Series 07-1, Class 2A1,
2.76%, 1/15/16(a)	210	204,496
Soundview Home Equity Loan Trust, Series 07-NS1, Class A1,
2.60%, 1/25/37(a)	190	179,214
Structured Asset Securities Corp., Series 06-BC1, Class A3,
2.45%, 3/25/36(a)	29	28,808
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(a)	315	319,271
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(a)	325	330,814

Total Asset Backed Securities (Cost — $4,783,760) — 19.6%		4,486,178

Corporate Bonds
Entertainment & Leisure — 0.7%
Time Warner Cable, Inc., Unsecured Notes,
5.40%, 7/02/12	150	148,485

Finance — 1.3%
Lehman Brothers Holdings, Inc., Unsecured Notes,
2.78%, 5/25/10(a)	120	111,156
Morgan Stanley, Senior Notes,
5.63%, 1/09/12	195	195,145

		306,301

Real Estate — 0.6%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
8.25%, 7/15/08	140	140,174

Yankee — 0.9%
Telecommunications — 0.9%
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(i)	75	76,109
Vodafone Group Plc (United Kingdom), Unsecured Notes,
2.92%, 2/27/12(a)(i)	125	120,586

		196,695

Total Corporate Bonds (Cost — $808,283) — 3.5%		791,655

	Par/Shares (000)
Short-Term Investments
Apreco LLC,
2.60%, 7/21/08(j)	600	599,041
Galileo Money Market Fund,
2.32%(k)	654	654,237

Total Short-Term Investments (Cost — $1,253,370) — 5.5%		1,253,278

	Contracts
Call Options Purchased
Euro-Dollar Future, expiring September 2008 at USD 97.375
(Cost — $2,019) — 0.0%	7	788

Total Investments Before Outstanding Options Written (Cost — $24,195,438*) — 101.5%		23,181,949

JUNE 30, 2008	3

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Option Written
Euro-Dollar Future, expiring September 2008 at USD 97.875
(Premiums received — $359) — (0.0)%	(6)		$(113)

Put Options Written
Euro-Bobl Future, expiring September 2008 at USD 96.500	(13)		(16,737)
Euro-Dollar Future, expiring December 2008 at USD 96.750	(3)		(2,269)
Put Swaptions Written
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(170	)(l)	(21,567)

Total Put Options Written (Premiums received — $20,536) — (0.2)%			(40,573)

Total Options Written (Premiums received — $20,895) — (0.2)%			(40,686)

Total Investments Net of Outstanding Options Written (Cost — $24,174,543) — 101.3%			23,141,263
Liabilities in Excess of Other Assets — (1.3)%			(291,346)

Net Assets — 100.0%			$22,849,917

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$24,196,945

Gross unrealized appreciation	$120,690
Gross unrealized depreciation	(1,135,686)

Net unrealized depreciation	$(1,014,996)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(e)	The rate shown is the effective yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch First Franklin Mortgage Investors, Inc., Series 07-1, Class A2A	$157,434	$31,090	—	$3,750
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	—	$24,131	—	$12,101
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A	—	$20,189	—	$3,310
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO)	—	—	—	$3,681
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1	—	$183	—	$3,106

(g)	Security is fair valued by the Board of Trustees.

(h)	All or a portion of security, with a market value of $198,914 has been pledged as collateral in connection with open financial futures contracts.

(i)	U.S. dollar denominated security issued by foreign domiciled entity.

(j)	The rate shown is the effective yield on the discount notes at the time of purchase.

(k)	Represents current yield as of report date.

(l)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Depreciation
JPY	98,559,231	07/11/08	$(37,868)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $996,655)			$(37,868)

4	JUNE 30, 2008

Schedule of Investments (concluded)	Enhanced Income Portfolio

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation
JPY	98,995,000	07/23/08	$50,868

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $984,421)			$50,868

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
14	U.S. Treasury Notes (2 Year)	September 2008	$2,956,844	$9,807
3	Euro-Bobl	September 2008	$499,968	(7,792)
9	Euro-Schatz	September 2008	$1,450,915	(10,187)

Total Net Unrealized Depreciation				$(8,172)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
24	U.S. Treasury Notes (5 Year)	September 2008	$2,653,313	$(9,636)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	100,000	$(7,870)
Receive a fixed rate of 5.29375% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	100,000	(6,529)
Bought credit default protection on CDX NA.IG.10 and pay 1.55%
Broker, Credit Suisse Expires, June 2013	USD	135,000	3,339

Total			$(11,060)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	5

Schedule of Investments June 30, 2008 (Unaudited)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks
Finance — 0.7%
Goldman Sachs Capital Trust II, Unsecured Notes,
3.45%(a)(b)	$5,305	$3,763,473
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(a)(c)	1,810	1,650,727
ZFS Finance (USA) Trust IV, Unsecured Notes,
5.88%, 5/09/32(a)(c)	3,345	3,051,109

		8,465,309

Total Trust Preferred Stocks (Cost — $10,481,757) — 0.7%		8,465,309

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
7.66%, 5/01/15(a)	155	155,099
6.90%, 1/01/16(a)	44	44,889
6.08%, 1/01/19(a)	361	364,458
6.83%, 9/01/19(a)	280	282,541
5.93%, 3/01/20(a)	296	296,504
6.59%, 6/01/20(a)	1,734	1,746,852
6.80%, 10/01/23(a)	275	277,029
6.05%, 8/01/31(a)	201	203,828
7.15%, 8/01/32(a)	587	592,280
5.32%, 7/01/34(a)	935	953,769
5.51%, 7/01/34(a)	392	394,673
4.29%, 11/01/34(a)	9,840	9,946,247
4.63%, 4/01/35(a)	5,595	5,643,575
5.04%, 12/01/35(a)	18,210	18,399,323
Federal Home Loan Mortgage Corp. Gold,
4.00%, 9/01/08	1,962	1,961,823
4.50%, 4/01/10	2,772	2,796,815
7.00%, 11/01/15-12/01/16	746	782,976
6.50%, 6/01/16-9/01/30(d)	4,208	4,389,740
6.00%, 11/01/33	1,663	1,689,670
Federal National Mortgage Assoc.,
6.50%, 11/01/08-4/01/31	656	681,743
5.50%, 2/01/09-2/01/20	19,919	20,211,269
6.00%, 2/01/09-2/01/17	637	651,758
7.00%, 3/01/15-7/01/32	3,241	3,407,967
7.50%, 4/01/15-9/01/35	7,218	7,730,122
5.00%, 2/01/17-4/01/21	4,569	4,562,665
4.00%, 7/01/19(e)	6,038	5,721,444
8.00%, 11/01/30-5/01/32	707	764,828
Federal National Mortgage Assoc. 1 Year CMT,
6.59%, 12/01/30(a)	289	292,076
6.75%, 12/01/31(a)	614	627,307
5.48%, 8/01/32(a)	824	836,420
5.38%, 1/01/33(a)	1,808	1,846,148
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(f)	24,500	24,147,690
Federal National Mortgage Assoc. ARM,
5.85%, 12/01/18(a)	576	579,020
6.00%, 12/01/21(a)	276	279,501
6.30%, 12/01/21(a)	176	176,993
7.22%, 9/01/32(a)	544	548,945
4.87%, 7/01/33(a)	911	917,917
4.05%, 10/01/33(a)	686	687,469
4.28%, 1/01/34(a)	458	462,446
4.00%, 4/01/34(a)	4,113	4,166,701
3.91%, 5/01/34(a)	12,738	12,857,572
4.55%, 2/01/35(a)	17,326	17,636,058
4.85%, 6/01/35(a)	8,817	8,903,885
5.26%, 9/01/35(a)	1,154	1,167,476
5.08%, 11/01/35(a)	2,492	2,519,452
5.16%, 11/01/35(a)	1,457	1,474,714
6.22%, 4/01/40(a)	1,286	1,316,268
Government National Mortgage Assoc. I,
6.00%, 12/15/08-2/15/11	65	65,861
6.50%, 6/15/09	10	9,554
Government National Mortgage Assoc. II ARM,
4.75%, 6/20/34(a)	10,593	10,654,905

Total Mortgage Pass-Throughs (Cost — $184,444,942) — 16.2%		186,828,265

Collateralized Mortgage Obligations
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.67%, 12/25/46(a)	17,065	11,777,133
American Home Mortgage Investment Trust, Series 06-3, Class 11A1,
2.66%, 12/25/46(a)	14,411	10,015,745
Banc of America Funding Corp., Series 06-7, Class 1A1,
2.93%, 9/25/36(a)	9,724	8,821,653
Banc of America Funding Corp., Series 06-I, Class 1A1,
4.59%, 12/20/36(a)	11,218	10,932,481
Banc of America Mortgage Securities, Inc., Series 03-J, Class 2A1,
4.08%, 11/25/33(a)	3,249	3,168,812
Banc of America Mortgage Securities, Inc., Series 05-D, Class 2A7,
4.79%, 5/25/35(a)	8,311	7,355,235
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.14%, 11/20/36(a)	10,539	9,659,977
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
2.74%, 1/25/35(a)	2,921	2,599,654
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.85%, 11/25/34(a)	3,997	3,128,614
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.40%, 10/25/34(a)	3,932	3,642,332
Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 1A5A,
5.81%, 7/25/36(a)	13,067	12,180,715

6	JUNE 30, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc., Series 07-AHL3, Class A3A,
2.54%, 5/25/37(a)	$13,790	$12,809,631
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.59%, 3/25/37(a)(g)	9,172	8,759,449
Countrywide Alternative Loan Trust, Series 05-56, Class 1A1,
3.21%, 11/25/35(a)	11,354	8,612,267
Countrywide Alternative Loan Trust, Series 05-CB, Class 2A3,
5.50%, 7/25/35	8,630	7,564,314
Countrywide Home Loans, Series 03-37, Class 2A1,
4.23%, 9/25/33(a)	7,393	7,347,589
Countrywide Home Loans, Series 04-29, Class 1A1,
2.75%, 2/25/35(a)	1,467	1,203,428
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.20%, 2/25/33(a)	10,561	10,379,477
Federal Home Loan Mortgage Corp. Strip Notes, Series 19, Class F,
5.44%, 6/01/28(a)	1,074	1,081,075
Federal Home Loan Mortgage Corp., Series 1165, Class LD,
7.00%, 11/15/21	1,053	1,116,301
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(h)	8,458	2,149,073
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(h)	18,238	4,579,775
Federal Home Loan Mortgage Corp., Series 2391, Class QG,
5.50%, 12/15/16	6,830	6,997,887
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	11,714	11,910,092
Federal Home Loan Mortgage Corp., Series 3348, Class QA,
6.00%, 6/15/28	10,620	10,925,091
Federal Home Loan Mortgage Corp., Series 3439, Class SB (IO),
4.29%, 4/15/38(h)	9,807	831,312
Federal National Mortgage Assoc., Series 93-188, Class K,
6.00%, 10/25/08	491	490,636
Federal National Mortgage Assoc., Series 97-20, Class FB,
4.86%, 3/25/27(a)	1,475	1,471,608
Federal National Mortgage Assoc., Series 02-57, Class ND,
5.50%, 9/25/17	5,333	5,456,062
Federal National Mortgage Assoc., Series 03-17, Class QR,
4.50%, 11/25/25	1,904	1,905,851
Federal National Mortgage Assoc., Series 06, Class WA,
6.00%, 5/25/28	6,235	6,359,435
Federal National Mortgage Assoc., Series 07-22, Class SD (IO),
3.92%, 3/25/37(h)	31,714	2,901,168
Federal National Mortgage Assoc., Series 07-32, Class SG (IO),
3.62%, 4/25/37(h)	52,844	3,642,510
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 11/01/34(h)	7,204	1,849,403
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(h)	5,555	1,430,300
Federal National Mortgage Assoc., Series 380, Class 2 (IO),
6.50%, 7/25/37(h)	9,475	2,394,141
First Horizon Mortgage Pass-Through Trust, Series 04-AR7, Class 1A1,
6.43%, 2/25/35(a)	1,047	993,755
First Horizon Mortgage Trust, Series 04-AR2, Class 2A1,
4.58%, 5/25/34(a)	2,165	2,109,203
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 03-J10, Class A1,
4.75%, 1/25/19	13,339	12,896,030
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A,
2.83%, 3/20/23(a)(c)	408	407,637
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
5.62%, 8/25/34(a)	6,028	5,927,625
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 1A1,
6.30%, 1/25/35(a)	2,998	2,608,048
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.76%, 9/25/35(a)	9,856	9,727,765
Goldman Sachs Residential Mortgage Loan Trust, Series 07-AR1, Class 2A1,
6.00%, 3/25/37(a)	10,141	9,350,851
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.84%, 8/25/34(a)	10,776	10,504,705
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.74%, 7/25/35(a)	12,072	11,932,202
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(a)	11,276	11,129,467
Luminent Mortgage Trust, Series 06-7, Class 1A1,
2.66%, 12/25/36(a)	5,435	3,912,947
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A,
2.85%, 3/15/25(a)(i)	681	626,399
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(a)(i)	8,521	8,415,433
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3,
4.44%, 6/25/35(a)(i)	9,400	8,825,415
Mortgage IT Trust, Series 04-1, Class A1,
2.87%, 11/25/34(a)	6,742	5,827,303
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
2.57%, 4/25/36(a)	2,804	2,670,289
Residential Asset Securitization Trust, Series 05-A5, Class A12,
2.78%, 5/25/35(a)	5,429	5,020,100
Structured Asset Receivables Trust, Series 03-1,
5.96%, 1/21/10(a)(c)(j)	7,400	7,289,363
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.78%, 9/25/34(a)	1,550	1,336,829

JUNE 30, 2008	7

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Structured Mortgage Loan Trust, Series 04-3AC, Class A2,
4.92%, 3/25/34(a)	$7,540	$7,183,799
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class A6,
4.83%, 10/25/35(a)	11,500	10,911,072
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR12, Class 1A4,
6.07%, 10/25/36(a)	9,981	9,681,269
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(a)	12,781	11,918,394
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class IA1,
6.87%, 11/25/30(a)	421	387,591
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1,
4.75%, 4/25/19	14,109	13,597,290
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.65%, 7/25/36(a)	14,897	14,414,772
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR8, Class 2A1,
5.24%, 4/25/36(a)	12,060	11,605,535
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	13,031	12,997,648

Total Collateralized Mortgage Obligations (Cost — $432,602,081) — 36.5%		421,658,962

Commercial Mortgage Backed Securities
Capco America Securitization Corp., Series 98-D7, Class A1B,
6.26%, 10/15/30	852	853,608
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO),
1.58%, 5/15/09(c)(h)	19,946	44,045
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	7,488	7,658,209
Citigroup Commercial Mortgage Trust, Series 05-EMG, Class A1,
4.15%, 9/20/51(c)	264	263,602
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 6/10/17(a)	14,000	13,303,651
Commercial Capital Access One, Inc., Series 3A, Class A2,
6.62%, 11/15/28(a)(c)	3,869	4,028,052
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10(a)	7,615	7,852,496
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2,
6.30%, 11/15/08	3,347	3,359,115
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK1, Class A3,
6.38%, 12/18/10	4,309	4,403,934
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	7,760	8,040,403
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/01/22(i)	5	4,885
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,465	1,401,769
Federal National Mortgage Assoc., Series 06-M2, Class A1A,
4.86%, 8/25/16(a)	6,351	6,479,831
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.65%, 4/15/09	11,623	11,722,870
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(a)	6,194	6,326,592
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	840	838,816
Goldman Sachs Mortgage Securities Corp. II, Series 00-C3, Class A4 (IO),
0.84%, 1/10/40(h)	154,809	1,978,583
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2,
2.65%, 4/16/19(a)	142	140,632
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 8/12/17(a)	6,685	6,342,368
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	11,392	11,516,565
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2,
7.95%, 5/15/25(a)	12,213	12,692,994
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	12,650	12,759,573
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO),
0.68%, 4/15/37(c)(h)	97,754	1,042,191
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A3 (IO),
1.03%, 2/15/37(h)	23,343	443,311
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO),
1.21%, 3/18/30(h)	440	18
Nationslink Funding Corp., Series 99, Class 1,
6.32%, 1/20/31	6,910	6,924,158
PNC Mortgage Acceptance Corp., Series 00-C2, Class A2,
7.30%, 9/12/10(a)	12,765	13,199,676
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(a)	9,807	9,813,124
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(c)	7,436	7,560,182
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/34	5,539	5,431,807
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	6,025	5,878,709
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
1.99%, 5/25/36(c)(h)	59,277	2,018,074

Total Commercial Mortgage Backed Securities (Cost — $178,854,747) — 15.1%		174,323,843

8	JUNE 30, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
ACE Securities Corp., Series 05-HE6, Class A2B,
2.59%, 10/25/35(a)	$98	$97,759
AEP Texas Central Transition Funding, Series 06-A, Class A2,
4.98%, 7/01/13	11,450	11,589,780
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
2.75%, 11/25/35(a)	4,453	3,340,049
Amresco Independence Funding, Inc., Series 99-1, Class A,
6.50%, 6/15/20(a)(c)	2,655	2,017,652
Asset Backed Securities Corp. Home Equity Trust, Series 06-HE7, Class A2,
2.53%, 11/25/36(a)(g)	9,245	9,031,925
Business Loan Express, Inc., Series 98-1, Class A,
4.00%, 1/15/25(a)(c)	655	570,655
Capital Auto Receivables Asset Trust, Series 07-4A, Class A3A,
5.00%, 7/15/10	12,780	12,960,990
Carrington Mortgage Loan Trust, Series 06-OPT1, Class A3,
2.66%, 2/25/36(a)	5,786	5,265,246
CenterPoint Energy Transition Co. II LLC, Series 05-A, Class A2,
4.97%, 8/01/14	11,325	11,469,280
Chase Issuance Trust, Series 05-A2, Class A2,
2.54%, 4/16/12(a)	12,000	11,717,790
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	11,920	11,842,043
Countrywide Certificates, Series 07-12, Class 2A1,
2.83%, 5/25/29(a)	6,500	6,330,710
DaimlerChrysler Auto Trust, Series 06, Class A3,
5.33%, 8/08/10	5,090	5,137,114
Deutsche ALT-A Securities, Inc., Series 06-AF1, Class A1,
2.56%, 4/25/36(a)	1,509	1,414,977
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.68%, 2/25/47(a)	13,409	9,651,142
Ford Credit Auto Owner Trust, Series 05, Class A4,
4.36%, 6/15/10	15,825	15,912,113
Ford Credit Auto Owner Trust, Series 06, Class A4,
5.07%, 12/15/10	12,375	12,554,956
Ford Credit Auto Owner Trust, Series 06-B, Class A3,
5.26%, 10/15/10	11,645	11,761,394
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	13,965	13,935,224
Green Tree Financial Corp., Series 93-4, Class A5,
7.05%, 1/15/19	921	880,711
Green Tree Financial Corp., Series 95-5, Class M1,
7.65%, 9/15/26(a)	522	504,320
Green Tree Financial Corp., Series 96-8, Class A6,
7.60%, 10/15/27(a)	2,187	2,263,664
Green Tree Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	2,716	2,703,543
GSAA Home Equity Trust, Series 04-11, Class 2A2,
2.80%, 12/25/34(a)	3,475	3,180,070
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
2.79%, 11/19/35(a)	8,465	6,430,931
Harborview Mortgage Loan Trust, Series 06-12, Class 2A2B,
2.73%, 1/19/38(a)	7,695	4,055,501
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A,
2.62%, 7/15/24(a)(c)	1,620	1,214,863
Home Equity Asset Trust, Series 07-1, Class 2A1,
2.45%, 5/25/37(a)	6,371	5,924,263
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.59%, 7/25/37(a)(g)	2,492	2,367,852
JPMorgan Mortgage Acquisition Corp., Series 07-CH5, Class A2,
2.44%, 11/25/29(a)	11,938	11,071,869
Morgan Stanley Capital I, Inc., Series 07-HE1, Class A2A,
2.53%, 11/25/36(a)	9,203	8,804,849
Morgan Stanley Capital I, Inc., Series 07-HE2, Class A2,
2.43%, 1/25/37(a)	5,716	5,358,081
Morgan Stanley Capital I, Inc., Series 07-HE6, Class A1,
2.45%, 5/25/37(a)	8,952	8,327,025
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3,
3.99%, 7/15/09	1,008	1,009,348
PECO Energy Transaction Trust, Series 00-A, Class A4,
7.65%, 9/01/09	7,000	7,308,620
Permanent Financing Plc, Series 5, Class 3A,
2.86%, 6/10/09(a)	13,675	13,563,549
Permanent Master Issuer Plc, Series 07-1, Class 2A1,
2.76%, 1/15/16(a)	8,540	8,316,167
PMC Capital LP, Series 98-1, Class A,
4.00%, 4/01/21(a)(c)	2,116	1,840,735
Securitized Asset Backed Receivables LLC Trust, Series 06-FR3, Class A1,
2.53%, 5/25/36(a)	651	644,823
Securitized Asset Backed Receivables LLC Trust, Series 07-NC2, Class A2A,
2.43%, 1/25/37(a)(g)	5,744	5,390,958
Small Business Administration Participation Certificates, Series 97, Class A,
2.85%, 8/15/22(a)(c)	307	230,496
Soundview Home Equity Loan Trust, Series 07-OPT3, Class 2A1,
2.45%, 8/25/37(a)(g)	6,267	5,952,798
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A2,
3.01%, 7/25/22(a)	9,550	9,466,979
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(a)	15,855	16,069,994
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(a)	15,850	16,133,556
SWB Loan-Backed Certificates, Series 98-1, Class AV,
2.75%, 9/15/24(a)(c)	2,191	1,745,896
USAA Auto Owner Trust, Series 05-2, Class A3,
4.00%, 12/15/09	983	983,423
Wells Fargo Home Equity Trust, Series 07-2, Class A1,
2.48%, 4/25/37(a)	7,916	7,598,185

Total Asset Backed Securities (Cost — $326,617,492) — 27.4%		315,943,868

JUNE 30, 2008	9

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Collateralized Debt Obligation
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
3.25%, 1/15/24(a)(c)
(Cost — $423,292) — 0.0%	$426		$416,382

Corporate Bonds
Energy & Utilities — 0.2%
Florida Power Corp., First Mortgage Bonds,
6.65%, 7/15/11	2,275		2,401,902
Finance — 1.7%
Household Finance Corp., Unsecured Notes,
4.13%, 12/15/08	4,375		4,368,210
Lehman Brothers Holdings, Inc., Unsecured Notes,
2.78%, 5/25/10(a)	2,560		2,371,328
Morgan Stanley, Senior Notes,
5.63%, 1/09/12	9,104		9,110,755
Student Loan Marketing Corp., Unsecured Notes,
4.00%, 1/15/09	3,666		3,620,879

			19,471,172

Food & Agriculture — 0.2%
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 8/11/10	1,795		1,838,010
Oil & Gas — 0.4%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.18%, 9/15/09(a)(d)	4,175		4,127,200
Real Estate — 0.3%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
8.25%, 7/15/08	3,945		3,949,900
Retail Merchandising — 0.1%
Federated Department Stores, Inc., Senior Unsecured Notes,
6.63%, 9/01/08	800		800,914
Yankee — 0.8%
Oil & Gas — 0.2%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
2.81%, 4/09/09(a)(e)(k)	3,040		3,041,563
Telecommunications — 0.6%
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(k)	2,325		2,450,438
Vodafone Group Plc (United Kingdom), Unsecured Notes,
2.92%, 2/27/12(a)(k)	4,535		4,374,874

			6,825,312

Total Corporate Bonds (Cost — $42,905,568) — 3.7%			42,455,973

Foreign Bonds
Canada — 0.4%
Province of Manitoba, Senior Unsecured Notes (NZD),
6.38%, 9/01/15	1,300		943,069
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	4,540		3,260,647

Total Foreign Bonds (Cost — $4,116,738) — 0.4%			4,203,716

	Par/Shares (000)
Short-Term Investments
CBA (Delaware) Finance,
2.58%, 8/28/08(l)	12,500		12,448,042
Galileo Money Market Fund, 2.32%(m)	13,499		13,498,535

Total Short-Term Investments (Cost — $25,946,577) — 2.2%			25,946,577

	Contracts
Call Options Purchased
Euro-Bobl Future, expiring September 2008 at USD 96.750	482		180,750
Euro-Bobl Future, expiring September 2008 at USD 97.750	482		27,112
Euro-Dollar Future, expiring September 2008 at USD 97.375	294		33,075
Call Swaptions Purchased
Receive a fixed rate of 5.435% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker Credit Suisse First National Bank	8,845	(n)	3,263,576

Total Call Options Purchased (Cost — $3,164,041) — 0.3%			3,504,513

Put Option Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.435% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker Credit Suisse First National Bank
(Cost — $2,708,604) — 0.2%	8,845	(n)	2,546,689

Total Investments Before TBA Sale Commitment and Outstanding Options Written (Cost — $1,212,265,839*) — 102.7%			1,186,294,097

	Par (000)
TBA Sale Commitment
Federal National Mortgage Assoc. 30 Year,
6.50%, 7/01/38
(Proceeds — $205,602) — (0.0)%	$(200)		(205,812)

	Contracts
Call Option Written
Euro-Bobl Future, expiring September 2008 at USD 97.250	(964)		(150,625)
Euro-Dollar Future, expiring September 2008 at USD 97.875	(295)		(5,532)
Call Swaptions Written
Pay a fixed rate of 5.040% and receive a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Credit Suisse First National Bank	(14,405	)(n)	(2,278,155)

Total Call Option Written (Premiums received — $2,102,019) — (0.2)%			(2,434,312)

10	JUNE 30, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Put Options Written
Euro-Bobl Future, expiring September 2008 at USD 96.500	(638)		$(821,425)
Euro-Dollar Future, expiring December 2008 at USD 96.750	(148)		(111,925)
Put Swaptions Written
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(8,300	)(n)	(1,052,984)
Receive a fixed rate of 5.040% and pay a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Credit Suisse First National Bank	(14,405	)(n)	(1,505,502)

Total Put Options Written (Premiums received — $2,828,186) — (0.3)%			(3,491,836)

Total Options Written (Premiums received — $4,930,205) — (0.5)%			(5,926,148)

Total Investments Net of TBA Sale Commitment and Outstanding Options Written (Cost — $1,207,130,032) — 102.2%			1,180,162,137
Liabilities in Excess of Other Assets — (2.2)%			(24,953,398)

Net Assets — 100.0%			$1,155,208,739

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,212,314,106

Gross unrealized appreciation	$10,222,491
Gross unrealized depreciation	(36,242,500)

Net unrealized depreciation	$(26,020,009)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	All or a portion of security, with a market value of $9,267,352 has been pledged as collateral in connection with open financial futures contracts.

(e)	Security, or a portion thereof, with a market value of $3,446,638, has been pledged as collateral for swap and interest rate swap contracts.

(f)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(g)	Security is fair valued by the Board of Trustees.

(h)	The rate shown is the effective yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	$—	$171	$—	$256
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A	—	$193,763	—	$24,968
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	—	$598,695	—	$300,420
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3	$9,161,094	$—	—	$192,307

(j)	Illiquid security.

(k)	U.S. dollar denominated security issued by foreign domiciled entity.

(l)	The rate shown is the effective yield on the discount notes at the time of purchase.

(m)	Represents current yield as of report date.

(n)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,487,761,528	07/11/08	$(571,624)
EUR	1,649,000	07/23/08	3,506
NZD	43,300	07/23/08	61

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $17,214,114)			$(568,057)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,649,000	07/23/08	$(2,085)
JPY	1,454,409,000	07/23/08	747,335
NZD	5,181,000	07/23/08	83,401

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $21,069,431)			$828,651

JUNE 30, 2008	11

Schedule of Investments (concluded)	Low Duration Bond Portfolio

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
2,326	U.S. Treasury Notes (2 Year)	September 2008	$491,258,469	$501,055
103	Euro-Bobl	September 2008	$17,165,584	(267,919)
98	Euro-Bund	September 2008	$17,071,874	(208,786)
12	Euro Dollar Futures	June 2010	$2,867,250	7,687
15	Euro Dollar Futures	June 2011	$3,570,938	6,046
6	Euro Dollar Futures	September 2010	$1,431,675	3,468
5	Euro Dollar Futures	December 2010	$1,191,625	2,703
261	Euro-Schatz	September 2008	$42,076,546	(295,513)

Total Net Unrealized Depreciation				$(251,259)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
833	U.S. Treasury Notes (5 Year)	September 2008	$92,092,054	$(1,113,185)
793	U.S. Treasury Notes (10 Year)	September 2008	$90,340,047	(25,255)
70	Euro Dollar Futures	September 2008	$16,987,250	(20,074)
70	Euro Dollar Futures	December 2008	$16,943,500	(11,145)
74	Euro Dollar Futures	March 2009	$17,885,800	(30,920)
52	Euro Dollar Futures	September 2009	$12,507,950	(21,118)
52	Euro Dollar Futures	December 2009	$12,471,550	(8,890)
40	Euro Dollar Futures	June 2009	$9,647,000	14,769
56	Euro Dollar Futures	March 2010	$13,404,300	(14,071)
1	Euro Dollar Futures	March 2011	$238,200	453

Total Net Unrealized Depreciation				$(1,229,436)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 7.12% and pay a floating rate based on 6-month AUD rate
Broker, Deutsche Bank Expires, October 2012	AUD	38,420,000	$(977,263)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	7,000,000	(550,870)
Receive a fixed rate of 5.29% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	7,000,000	(457,048)
Bought credit default protection on CDX NA.IG.10 and pay 1.55%
Broker, Credit Suisse Expires, June 2013	USD	6,370,000	157,558
Bought credit default protection on CDX NA.IG.HVOL.10 and pay 3.5%
Broker, Deutsche Bank Expires, June 2013	USD	3,000,000	(2,659)
Bought credit default protection on CDX NA.IG.HVOL.10 and pay 3.5%
Broker, Lehman Brothers Expires, June 2013	USD	16,250,000	123

Total			$(1,830,159)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

12	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
Federal Home Loan Bank, Unsecured Bonds,
3.35%, 1/23/09	$2,000	$2,000,864
Federal Home Loan Mortgage Corp., Unsecured Notes,
3.06%, 7/15/08	3,155	3,155,555
Housing & Urban Development, Section 108 Government Guaranteed Participation Certificates, Series 03-A,
4.44%, 8/01/11	2,099	2,157,613
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/27	1,010	1,127,710
1.75%, 1/15/28	1,000	975,401
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	725	866,366
U.S. Treasury Notes,
2.00%, 2/28/10(a)	86,815	86,184,202
2.50%, 3/31/13	1,700	1,640,102
3.13%, 4/30/13	8,070	8,002,543
3.50%, 5/31/13-2/15/18	20,925	20,669,534
3.88%, 5/15/18(b)	58,000	57,515,178

Total U.S. Government & Agency Obligations (Cost — $184,953,878) — 37.7%		184,295,068

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
3.71%, 7/01/34(c)	1,892	1,898,895
5.02%, 8/01/34(c)(d)	4,473	4,516,412
4.39%, 11/01/34(c)	1,883	1,883,235
4.36%, 3/01/35(c)	12,314	12,404,124
4.75%, 4/01/35(c)	7,481	7,543,282
5.54%, 4/01/36(c)	3,054	3,085,259
6.01%, 10/01/36(c)	3,015	3,069,752
Federal Home Loan Mortgage Corp. Gold,
9.00%, 12/01/09	41	41,017
6.00%, 12/01/36	2	1,532
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 7/01/38(e)	200	202,062
Federal National Mortgage Assoc.,
8.50%, 2/01/09-8/01/09	15	14,927
9.00%, 5/01/09	37	37,126
5.01%, 1/01/12(d)	10,994	11,089,492
6.00%, 4/01/16	10	10,549
7.00%, 1/01/17-4/01/32	837	880,307
5.00%, 6/01/23-7/01/35	9,077	8,747,712
5.50%, 1/01/24-9/01/36(d)	12,527	12,429,035
6.50%, 12/01/29	87	90,511
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(e)	15,000	15,102,052
Federal National Mortgage Assoc. ARM,
4.79%, 3/01/33(c)	2,724	2,743,211
4.28%, 5/01/33(c)	1,737	1,738,488
4.02%, 9/01/33(c)	1,555	1,549,738
7.20%, 10/01/33(c)	644	650,612
4.00%, 4/01/34(c)	1,585	1,605,809
3.89%, 5/01/34(c)	1,384	1,395,623
4.39%, 6/01/34(c)	4,284	4,321,374
3.76%, 7/01/34(c)	6,459	6,519,223
4.82%, 8/01/34(c)	1,772	1,782,178
4.58%, 3/01/35(c)	4,057	4,113,747
4.94%, 7/01/35(c)	10,010	10,098,739
Government National Mortgage Assoc. I,
6.00%, 2/15/11	47	47,161
Government National Mortgage Assoc. II ARM,
4.75%, 6/20/34(c)	1,717	1,726,828
3.63%, 2/20/35(c)	2,171	2,112,381
5.00%, 5/20/35(c)	4,478	4,521,302

Total Mortgage Pass-Throughs (Cost — $126,809,882) — 26.2%		127,973,695

Collateralized Mortgage Obligations
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.67%, 12/25/46(c)	535	368,950
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.85%, 11/25/34(c)	603	471,859
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(c)	5,245	4,914,952
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.59%, 3/25/37(c)(f)	1,092	1,042,792
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
4.75%, 8/25/46(c)	535	438,369
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.67%, 3/20/47(c)	1,448	1,015,705
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.68%, 4/25/46(c)	613	437,430
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	847	783,061
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1,
4.69%, 6/25/34(c)	291	277,319
Federal Home Loan Mortgage Corp., Series 2668, Class AD,
4.00%, 1/15/15	1,368	1,369,523
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
5.03%, 1/15/33(g)	550	88,366
Federal Home Loan Mortgage Corp., Series 2718, Class MR,
4.00%, 8/15/13	440	440,373
Federal Home Loan Mortgage Corp., Series 2870, Class AH,
5.00%, 12/15/23	2,068	2,081,567
Federal Home Loan Mortgage Corp., Series 2931, Class DE,
4.00%, 2/15/20	10,000	9,328,705
Federal Home Loan Mortgage Corp., Series 3057, Class BL,
5.50%, 6/15/27	3,919	3,977,878
Federal Home Loan Mortgage Corp., Series 3084, Class BC,
5.50%, 12/15/24	2,141	2,172,753
Federal Home Loan Mortgage Corp., Series 3143, Class NA,
5.50%, 7/15/26	3,247	3,303,522

JUNE 30, 2008	13

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	$3,215	$3,283,051
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
4.63%, 8/15/36(g)	2,749	310,158
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
4.73%, 8/15/35(g)	494	57,209
Federal National Mortgage Assoc., Series 01-T2, Class B,
6.02%, 11/25/10	3,600	3,736,554
Federal National Mortgage Assoc., Series 03-10, Class PC,
5.50%, 5/25/28	4,700	4,765,168
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32	5,039	5,201,728
Federal National Mortgage Assoc., Series 05-29, Class JB,
4.50%, 4/25/35	8,163	8,197,017
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	1,472	1,495,524
Federal National Mortgage Assoc., Series 05-68, Class PC,
5.50%, 7/25/35	3,825	3,911,723
Federal National Mortgage Assoc., Series 06-39, Class G1,
5.50%, 11/25/25	3,295	3,333,153
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 11/25/36(g)	5,712	1,380,953
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
5.62%, 8/25/34(c)	1,003	986,555
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(c)	5,315	4,992,407
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.67%, 8/25/46(c)	1,650	1,319,938
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	394	386,550
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	319	307,654
Mortgage IT Trust, Series 04-1, Class A1,
2.87%, 11/25/34(c)	1,113	961,642
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.78%, 9/25/34(c)	203	175,241
Summit Mortgage Trust, Series 00-1, Class B1,
6.69%, 12/28/12(c)(f)(h)	5	4,938
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
4.56%, 5/25/47(c)	722	534,404
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
4.54%, 6/25/47(c)	1,215	985,088
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR4, Class 2A4,
5.77%, 4/25/36(c)	1,500	1,368,078

Total Collateralized Mortgage Obligations (Cost — $80,178,955) — 16.4%		80,207,857

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	3,380	3,471,986
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36	1,322	1,337,410
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1,
4.36%, 6/11/41	1,233	1,229,808
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44(c)	925	882,985
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(c)	1,292	1,255,041
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	5,115	4,728,379
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(c)	1,970	1,917,834
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10(c)	3,311	3,413,751
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	2,680	2,647,797
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/01/22(i)	137	139,567
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	388	371,173
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.65%, 4/15/09	4,639	4,679,015
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	3,559	3,687,843
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	3,540	3,619,673
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(c)	989	1,009,723
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	3,580	3,616,808
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	1,556	1,587,389
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3,
5.64%, 4/15/11	1,856	1,872,951
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2,
3.25%, 3/15/29	2,100	2,084,712
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	2,725	2,599,644
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39	1,128	1,134,942
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	1,235	1,172,462

14	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Morgan Stanley Capital I, Inc., Series 08-T29, Class A4,
6.46%, 1/11/43(c)	$2,345	$2,312,239
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(c)(h)	710	699,315
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1,
2.99%, 6/15/35	1,644	1,582,545
Wachovia Bank Commercial Mortgage Trust, Series 04-C12, Class A1,
3.40%, 7/15/41	718	713,286
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A4,
6.10%, 7/15/17(c)	3,735	3,604,325
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
1.99%, 5/25/36(g)(h)	28,390	966,538

Total Commercial Mortgage Backed Securities (Cost — $60,250,391) — 11.9%		58,339,141

Project Loan
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23
(Cost — $407,338) — 0.1%	398	406,218

Asset Backed Securities
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/14	3,100	3,132,935
Citibank OMNI Master Trust, Series 07, Class A9,
3.58%, 12/23/13(c)(h)	3,700	3,726,677
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.68%, 2/25/47(c)	765	550,610
Green Tree Financial Corp., Series 97-5, Class A7,
7.13%, 5/15/29	1,181	1,247,693
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(c)	1,051	740,588
IndyMac Residential Trust, Series 06-E, Class 2A1,
2.54%, 4/25/37(c)	1,896	1,835,719
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.63%, 2/25/47(c)	828	590,056
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16	863	892,807
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	629	651,308
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	1,576	1,594,212
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(c)	4,470	4,530,613
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(c)	1,130	1,150,216
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(c)	3,040	3,142,630
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(h)	391	367,858

Total Asset Backed Securities (Cost — $24,059,300) — 5.0%		24,153,922

Corporate Bonds
Finance — 2.3%
General Electric Capital Corp., Unsecured Notes,
5.00%, 11/15/11(a)	1,390	1,416,730
Private Export Funding Corp., Senior Unsecured Notes,
3.38%, 2/15/09	5,250	5,269,777
Private Export Funding Corp., Unsecured Notes,
3.55%, 4/15/13	4,575	4,431,134

		11,117,641

Insurance — 0.4%
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(d)(h)	2,150	2,187,913

Oil & Gas — 0.4%
ENSCO Offshore Co. Bonds,
6.36%, 12/01/15	1,738	1,843,915

Yankee — 0.7%
Banks — 0.7%
International Bank for Reconstruction & Development (Multiple Countries), Unsecured Notes,
1.00%, 2/05/15(j)	4,100	3,275,638

Total Corporate Bonds (Cost — $18,368,051) — 3.8%		18,425,107

Foreign Bonds
Germany — 0.3%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37
(Cost — $1,495,503) — 0.3%	1,100	1,497,679

Taxable Municipal Bond
Stanislaus County California Taxable Pension Obligation Refunding Revenue Bonds, Series 95,
7.15%, 8/15/13
(Cost — $2,565,000) — 0.6%	2,565	2,739,830

	Par/Shares (000)
Short-Term Investments
Federal Home Loan Bank, Discount Notes,
1.80%, 7/01/08(k)	200	200,000
Federal Home Loan Bank, Discount Notes,
2.19%, 7/16/08(k)	40,900	40,862,742
Galileo Money Market Fund, 2.32%(l)	162	161,976

Total Short-Term Investments (Cost — $41,224,718) — 8.4%		41,224,718

JUNE 30, 2008	15

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Purchased
EURIBOR Future, expiring September 2008 at USD 95	101		$21,880
Call Swaptions Purchased
Receive a fixed rate of 5.345% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker Lehman Brothers	1,160	(m)	631,733
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	770	(m)	273,326
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	910	(m)	538,077
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	1,510	(m)	934,643
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,062	(m)	890,629
Receive a fixed rate of 6.075% and pay a floating rate based on 3-month USD LIBOR, expiring July 2012, Broker Lehman Brothers	1,480	(m)	1,269,703

Total Call Options Purchased (Cost — $2,670,118) — 0.9%			4,559,991

Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.345% and receive a floating rate based 3-month USD LIBOR, expiring November 2009, Broker Lehman Brothers	1,160	(m)	328,717
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	770	(m)	231,551
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	910	(m)	425,300
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	1,510	(m)	677,662
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,062	(m)	326,177
Pay a fixed rate of 6.075% and receive a floating rate based on 3-month USD LIBOR, expiring July 2012, Broker Lehman Brothers	1,480	(m)	443,287

Total Put Options Purchased (Cost — $2,646,197) — 0.5%			2,432,694

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $545,629,331*) — 111.8%			546,255,920

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 7/01/38(e)	$(200)		(202,062)
Federal National Mortgage Assoc. 30 Year,
5.00%, 7/01/38	(7,200)		(6,900,768)

Total TBA Sale Commitments (Proceeds — $7,109,852) — (1.5)%			(7,102,830)

	Contracts
Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(56)		(19,250)
Call Swaptions Written
Pay a fixed rate of 4.200% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(1,040	)(m)	(80,836)
Pay a fixed rate of 4.580% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Bank of America	(380	)(m)	(85,435)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(910	)(m)	(330,370)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(1,460	)(m)	(537,553)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(1,250	)(m)	(586,020)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(680	)(m)	(400,257)
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(450	)(m)	(269,101)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(1,100	)(m)	(671,060)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(390	)(m)	(274,227)

Total Call Options Written (Premiums received — $3,020,928) — (0.7)%			(3,254,109)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(56)		(49,875)
Put Swaptions Written
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(450	)(m)	(5,195)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Citibank	(2,350	)(m)	(355,396)
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(4,800	)(m)	(608,954)
Receive a fixed rate of 4.580% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, Bank of America	(380	)(m)	(178,120)
Receive a fixed rate of 4.700% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(1,040	)(m)	(284,158)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(1,460	)(m)	(712,883)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(1,250	)(m)	(673,974)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(680	)(m)	(265,007)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(1,100	)(m)	(261,983)

16	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Put Options Written
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(390	)(m)	$(85,074)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(910	)(m)	(492,841)

Total Put Options Written (Premiums received — $3,534,754) — (0.8)%			(3,973,460)

Total Options Written (Premiums received — $6,555,682) — (1.5)%			(7,227,569)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $531,963,797) — 108.8%			531,925,521
Liabilities in Excess of Other Assets — (8.8)%			(43,098,586)

Net Assets — 100.0%			$488,826,935

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$544,320,665

Gross unrealized appreciation	$7,020,483
Gross unrealized depreciation	(5,085,228)

Net unrealized appreciation	$1,935,255

(a)	All or a portion of security, with a market value of $2,047,637 has been pledged as collateral in connection with open financial futures contracts.

(b)	Security, or a portion thereof, subject to financing transactions.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Security, or a portion thereof, with a market value of $6,703,691, has been pledged as collateral for swap and interest rate swap contracts.

(e)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)	Security is fair valued by the Board of Trustees.

(g)	The rate shown is the effective yield as of report date.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1	$—	$3,019	$—	$7,597

(j)	U.S. dollar denominated security issued by foreign domiciled entity.

(k)	The rate shown is the effective yield on the discount notes at the time of purchase.

(l)	Represents current yield as of report date.

(m)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	542,665,000	07/11/08	$(208,501)
EUR	3,210,000	07/23/08	77,871
JPY	501,509,165	07/23/08	(57,441)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $15,079,095)			$(188,071)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Depreciation
EUR	7,347,500	07/23/08	$(196,175)
JPY	531,141,366	07/23/08	(38,943)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $16,327,731)			$(235,118)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
305	U.S. Treasury Notes (10 Year)	September 2008	$34,746,172	$315,844
104	Euro-Bund	September 2008	$18,117,091	(219,250)
82	Euro Dollar Futures	December 2008	$19,848,100	35,100
543	Euro Dollar Futures	March 2009	$131,243,100	107,794
136	Euro Dollar Futures	June 2009	$32,799,800	(155,669)

Total Net Unrealized Appreciation				$83,819

JUNE 30, 2008	17

Schedule of Investments (continued)	Intermediate Government Bond Portfolio

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
248	U.S. Treasury Notes (2 Year)	September 2008	$52,378,375	$(353,986)
90	U.S. Treasury Notes (5 Year)	September 2008	$9,949,922	901
272	U.S. Treasury Bonds	September 2008	$31,441,500	(570,009)
285	Euro Dollar Futures	June 2010	$68,097,188	586,500

Total Net Unrealized Depreciation				$(336,594)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 3.571% and pay a floating rate based on return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index
Broker, Goldman Sachs Expires, August 2008	USD	5,480,000	$(200,573)
Receive a fixed rate of 4.7775% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, August 2009	USD	22,300,000	714,448
Receive a fixed rate of 4.05% and pay a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	6,800,000	76,320
Receive a fixed rate of 5.02% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, November 2011	USD	2,000,000	69,729
Receive a fixed rate of 4.87% and pay a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2012	USD	57,000,000	2,287,610
Pay a fixed rate of 4.805% and receive a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2012	USD	47,000,000	(1,758,484)
Receive a fixed rate of 4.355% and pay a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, December 2012	USD	17,800,000	124,682
Receive a fixed rate of 3.77375% and pay a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, January 2013	USD	10,600,000	(65,805)
Pay a fixed rate of 3.484% and receive a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	2,400,000	52,179
Pay a fixed rate of 3.461% and receive a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	2,400,000	54,641
Receive a fixed rate of 3.247% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	11,700,000	(393,059)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	2,800,000	(220,348)
Receive a fixed rate of 5.294% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	2,800,000	(182,819)
Receive a fixed rate of 4.265% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2013	USD	20,200,000	—
Pay a fixed rate of 4.39% and receive a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	USD	21,100,000	(358,391)
Pay a fixed rate of 4.39% and receive a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	USD	17,000,000	(166,870)
Pay a fixed rate of 5.643% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, July 2017	USD	9,000,000	(830,307)

18	JUNE 30, 2008

Schedule of Investments (concluded)	Intermediate Government Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.305% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, October 2017	USD	24,300,000	$(1,357,662)
Receive a fixed rate of 5.305% and pay a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, October 2017	USD	5,100,000	(28,652)
Receive a fixed rate of 5.055% and pay a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2017	USD	7,100,000	246,656
Pay a fixed rate of 5.115% and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	9,100,000	(443,721)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	9,700,000	27,171
Receive a fixed rate of 4.465% and pay a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, May 2018	USD	7,400,000	(103,538)
Receive a fixed rate of 4.311% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, May 2018	USD	1,900,000	(50,137)
Pay a fixed rate of 4.51% and receive a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, May 2018	USD	5,000,000	51,996
Receive a fixed rate of 4.356% and pay a floating rate based on 3-Month USD LIBOR
Broker, JP Morgan Chase Expires, May 2018	USD	1,200,000	(27,783)
Receive a fixed rate of 4.885% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, June 2018	USD	4,200,000	73,546
Pay a fixed rate of 4.68% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2018	USD	11,300,000	—
Pay a fixed rate of 4.65% and receive a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2018	USD	1,700,000	18,066
Receive a fixed rate of 5.411% and pay a floating rate based on 3-Month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	12,035,000	924,431
Receive a fixed rate of 5.411% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	2,000,000	130,888

Total			$(1,335,786)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	19

Schedule of Investments June 30, 2008 (Unaudited)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks
Banks — 0.2%
Citigroup, Inc.,
8.13%	60,000	$1,344,000
Wachovia Corp.,
8.00%	30,000	672,600

		2,016,600

Government — 0.1%
Federal National Mortgage Assoc.,
8.25%	53,115	1,218,989

Total Preferred Stocks (Cost — $3,577,875) — 0.3%		3,235,589

	Par (000)
Trust Preferred Stocks
Banks — 2.8%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36	$535	493,184
Bank of America Corp., Depositary Shares,
8.13%(a)	2,775	2,623,096
JPMorgan Chase & Co., Depositary Shares,
7.90%(a)	8,625	8,087,145
State Street Capital Trust III, Capital Securities,
8.25%(a)(b)	4,175	4,255,619
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(a)(b)	475	477,299
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	12,100	11,112,640

		27,048,983

Finance — 0.4%

General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	2,125	2,009,844
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(a)	3,180	2,211,245

		4,221,089

Insurance — 0.3%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	950	869,008
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37	1,580	1,385,461
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(b)	1,000	859,142

		3,113,611

Yankee — 0.9%
Banks — 0.4%
Barclays Bank Plc (United Kingdom), Subordinated Notes,
7.38%(c)(d)	1,500	1,473,174
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(b)(c)(d)	2,575	2,317,572

		3,790,746

Finance — 0.5%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(c)(e)	5,160	4,301,624

Total Trust Preferred Stocks (Cost — $46,861,729) — 4.4%		42,476,053

U.S. Government & Agency Obligations
Federal National Mortgage Assoc., Subordinated Notes,
5.25%, 8/01/12	3,070	3,106,914
4.63%, 5/01/13(f)	1,960	1,923,550
U.S. Treasury Bonds,
5.00%, 5/15/37	500	537,344
U.S. Treasury Inflation Indexed Bonds,
2.00%, 1/15/26	2,000	2,145,849
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	1,450	1,732,732
U.S. Treasury Notes,
2.00%, 2/28/10(g)	69,325	68,821,285
3.13%, 4/30/13	11,985	11,884,817
3.50%, 5/31/13(g)	21,905	22,067,579
3.88%, 5/15/18(g)	935	927,184

Total U.S. Government & Agency Obligations (Cost — $113,550,778) — 11.8%		113,147,254

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
4.97%, 10/01/35(b)	9,743	9,859,221
6.01%, 10/01/36(b)(f)	6,844	6,969,689
Federal National Mortgage Assoc.,
8.50%, 8/01/09	17	17,088
6.00%, 5/01/16-3/01/38	6,505	6,576,953
5.50%, 1/01/20-5/01/37(f)	42,290	41,918,302
5.00%, 8/01/33-11/01/36	24,252	23,352,569
Federal National Mortgage Assoc. 15 Year,
5.50%, 7/01/23(h)	200	201,312
Federal National Mortgage Assoc. 30 Year,
6.00%, 7/01/38(h)	27,300	27,547,338
6.50%, 7/01/38(h)	900	926,154
Federal National Mortgage Assoc. ARM,
4.00%, 4/01/34(b)	3,651	3,699,116
4.78%, 1/01/35(b)	3,183	3,181,711
4.84%, 9/01/35(b)(f)	3,390	3,428,174
Government National Mortgage Assoc. II,
6.00%, 7/20/37	5,387	5,468,618

Total Mortgage Pass-Throughs (Cost — $133,043,066) — 13.8%		133,146,245

20	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.67%, 12/25/46(b)	$908	$626,630
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
2.74%, 1/25/35(b)	1,513	1,346,728
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.85%, 11/25/34(b)	2,099	1,643,280
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.40%, 10/25/34(b)	2,195	2,033,616
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(b)	1,775	1,663,522
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.59%, 3/25/37(b)(i)	1,929	1,842,265
Commercial Mortgage Pass Through Certificates, Series 04-LB3A, Class A3,
5.09%, 6/10/11	2,385	2,370,157
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
4.75%, 8/25/46(b)	947	775,576
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.67%, 3/20/47(b)	2,515	1,764,118
Countrywide Home Loans, Series 04-29, Class 1A1,
2.75%, 2/25/35(b)	847	695,095
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.68%, 4/25/46(b)	1,096	782,072
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	1,540	1,423,747
Federal Home Loan Mortgage Corp., Series 2626, Class NA,
5.00%, 6/15/23	8,308	8,418,035
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
5.03%, 1/15/33(j)	1,070	171,911
Federal Home Loan Mortgage Corp., Series 3200, Class AD,
5.50%, 5/15/29	10,446	10,606,626
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
4.63%, 8/15/36(j)	5,345	603,031
Federal Home Loan Mortgage Corp., Series 3294, Class NA,
5.50%, 7/15/27	5,930	6,054,139
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
4.73%, 8/15/35(j)	961	111,298
Federal National Mortgage Assoc., Series 89-16, Class B (PO),
10.60%, 3/25/19(j)	64	58,304
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32	11,232	11,594,748
Federal National Mortgage Assoc., Series 05-29, Class AT,
4.50%, 4/25/35	2,644	2,655,354
Federal National Mortgage Assoc., Series 05-29, Class WB,
4.75%, 4/25/35	6,809	6,796,627
Federal National Mortgage Assoc., Series 05-62, Class CQ,
4.75%, 7/25/35	8,559	8,600,155
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 11/25/36(j)	9,521	2,301,758
First Horizon Alternative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.38%, 10/25/34(b)	3,250	2,914,236
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	655	615,502
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.67%, 8/25/46(b)	2,894	2,315,302
GSAA Home Equity Trust, Series 04-8, Class A3A,
2.85%, 9/25/34(b)	285	193,883
Homebanc Mortgage Trust, Series 06-2, Class A1,
2.66%, 12/25/36(b)	2,789	2,149,079
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(b)	5,961	5,853,522
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	789	773,099
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	638	615,308
Mortgage IT Trust, Series 04-1, Class A1,
2.87%, 11/25/34(b)	3,517	3,039,789
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
2.54%, 7/25/36(b)	2,926	2,750,987
Residential Funding Mortgage Securities I, Inc., Series 03-S16, Class A3,
5.00%, 9/25/18	8,485	8,199,024
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.78%, 9/25/34(b)	769	663,015
Structured Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(b)	7,189	6,708,343
Summit Mortgage Trust, Series 00-1, Class B1,
6.69%, 12/28/12(b)(d)(i)	10	10,364
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
4.56%, 5/25/47(b)	1,281	948,137
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
4.54%, 6/25/47(b)	2,178	1,765,724
Wells Fargo Mortgage Backed Securities Trust, Series 04-5, Class A1,
4.53%, 6/25/34(b)	8,028	7,738,510

Total Collateralized Mortgage Obligations (Cost — $123,523,248) — 12.7%		122,192,616

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	4,197	4,301,524
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32	1,980	2,050,431
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	1,800	1,718,241

JUNE 30, 2008	21

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 6/10/17(b)	$1,825	$1,734,226
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(b)	3,730	3,631,230
Commercial Mortgage Pass Through Certificates Series 2005 - c6 Class A2 Multi-Family, Commercial & Manufactured Housing,
5.00%, 6/10/44	6,645	6,638,588
Countrywide Alternative Loan Trust, Series 05-21CB Class A-17,
6.00%, 6/25/35	5,973	5,427,860
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	4,050	4,001,334
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	6,185	6,008,867
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09	5,321	5,419,253
Federal Home Loan Mortgage Corp., Series 2643, Class LC,
4.50%, 7/15/18	3,630	3,519,189
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,261	1,206,706
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C,
7.79%, 12/15/31(d)	5,690	5,902,437
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32(b)	4,332	4,488,227
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	6,709	6,872,734
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	4,850	4,959,156
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	3,057	3,122,606
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	4,247	4,404,435
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	6,013	6,214,497
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.67%, 5/10/40(b)	5,830	5,772,314
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 04-C3, Class A3,
4.21%, 12/10/41	6,697	6,643,584
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A2,
4.31%, 1/10/10	7,160	7,108,563
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.79%, 10/15/42	7,030	6,979,101
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB8, Class A1A,
4.16%, 4/12/14(d)	2,335	2,199,190
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB9, Class A2,
5.11%, 6/12/41	7,180	7,130,045
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class E,
7.61%, 9/15/29	4,896	5,116,769
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	4,825	4,603,039
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
7.26%, 7/15/25(b)	667	575,830
Morgan Stanley Capital I, Inc., Series 07-IQ13, Class A4,
5.36%, 3/15/44	6,965	6,439,092
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	1,472	1,397,935
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(d)	1,471	1,449,387
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/42	7,463	7,444,884
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.38%, 10/15/44(b)	2,270	2,269,910
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A4,
6.10%, 7/15/17(b)	7,420	7,160,400
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
1.99%, 5/25/36(d)(j)	39,776	1,354,186

Total Commercial Mortgage Backed Securities (Cost — $159,086,030) — 16.1%		155,265,770

Project Loan
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23
(Cost — $395,500) — 0.0%	398	406,140

Certificate of Deposit
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost — $1,375,000) — 0.2%	1,375	1,378,337

Asset Backed Securities
American Express Issuance Trust, Series 07-2, Class A,
2.72%, 7/15/13(b)	9,540	9,354,098
Amresco Independence Funding, Inc., Series 00-1, Class A,
3.40%, 1/15/27(b)(d)	686	562,918
Bank One Issuance Trust, Series 04-A7, Class A7,
2.59%, 9/15/11(b)	6,175	6,063,365
Bear Stearns Securities, Inc., Series 06-3, Class A1,
2.63%, 8/25/36(b)	2,929	2,627,634

22	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1,
2.53%, 1/25/31(b)	$1,633	$1,594,604
Chase Issuance Trust, Series 05-A2, Class A2,
2.54%, 4/16/12(b)	5,930	5,790,541
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/14	5,500	5,558,433
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	6,295	6,253,831
Citibank Credit Card Issuance Trust, Series 06-A6, Class A6,
2.49%, 5/24/10(b)	7,395	7,311,274
Citibank OMNI Master Trust, Series 07, Class A9,
3.58%, 12/23/13(b)(d)	6,395	6,441,108
Citigroup Mortgage Loan Trust, Inc., Series 06-HE2, Class A2A,
2.53%, 8/25/36(b)	1,982	1,930,605
Countrywide Certificates, Series 07-12, Class 2A1,
2.83%, 5/25/29	5,752	5,602,161
Deutsche ALT-A Securities, Inc., Series 06-AR3, Class A3,
2.57%, 8/25/36(b)	4,746	4,250,808
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.68%, 2/25/47(b)	1,324	952,741
First Franklin Mortgage Loan Certificates, Series 06-FF10, Class A2,
2.53%, 7/25/36(b)	1,220	1,195,438
Fremont Home Loan Trust, Series 06-2, Class 2A1,
2.54%, 2/25/36(b)	127	127,296
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	626	656,567
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(b)	1,885	1,327,951
MBNA Credit Card Master Notes Trust Series 2005 - A9 Class A9 Cmo Asset Backed,
2.51%, 4/15/13(b)	7,065	6,963,289
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	6,575	6,641,445
The Money Store Small Business Loan Backed Certificates, Series 97-2, Class A,
2.80%, 2/15/29(b)	813	617,529
PMC Capital LP, Series 98-1, Class A,
4.00%, 4/01/21(b)(d)	1,242	1,080,352
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1,
2.54%, 11/25/36(b)	2,583	2,523,162
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.63%, 2/25/47(b)	1,471	1,048,977
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
2.54%, 10/25/30(b)	2,334	2,287,751
Small Business Administration Participation Certificates, Series 92-20H, Class 1,
7.40%, 8/01/12	331	336,937
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16	984	1,018,113
Small Business Administration Participation Certificates, Series 01-P10B, Class 1,
6.34%, 8/01/11(b)	388	396,872
Structured Asset Securities Corp., Series 03-AL1, Class A,
3.36%, 4/25/31(d)	1,989	1,720,258
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4,
4.25%, 1/25/28	7,375	7,436,238
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(b)	8,030	8,138,887
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(b)	2,030	2,066,317
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(b)	5,470	5,654,667
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(d)	833	783,182

Total Asset Backed Securities (Cost — $117,941,792) — 12.1%		116,315,349

Collateralized Debt Obligations
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
3.25%, 1/15/24(b)(d)
(Cost — $318,783) — 0.0%	322	314,095

Corporate Bonds
Banks — 6.0%
Bank of America Corp., Senior Unsecured Notes,
4.88%, 1/15/13	2,280	2,219,751
6.00%, 9/01/17	2,400	2,312,429
5.75%, 12/01/17	2,555	2,399,441
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	2,300	2,225,234
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	1,115	1,163,733
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	10,325	10,071,480
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10	4,745	4,701,061
4.63%, 8/03/10	860	856,434
JPMorgan Chase & Co., Subordinated Notes,
6.25%, 2/15/11	1,500	1,538,558
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	4,505	4,407,932
SunTrust Bank, Inc., Senior Unsecured Notes,
4.00%, 10/15/08	1,100	1,100,101
U.S. Bank N.A., Subordinated Notes,
6.30%, 7/15/08	1,360	1,361,258
UBS AG, Senior Notes,
5.88%, 12/20/17	4,165	4,051,504
Wachovia Corp., Subordinated Notes,
5.63%, 12/15/08	2,150	2,148,740
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	675	676,968

JUNE 30, 2008	23

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Banks (Continued)
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10(f)	$3,150	$3,181,774
4.88%, 1/12/11	830	841,442
5.25%, 10/23/12	9,500	9,553,247
4.38%, 1/31/13	2,700	2,614,429

		57,425,516

Broadcasting — 0.3%
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10	295	310,837
7.13%, 10/01/12	900	939,381
News America Holdings, Inc., Senior Debentures,
9.50%, 7/15/24	550	668,074
8.50%, 2/23/25	650	733,991

		2,652,283

Computer & Office Equipment — 0.2%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	2,250	2,283,559

Computer Software & Services — 0.5%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18	1,320	1,318,872
Oracle Corp., Unsecured Notes,
5.00%, 1/15/11	3,650	3,721,069

		5,039,941

Energy & Utilities — 1.4%
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09	455	460,084
Duke Energy Corp., First Mortgage Bonds,
5.25%, 1/15/18(f)	925	912,851
NiSource Finance Corp., Secured Notes,
7.88%, 11/15/10	2,400	2,490,170
NiSource Finance Corp., Unsecured Notes,
3.21%, 11/23/09(b)	2,450	2,381,726
PECO Energy Co., First Refunding Mortgages,
5.95%, 11/01/11(f)	1,900	1,960,659
Virginia Electric & Power Co., Unsecured Notes,
5.73%, 11/25/08	2,514	2,532,928
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17	2,700	2,727,748

		13,466,166

Entertainment & Leisure — 1.3%
Comcast Cable Communications Corp., Senior Unsecured Notes,
5.45%, 11/15/10	4,000	4,066,212
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13	735	788,881
8.75%, 8/01/15	965	1,090,813
Comcast Corp., Unsecured Notes,
5.90%, 3/15/16	1,250	1,221,360
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	4,050	3,846,694
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	1,110	1,134,731
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	300	322,397

		12,471,088

Finance — 9.6%
Aetna, Inc., Senior Unsecured Notes,
6.00%, 6/15/16	4,170	4,125,206
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18	7,205	6,750,026
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(d)	680	651,822
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,460	3,597,611
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	3,500	3,452,074
5.50%, 8/15/11	1,725	1,720,762
6.40%, 10/02/17	275	271,752
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	8,730	8,945,661
5.88%, 2/15/12	690	715,861
6.00%, 6/15/12	1,775	1,835,297
General Electric Capital Corp., Unsecured Notes,
4.88%, 10/21/10	4,120	4,184,775
5.00%, 11/15/11	8,255	8,413,744
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	2,000	1,997,304
Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	7,945	7,777,043
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.75%, 4/25/11(f)	2,620	2,562,816
6.20%, 9/26/14	3,905	3,727,197
4.48%, 9/15/22(b)	1,525	1,477,577
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(f)	2,550	2,395,534
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.00%, 1/14/11	1,365	1,323,564
5.25%, 2/06/12(f)	1,015	960,529
Morgan Stanley, Senior Notes,
2.96%, 1/09/12(b)	13,745	12,774,301
5.55%, 4/27/17	505	451,670
6.25%, 8/28/17	3,775	3,519,470
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	350	359,028
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12(d)	3,800	3,793,483
Student Loan Marketing Corp., Senior Unsecured Notes,
3.06%, 7/27/09(b)	1,400	1,312,569
6.10%, 1/31/14(b)	3,750	3,017,550

		92,114,226

Food & Agriculture — 0.6%
Kraft Foods, Inc., Senior Unsecured Notes,
6.00%, 2/11/13	1,280	1,293,212
6.50%, 8/11/17	5,025	5,031,397

		6,324,609

Insurance — 2.4%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(d)	320	318,914

24	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (Continued)
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(d)	$2,325	$2,289,400
Monumental Global Funding II, Unsecured Notes,
2.65%, 6/16/10(b)(d)	4,940	4,895,491
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(d)	2,945	2,951,432
5.25%, 10/16/12(d)	4,650	4,722,679
Prudential Financial, Inc., Senior Unsecured Notes,
5.80%, 6/15/12	2,175	2,218,315
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(d)	3,775	3,841,568
WellPoint, Inc., Unsecured Notes,
5.00%, 1/15/11	1,925	1,902,427

		23,140,226

Medical & Medical Services — 0.5%
Amgen, Inc., Senior Unsecured Notes,
2.73%, 11/28/08(b)	1,890	1,884,222
UnitedHealth Group, Inc., Unsecured Notes,
5.25%, 3/15/11	2,600	2,587,960

		4,472,182

Motor Vehicles — 0.5%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes,
5.75%, 9/08/11	2,125	2,166,954
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.88%, 6/15/10	2,000	2,011,994
6.50%, 11/15/13	475	492,563

		4,671,511

Oil & Gas — 1.1%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16	4,000	4,002,148
ConocoPhillips, Senior Unsecured Notes,
8.75%, 5/25/10	2,400	2,611,800
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10(f)	1,850	1,916,545
Transocean, Inc., Senior Unsecured Notes,
5.25%, 12/04/12	2,025	2,046,153

		10,576,646

Pharmaceuticals — 0.2%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	1,250	1,307,158
Schering-Plough Corp., Senior Notes,
5.55%, 12/01/13	795	800,266

		2,107,424

Real Estate — 0.0%
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	600	577,246

Retail Merchandising — 0.6%
Federated Department Stores, Inc., Senior Unsecured Notes,
6.63%, 9/01/08	820	820,937
Target Corp., Senior Unsecured Notes,
5.13%, 1/15/13	5,000	5,056,395

		5,877,332

Telecommunications — 1.2%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,235	1,359,447
AT&T, Inc., Unsecured Notes,
4.95%, 1/15/13	3,525	3,512,782
SBC Communications, Inc., Senior Unsecured Notes,
5.88%, 2/01/12	130	133,268
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11	1,125	1,105,313
Verizon New Jersey, Inc., Senior Debentures,
5.88%, 1/17/12	5,015	5,084,874

		11,195,684

Transportation — 0.5%
Union Pacific Corp., Unsecured Notes,
7.25%, 11/01/08	1,750	1,772,138
United Technologies Corp., Unsecured Notes,
2.75%, 6/01/09(b)	2,825	2,823,723

		4,595,861

Yankee — 6.2%
Banks — 0.8%
Deutsche Bank AG (United Kingdom) Bonds,
5.38%, 10/12/12(c)	3,175	3,221,768
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes,
3.75%, 9/30/08(c)(d)	1,360	1,356,983
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(c)	3,800	3,626,021

		8,204,772

Energy & Utilities — 0.5%
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(c)	810	793,520
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(c)	2,300	2,305,039
SP PowerAssets Ltd. (Singapore), Unsecured Notes,
3.80%, 10/22/08(c)(d)	1,325	1,326,575

		4,425,134

Entertainment & Leisure — 0.3%
Rogers Cable, Inc. (Canada), Senior Secured Notes,
6.25%, 6/15/13(c)	2,575	2,631,238

Finance — 1.9%
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(c)	3,950	3,954,515
EDP Finance BV (Netherlands), Senior Notes,
5.38%, 11/02/12(c)(d)	10,200	10,167,686
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(c)	980	990,613
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes,
2.55%, 7/15/08(c)(d)	2,535	2,534,856
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(c)(d)	125	122,829

JUNE 30, 2008	25

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Yankee (Continued)
Finance (Continued)
Xstrata Finance Ltd. (Canada), Unsecured Notes,
5.80%, 11/15/16(c)(d)	$1,025		$966,671

			18,737,170

Government — 0.1%
United Mexican States (Mexico), Senior Unsecured Notes,
5.63%, 1/15/17(c)	330		333,465
United Mexican States (Mexico), Unsecured Notes,
7.50%, 4/08/33(c)	200		230,500

			563,965

Oil & Gas — 0.4%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
2.81%, 4/09/09(b)(c)	3,523		3,524,811
EnCana Corp. (Canada), Unsecured Notes,
4.60%, 8/15/09(c)	175		175,934

			3,700,745

Telecommunications — 2.0%
Cable & Wireless Optus Finance Ltd. (Australia), Unsecured Notes,
8.00%, 6/22/10(c)(d)	1,425		1,540,094
Telecom Italia Capital (Italy), Senior Unsecured Notes,
5.25%, 11/15/13(c)	3,540		3,344,047
Telecom Italia Capital (Italy), Unsecured Notes,
6.20%, 7/18/11(c)	3,875		3,951,423
5.25%, 10/01/15(c)	600		549,094
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(c)	3,500		3,551,765
5.86%, 2/04/13(c)	1,875		1,887,525
6.42%, 6/20/16(c)	2,200		2,233,161
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(c)	510		537,515
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(c)	1,845		1,927,964
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 9/15/15(c)	110		104,078

			19,626,666

Transportation — 0.2%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
4.25%, 8/01/09(c)	2,075		2,071,701

Total Corporate Bonds (Cost — $321,715,607) — 33.1%			318,952,891

Foreign Bonds
Germany — 0.3%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37
(Cost — $2,651,120) — 0.3%	1,950		2,654,977

Taxable Municipal Bonds
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B,
3.83%, 10/15/09	1,280		1,272,128
Wisconsin General Revenue Bonds, Series 03, Class A,
4.80%, 5/01/13	1,910		1,913,152

Total Taxable Municipal Bonds (Cost — $3,186,474) — 0.3%			3,185,280

	Shares
Short-Term Investment
Galileo Money Market Fund, 2.32%(k)
(Cost — $6,461,738) — 0.7%	6,461,738		6,461,738

	Contracts
Call Options Purchased
EURIBOR Future, expiring September 2008 at USD 95	197		42,676
Call Swaptions Purchased
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker Goldman Sachs & Co.	950	(l)	493,794
Receive a fixed rate of 5.345% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker Lehman Brothers	2,070	(l)	1,127,318
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	1,500	(l)	532,454
Receive a fixed rate of 5.365% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	840	(l)	485,139
Receive a fixed rate of 5.365% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker Lehman Brothers	1,500	(l)	866,320
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	1,610	(l)	951,982
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	2,860	(l)	1,770,251
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,988	(l)	1,667,623

Total Call Options Purchased (Cost — $5,656,111) — 0.8%			7,937,557

26	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Contracts		Value
Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker Goldman Sachs & Co.	950	(l)	$445,122
Pay a fixed rate of 5.345% and receive a floating rate based 3-month USD LIBOR, expiring November 2009, Broker Lehman Brothers	2,070	(l)	586,591
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	1,500	(l)	451,074
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	840	(l)	348,433
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker Lehman Brothers	1,500	(l)	622,202
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	1,610	(l)	752,453
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	2,860	(l)	1,283,519
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,988	(l)	610,738

Total Put Options Purchased (Cost — $5,609,555) — 0.5%			5,100,132

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,044,954,406*) — 107.1%			1,032,170,023

	Par (000)
TBA Sale Commitments
Federal National Mortgage Assoc. 30 Year,
5.00%, 7/01/38	$(20,100)		(19,264,644)
5.50%, 7/01/38	(24,800)		(24,443,376)

Total TBA Sale Commitments (Proceeds — $43,745,086) — (4.5)%			(43,708,020)

	Contracts
Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(101)		(34,719)
Call Swaptions Written
Pay a fixed rate of 4.200% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(1,870	)(l)	(145,348)
Pay a fixed rate of 4.580% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Bank of America	(680	)(l)	(152,883)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(1,630	)(l)	(591,761)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(2,600	)(l)	(957,287)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(2,200	)(l)	(1,031,394)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(1,180	)(l)	(694,563)
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(890	)(l)	(532,222)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(2,220	)(l)	(1,354,322)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(1,250	)(l)	(878,934)

Total Call Options Written (Premiums received — $5,768,590) — (0.7)%			(6,373,433)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(101)		(89,953)
Put Swaptions Written
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(890	)(l)	(10,275)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Citibank	(4,150	)(l)	(627,615)
Receive a fixed rate of 4.580% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, Bank of America	(680	)(l)	(318,742)
Receive a fixed rate of 4.700% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(1,870	)(l)	(510,938)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(2,600	)(l)	(1,269,518)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(2,200	)(l)	(1,186,193)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(1,180	)(l)	(459,866)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(2,220	)(l)	(528,729)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(1,250	)(l)	(272,672)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(1,630	)(l)	(882,780)
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(8,600	)(l)	(1,091,043)

Total Put Options Written (Premiums received — $6,687,457) — (0.7)%			(7,248,324)

JUNE 30, 2008	27

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

Value
Total Options Written (Premiums received — $12,456,047) — (1.4)%	$(13,621,757)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $988,753,273) — 101.2%	974,840,246
Liabilities in Excess of Other Assets — (1.2)%	(11,337,431)

Net Assets — 100.0%	$963,502,815

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,044,948,373

Gross unrealized appreciation	$8,703,297
Gross unrealized depreciation	(21,524,323)

Net unrealized depreciation	$(12,821,026)

(a)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	U.S. dollar denominated security issued by foreign domiciled entity.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(e)	All or a portion of security, with a market value of $3,876,463 has been pledged as collateral in connection with open financial futures contracts.

(f)	Security, or a portion thereof, with a market value of $19,199,576, has been pledged as collateral for swap and interest rate swap contracts.

(g)	Security, or a portion thereof, subject to financing transactions.

(h)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(i)	Security is fair valued by the Board of Trustees.

(j)	The rate shown is the effective yield as of report date.

(k)	Represents current yield as of report date.

(l)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	940,545,000	07/11/08	$(361,374)
EUR	6,240,000	07/23/08	151,376
JPY	971,338,550	07/23/08	(120,501)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $28,166,344)			$(330,499)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Depreciation
EUR	13,932,000	07/23/08	$(360,138)
JPY	1,032,499,104	07/23/08	(75,702)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $31,209,163)			$(435,840)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
1,925	U.S. Treasury Notes (10 Year)	September 2008	$219,299,609	$1,279,819
129	Euro-Bund	September 2008	$22,472,161	(272,914)
146	Euro Dollar Futures	December 2008	$35,339,300	62,495
859	Euro Dollar Futures	March 2009	$207,620,300	262,358
846	Euro Dollar Futures	June 2009	$204,034,050	(1,987,468)

Total Net Unrealized Depreciation				$(655,710)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
815	U.S. Treasury Notes (2 Year)	September 2008	$172,130,547	$(1,104,864)
1,343	U.S. Treasury Notes (5 Year)	September 2008	$148,474,945	(469,133)
423	U.S. Treasury Bond	September 2008	$48,896,156	(918,063)
463	Euro Dollar Futures	June 2010	$110,628,063	948,790

Total Net Unrealized Depreciation				$(1,543,270)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.5708%
Broker, Goldman Sachs Expires, August 2008	USD	9,715,000	$(355,579)

28	JUNE 30, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.49% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	44,600,000	$1,428,896
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	11,800,000	132,438
Receive a fixed rate of 4.51% and pay a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2010	USD	24,600,000	728,792
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, October 2010	USD	30,000,000	1,027,658
Receive a fixed rate of 5% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, November 2010	USD	10,300,000	333,407
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2011	USD	10,000,000	350,282
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2011	USD	17,000,000	592,699
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2011	USD	3,000,000	97,079
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Wachovia Bank Expires, November 2011	USD	6,400,000	207,101
Receive a fixed rate of 4.20% and pay a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse Expires, December 2012	USD	50,000,000	74,829
Receive a fixed rate of 3.62% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, February 2013	USD	68,000,000	(1,007,965)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	5,100,000	(401,348)
Receive a fixed rate of 5.29375% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	5,100,000	(332,992)
Receive a fixed rate of 3.79% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, April 2013	USD	25,000,000	(450,800)
Receive a fixed rate of 4.265% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2013	USD	39,700,000	—
Receive a fixed rate of 4.42% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, December 2014	USD	10,000,000	9,513
Sold credit default swap and receive 1.015%
Broker, Morgan Stanley Expires, December 2014	USD	1,900,000	(64,201)
Pay a fixed rate of 4.39% and receive a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	USD	22,000,000	(215,950)
Pay a fixed rate of 5.07% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, March 2017	USD	12,000,000	(561,954)

JUNE 30, 2008	29

Schedule of Investments (concluded)	Intermediate Bond Portfolio II

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.64% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	USD	17,200,000	$(1,586,809)
Pay a fixed rate of 5.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2017	USD	32,800,000	(3,504,549)
Pay a fixed rate of 5.305% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, October 2017	USD	48,700,000	(2,720,911)
Receive a fixed rate of 5.305% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, October 2017	USD	9,100,000	(51,125)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	12,200,000	34,173
Receive a fixed rate of 4.311% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, May 2018	USD	3,500,000	(92,357)
Pay a fixed rate of 4.51% and receive a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, May 2018	USD	9,000,000	93,593
Receive a fixed rate of 4.35625% and pay a floating rate based on 3-Month USD LIBOR
Broker, JP Morgan Chase Expires, May 2018	USD	2,200,000	(50,936)
Receive a fixed rate of 4.885% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, June 2018	USD	8,200,000	143,591
Pay a fixed rate of 4.68% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2018	USD	22,300,000	—
Pay a fixed rate of 4.65% and receive a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2018	USD	3,100,000	32,943
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	6,610,000	507,727
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	3,700,000	242,143

Total			$(5,360,612)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

30	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stock
Banks — 0.1%
Citigroup, Inc.,
8.13%
(Cost — $112,500) — 0.1%	4,500	$100,800

	Par (000)
Trust Preferred Stocks
Banks — 3.0%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36	$500	460,920
Bank of America Corp., Depositary Shares,
8.00%(a)(b)	630	590,228
8.13%(b)	225	212,683
JPMorgan Chase & Co., Depositary Shares,
7.90%(b)	425	398,497
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37	2,045	1,835,561
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(a)(b)	15	15,073
USB Capital IX, Capital Securities,
6.19%(a)(b)	75	57,000
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	850	780,640

		4,350,602

Finance — 0.4%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(c)	630	592,899
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(b)	65	45,198
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)	20	13,050

		651,147

Insurance — 2.0%
Allstate Corp., Junior subordinated Debentures,
6.50%, 5/15/37	900	786,352
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(a)	75	68,606
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66	850	774,237
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36	275	240,108
Reinsurance Group of America, Inc., Capital Securities,
6.75%, 12/15/65	50	39,317
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(a)	895	768,932
Travelers Cos., Inc., Senior Unsecured Notes,
6.25%, 6/15/37	250	232,388

		2,909,940

Yankee — 1.4%
Banks — 1.3%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(c)(d)	200	170,508
7.43%(c)(d)	900	844,179
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(d)	1,000	914,329

		1,929,016

Finance — 0.1%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(d)	160	133,384

Total Trust Preferred Stocks (Cost — $10,393,641) — 6.8%		9,974,089

U.S. Government & Agency Obligations
U.S. Treasury Bonds,
4.38%, 2/15/38	7,980	7,778,010
U.S. Treasury Inflation Protected Bonds,
1.75%, 1/15/28	700	682,781
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	75	89,624
U.S. Treasury Notes,
3.50%, 2/15/18	35	33,690

Total U.S. Government & Agency Obligations (Cost — $8,341,767) — 5.9%		8,584,105

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. Gold,
4.00%, 5/01/19	67	63,209
7.00%, 12/01/29-4/01/32	27	28,103
6.00%, 7/01/36	69	69,466
5.50%, 7/01/38	6,700	6,606,828
Federal Home Loan Mortgage Corp. Gold 15 Year,
4.50%, 7/01/23	400	386,376
Federal National Mortgage Assoc.,
5.00%, 12/01/17-11/01/35	626	606,309
7.00%, 1/01/31	12	12,189
6.00%, 12/01/32-8/01/34	460	467,210
5.50%, 11/01/33-3/01/37	7,808	7,701,283
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(e)	100	96,688
5.00%, 7/01/23(e)	111	110,207
5.50%, 7/01/23(e)	100	100,656
Federal National Mortgage Assoc. 30 Year,
5.00%, 7/01/38(e)	200	191,688
5.50%, 7/01/38(e)	16,200	15,967,044
6.00%, 7/01/38(e)	2,200	2,219,932
Federal National Mortgage Assoc. ARM,
4.57%, 1/01/35(a)	245	246,246
Government National Mortgage Assoc. I,
7.00%, 9/15/31-5/15/32	47	49,632
5.50%, 4/15/33-8/15/33	65	64,811
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(a)	151	152,100

Total Mortgage Pass-Throughs (Cost — $34,914,490) — 24.0%		35,139,977

JUNE 30, 2008	31

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.67%, 12/25/46(a)	$85	$58,564
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1,
5.00%, 8/25/19	120	112,503
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(a)	565	529,303
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1, Class 1A1,
4.90%, 10/25/35(a)	365	354,340
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5,
2.93%, 9/25/34(a)	44	39,941
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
4.75%, 8/25/46(a)	62	50,581
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.67%, 3/20/47(a)	152	106,916
Countrywide Home Loans, Series 04-29, Class 1A1,
2.75%, 2/25/35(a)	31	25,627
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.68%, 4/25/46(a)	74	53,022
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	145	148,612
Federal Home Loan Mortgage Corp., Series 3346, Class NE (IO),
4.08%, 10/15/33(f)	2,362	217,622
Federal National Mortgage Assoc., Series 99-7, Class AB,
6.00%, 3/25/29	65	66,709
Federal National Mortgage Assoc., Series 03-49, Class YD,
5.50%, 6/25/23	400	410,608
Federal National Mortgage Assoc., Series 04-101, Class HB,
5.00%, 1/25/20	230	227,833
Federal National Mortgage Assoc., Series 04-60, Class LB,
5.00%, 4/25/34	121	118,779
Federal National Mortgage Assoc., Series 04-M1, Class A,
4.70%, 6/25/13	106	105,541
Federal National Mortgage Assoc., Series 05-80, Class PB,
5.50%, 4/25/30	164	166,946
Federal National Mortgage Assoc., Series 07-61, Class PE,
5.50%, 7/25/37	170	160,054
Federal National Mortgage Assoc., Series 363, Class 2 (IO),
5.50%, 11/01/35(f)	150	39,156
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(f)	650	156,167
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4A,
4.75%, 7/10/39	100	93,799
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(a)	582	547,113
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.67%, 8/25/46(a)	230	183,926
Homebanc Mortgage Trust, Series 06-2, Class A1,
2.66%, 12/25/36(a)	259	199,914
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.84%, 8/25/34(a)	451	439,988
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2,
7.56%, 11/15/31(g)	70	72,093
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
4.56%, 5/25/47(a)	93	68,956
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
4.54%, 6/25/47(a)	138	111,519
Wells Fargo Mortgage Backed Securities Trust, Series 04-2, Class A1,
5.00%, 1/25/19	793	766,343

Total Collateralized Mortgage Obligations (Cost — $5,659,880) — 3.8%		5,632,475

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	260	256,516
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	280	287,620
Banc of America Commercial Mortgage, Inc., Series 04-1, Class A3,
4.43%, 11/10/39	270	261,706
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(a)	275	261,459
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	70	65,279
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW16, Class A4,
5.90%, 5/11/17(a)	795	756,273
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50	175	164,931
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	175	167,051
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/15/49	65	61,610
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(a)	540	524,756
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	625	577,759
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
6.02%, 5/15/46(a)	172	164,972

32	JUNE 30, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Commercial Mortgage Pass Through Certificates Series 2005 - c6 Class A2 Multi-Family, Commercial & Manufactured Housing,
5.00%, 6/10/44	$1,025	$1,024,011
Countrywide Alternative Loan Trust, Series 05-21CB Class A-17,
6.00%, 6/25/35	554	503,616
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	370	359,463
CW Capital Cobalt Ltd., Series 06-C1, Class A4,
5.22%, 8/15/48	1,000	932,330
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	360	367,357
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 01-C1, Class A2,
6.14%, 3/15/33	724	736,646
General Electric Capital Commercial Mortgage Corp., Series 02-3A, Class A2,
5.00%, 12/10/37	385	376,758
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A3,
4.58%, 6/10/48	240	233,130
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 98, Class A2,
6.42%, 8/15/08	92	91,470
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C2, Class A2,
6.95%, 9/15/33	209	212,217
GMAC Commercial Mortgage Securities Inc. Series 2004 - C3 Class A3 Commercial and Multifamily Properties,
4.21%, 12/10/41	1,030	1,021,785
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class AAB,
4.62%, 8/10/42	265	255,254
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4,
6.11%, 7/10/38(a)	625	616,544
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	1,240	1,155,423
Heller Financial Commercial Mortgage Asset Corp., Series 99-PH1, Class A2,
6.85%, 5/15/31	394	396,028
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43	50	47,360
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49	100	99,087
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 2/15/49	75	74,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB9, Class A2,
5.11%, 6/12/41	1,105	1,097,312
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(a)	232	238,829
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B,
6.21%, 10/15/08	299	299,667
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.21%, 4/15/30	100	88,177
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A2,
4.89%, 9/15/30	1,145	1,142,504
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A4,
4.95%, 9/15/30	90	85,346
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	130	122,999
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40	200	185,955
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	167	168,140
Morgan Stanley Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	216	223,594
Morgan Stanley Capital I, Inc., Series 06-HE8, Class A2A,
2.53%, 10/25/36(a)	162	156,732
Morgan Stanley Capital I, Inc., Series 06-IQ12, Class A4,
5.33%, 12/15/43	70	65,833
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.81%, 4/12/49(a)	35	34,445
Morgan Stanley Capital I, Inc., Series 07-IQ14, Class A4,
5.69%, 4/15/49	1,055	994,859
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class AM,
6.08%, 7/11/17	150	137,992
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	130	123,417
Morgan Stanley Capital I, Series 07-HQ11, Class A4,
5.45%, 2/12/44	375	348,278
Prudential Securities Secured Financing Corp., Series 99-C2, Class A2,
7.19%, 4/15/09	344	347,748
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/42	1,141	1,138,405
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	130	126,844

Total Commercial Mortgage Backed Securities (Cost — $19,497,398) — 13.1%		19,179,522

Asset Backed Securities
American Express Issuance Trust, Series 07-2, Class A,
2.72%, 7/15/13(a)	805	789,313
Bank One Issuance Trust, Series 04-A7, Class A7,
2.59%, 9/15/11(a)	945	927,916
Bear Stearns Asset Backed Securities Trust, Series 06-HE10, Class 21A1,
2.55%, 12/25/36(a)	183	168,437

JUNE 30, 2008	33

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
2.54%, 5/25/36(a)	$88	$86,090
Carrington Mortgage Loan Trust, Series 06-NC5, Class A1,
2.53%, 1/25/37(a)	205	193,117
Chase Issuance Trust, Series 05-A12, Class A,
2.48%, 12/15/08(a)	570	569,126
Chase Issuance Trust, Series 05-A2, Class A2,
2.54%, 4/16/12(a)	910	888,599
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/14	200	202,125
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	575	571,240
Citibank OMNI Master Trust, Series 07, Class A9,
3.58%, 12/23/13(a)(c)	440	443,172
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.68%, 2/25/47(a)	95	68,053
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	425	424,094
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
2.46%, 3/25/36(a)	155	132,945
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
2.53%, 6/25/36(a)	112	100,138
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
2.79%, 11/19/35(a)	148	112,459
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(a)	127	89,381
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.59%, 7/25/37(a)(h)	97	91,679
Honda Auto Receivables Owner Trust, Series 05-6, Class A3,
4.85%, 10/19/09	109	109,329
MBNA Credit Card Master Notes Trust Series 2005 - A9 Class A9 Cmo Asset Backed,
2.51%, 4/15/13(a)	595	586,434
Nationstar Home Equity Loan Trust, Series 06-B, Class AV1,
2.55%, 9/25/36(a)	33	32,679
Normura Asset Securities Corp., Series 98-D6, Class A1B,
6.59%, 3/17/28	66	66,782
Permanent Financing Plc, Series 5, Class 3A,
2.86%, 6/10/09(a)	470	466,170
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.63%, 2/25/47(a)	92	65,561
Small Business Administration Participation Certificates, Series 02-P10B, Class 1,
5.20%, 8/10/12	48	48,353
Small Business Administration Participation Certificates, Series 04-P10A, Class 1,
4.50%, 2/01/14	118	113,534
Structured Asset Securities Corp., Series 05-5, Class 2A4,
5.50%, 4/25/35	500	450,000
Structured Asset Securities Corp., Series 06-AM1, Class A2,
2.45%, 4/25/36(a)	43	42,766
Structured Asset Securities Corp., Series 06-BC1, Class A3,
2.45%, 3/25/36(a)	10	9,953
Structured Asset Securities Corp., Series 06-BC6, Class A2,
2.47%, 1/25/37(a)	210	199,564
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(a)	720	729,763
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(a)	180	183,220
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(a)	490	506,542
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12(i)	400	403,918
USAA Auto Owner Trust, Series 08-1, Class A3,
4.16%, 4/16/12(i)	570	567,424
Zuni Mortgage Loan Trust, Series 06-OA1, Class A1,
2.61%, 8/25/36(a)	726	692,666

Total Asset Backed Securities (Cost — $11,291,094) — 7.6%		11,132,542

Corporate Bonds
Aerospace — 0.6%
United Technologies Corp., Notes,
6.13%, 7/15/38	650	652,935
United Technologies Corp., Senior Notes,
6.70%, 8/01/28	200	212,811

		865,746

Banks — 3.6%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	315	303,506
5.75%, 12/01/17	1,305	1,225,547
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	100	96,749
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	30	31,311
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	175	170,703
6.00%, 8/15/17	150	143,081
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10	115	113,935
6.13%, 11/21/17	750	719,777
HSBC Bank (USA), Subordinated Notes,
5.88%, 11/01/34	250	218,695
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	85	82,802
UBS AG, Senior Notes,
5.88%, 12/20/17	1,175	1,142,981
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	900	784,251
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	85	85,248
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10	150	151,513
4.88%, 1/12/11	50	50,690

		5,320,789

34	JUNE 30, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Broadcasting — 1.2%
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10	$25	$26,342
6.95%, 6/01/38(c)	400	391,117
News America, Inc., Notes,
6.65%, 11/15/37	1,010	986,197
News America, Inc., Senior Debentures,
7.63%, 11/30/28	65	69,087
8.15%, 10/17/36	45	50,245
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	250	236,580

		1,759,568

Business Services — 0.1%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37	150	160,650

Computer & Office Equipment — 1.1%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	1,600	1,623,864

Computer Software & Services — 0.7%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18	1,050	1,049,102

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes,
6.38%, 10/15/15	5	4,675

Energy & Utilities — 5.5%
Carolina Power & Light Co., First Mortgage Bonds,
6.30%, 4/01/38	300	303,076
CenterPoint Energy, Inc., Senior Unsecured Notes,
7.25%, 9/01/10	25	25,790
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09	150	151,676
Duke Energy Carolinas LLC, Senior Unsecured Notes,
6.10%, 6/01/37	50	47,510
Duke Energy Carolinas LLC, First Mortgage Bonds,
6.00%, 1/15/38	550	536,401
Energy East Corp., Unsecured Notes,
6.75%, 7/15/36	200	190,759
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35	45	38,498
5.95%, 2/01/38	795	785,902
Florida Power Corp., First Mortgage Bonds,
6.40%, 6/15/38	575	584,003
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	50	46,907
6.50%, 9/15/37	200	201,994
MidAmerican Energy Holdings Co., Debentures,
6.13%, 4/01/36	400	384,106
MidAmerican Energy Holdings Co., Senior Unsecured Notes,
5.80%, 10/15/36	950	883,649
Midwest Generation LLC, Pass-Through Certificates,
8.56%, 1/02/16	17	17,239
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16	15	14,119
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	300	296,666
Progress Energy Florida, Inc., First Mortgage Bonds,
6.35%, 9/15/37	150	152,329
Public Service Co., First Mortgage Bonds,
6.25%, 9/01/37	475	482,456
Southern California Edison Co., First Mortgage Bonds,
5.95%, 2/01/38	600	593,134
Toledo Edison Co., Senior Unsecured Notes,
6.15%, 5/15/37	75	65,045
Virginia Electric & Power Co., Senior Unsecured Notes,
6.00%, 5/15/37	1,000	931,075
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	1,150	1,166,116
6.38%, 6/15/38	200	191,141

		8,089,591

Entertainment & Leisure — 2.1%
Comcast Cable Holdings LLC, Senior Debentures,
8.75%, 8/01/15	100	113,038
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	25	25,399
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	20	19,012
6.45%, 3/15/37	100	93,069
6.95%, 8/15/37	1,345	1,322,927
CSC Holdings, Inc., Senior Unsecured Notes,
8.13%, 7/15/09-8/15/09	20	20,150
Time Warner Cable, Inc., Debentures,
6.55%, 5/01/37	1,600	1,473,602
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24	15	15,256
Time Warner Entertainment Corp., Senior Debentures,
8.38%, 3/15/23	25	26,940
Time Warner, Inc., Senior Debentures,
7.63%, 4/15/31	15	15,229

		3,124,622

Finance — 5.8%
Arch Western Finance, Senior Notes,
6.75%, 7/01/13	60	58,800
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(c)	60	57,514
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
3.22%, 7/19/10(a)	60	58,833
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
3.38%, 10/15/08	75	75,051
Fort Irwin Land LLC, Unsecured Notes,
5.03%, 12/15/25(c)	25	21,937
General Electric Capital Corp., Notes,
5.88%, 1/14/38	2,400	2,175,043
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	155	158,440
5.88%, 2/15/12(i)	725	752,173
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37	1,160	1,088,518
The Goldman Sachs Group, Inc., Subordinated Notes,
6.75%, 10/01/37	1,350	1,234,907
Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	285	278,975

JUNE 30, 2008	35

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Finance (Continued)
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	$115	$108,848
7.00%, 9/27/27	50	46,230
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
6.63%, 1/18/12	100	98,941
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.88%, 7/17/37	275	236,719
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	90	85,170
4.80%, 3/13/14	125	112,231
Morgan Stanley, Senior Notes,
6.25%, 8/28/17	1,085	1,011,556
5.95%, 12/28/17	600	544,683
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	50	51,290
Student Loan Marketing Corp., Senior Unsecured Notes,
5.13%, 8/27/12	125	108,765
Student Loan Marketing Corp., Unsecured Notes,
5.40%, 10/25/11	75	68,489
Travelport LLC, Senior Unsecured Notes,
9.88%, 9/01/14	5	4,438
UnitedHealth Group, Inc., Unsecured Notes,
5.80%, 3/15/36	70	57,938

		8,495,489

Food & Agriculture — 1.0%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	130	130,165
7.00%, 8/11/37	100	99,009
6.88%, 2/01/38	900	874,985
Monsanto Co., Senior Unsecured Notes,
5.13%, 4/15/18	275	269,697

		1,373,856

Insurance — 1.2%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(c)	65	64,779
CHUBB Corp., Senior Notes,
6.50%, 5/15/38	200	191,119
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	100	90,984
Lincoln National Corp., Senior Unsecured Notes,
6.30%, 10/09/37	75	70,435
MetLife, Inc., Senior Unsecured Notes,
5.70%, 6/15/35	355	313,022
Prudential Financial, Inc., Senior Notes,
6.63%, 12/01/37	1,120	1,057,228

		1,787,567

Manufacturing — 0.5%
Belvoir Land LLC, Unsecured Notes,
5.27%, 12/15/47(c)	25	20,289
Georgia-Pacific Corp., Senior Unsecured Notes,
7.13%, 1/15/17(c)	20	18,800
Honeywell International, Inc., Senior Debentures,
6.63%, 6/15/28	105	111,307
Honeywell International, Inc., Senior Unsecured Notes,
5.70%, 3/15/37	200	188,430
Parker-Hannifin Corp., Senior Unsecured Notes,
6.25%, 5/15/38	350	354,248

		693,074

Medical & Medical Services — 1.3%
Abbott Laboratories, Senior Unsecured Notes,
6.15%, 11/30/37	650	651,717
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
7.50%, 8/15/13	5	5,025
6.13%, 12/15/14	15	14,175
CVS Caremark Corp., Senior Unsecured Notes,
6.25%, 6/01/27	375	367,246
Schering-Plough Corp., Senior Unsecured Notes,
6.55%, 9/15/37	900	878,959

		1,917,122

Metal & Mining — 0.1%
AK Steel Corp., Senior Unsecured Notes,
7.75%, 6/15/12	15	15,037
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
8.25%, 4/01/15	35	36,794
8.38%, 4/01/17	65	68,575

		120,406

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16	250	250,134
6.45%, 9/15/36	900	888,379
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15	10	9,450
6.25%, 1/15/18	5	4,600
6.88%, 11/15/20	10	9,400
Devon Energy Corp., Senior Debentures,
7.95%, 4/15/32	300	355,957
Enterprise Products Operating LP, Senior Unsecured Notes,
4.95%, 6/01/10	50	49,989
Sabine Pass LNG LP, Notes,
7.50%, 11/30/16	20	18,000
Tennessee Gas Pipeline Co., Senior Debentures,
7.00%, 10/15/28	15	14,629
Transcontinental Gas Pipeline Corp., Senior Notes,
8.88%, 7/15/12	30	33,225
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	400	409,093
Weatherford International, Inc., Notes,
6.80%, 6/15/37	200	200,242

		2,243,098

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co., Senior Unsecured Notes,
6.13%, 5/01/38	675	654,716
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	175	163,248
Eli Lilly & Co., Unsecured Notes,
5.55%, 3/15/37	1,000	942,937
Glaxosmithkline Capital, Inc., Notes,
6.38%, 5/15/38	800	794,106

36	JUNE 30, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes,
6.15%, 2/01/36	$750	$718,059
Wyeth, Unsecured Notes,
6.00%, 2/15/36	175	169,712
5.95%, 4/01/37	950	916,975

		4,359,753

Real Estate — 0.2%
American Real Estate Partners LP, Senior Unsecured Notes,
7.13%, 2/15/13	130	117,975
The Rouse Co., Unsecured Notes (REIT),
5.38%, 11/26/13	125	99,816

		217,791

Retail Merchandising — 1.3%
Target Corp., Senior Unsecured Notes,
6.50%, 10/15/37	150	144,296
7.00%, 1/15/38	250	256,324
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.50%, 8/15/37	375	385,932
6.20%, 4/15/38	1,175	1,154,501

		1,941,053

Telecommunications — 3.9%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	120	132,092
AT&T, Inc., Senior Unsecured Notes,
6.40%, 5/15/38	1,750	1,675,244
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37	500	483,909
6.30%, 1/15/38	1,075	1,015,612
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	5	4,875
Citizens Communications Co., Senior Unsecured Notes,
6.25%, 1/15/13	20	18,550
Embarq Corp., Unsecured Notes,
8.00%, 6/01/36	400	378,393
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29	25	26,729
New Jersey Bell Telephone, Debentures,
7.85%, 11/15/29	45	47,991
PanAmSat Corp., Senior Debentures,
6.88%, 1/15/28	30	23,250
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14	55	52,250
Qwest Corp., Unsecured Notes,
6.05%, 6/15/13	30	28,650
Verizon Communications, Inc., Senior Unsecured Notes,
6.40%, 2/15/38	1,325	1,233,408
Verizon Communications, Inc., Unsecured Notes,
6.25%, 4/01/37	500	460,525
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13	35	34,912
8.63%, 8/01/16	25	24,938

		5,641,328

Tobacco — 0.1%
Philip Morris International, Inc., Senior Unsecured Notes,
6.38%, 5/16/38	200	194,905

Transportation — 0.9%
Overseas Shipholding Group, Inc., Senior Unsecured Notes,
7.50%, 2/15/24	15	13,763
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38	1,200	1,216,302

		1,230,065

Yankee — 5.9%
Banks — 0.2%
Bank of Scotland Plc (United Kingdom), Mortgage Notes,
5.00%, 11/21/11(c)(d)	365	373,344

Energy & Utilities — 1.2%
Canadian Natural Resources (Canada), Senior Unsecured Notes,
6.75%, 2/01/39(d)	225	225,477
Canadian Natural Resources (Canada), Unsecured Notes,
6.25%, 3/15/38(d)	200	187,635
ConocoPhillips Funding Co. (Canada), Unsecured Notes,
5.95%, 10/15/36(d)	1,100	1,095,405
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(d)	200	194,022

		1,702,539

Finance — 0.9%
Covidien International Finance SA (Luxembourg), Notes,
6.55%, 10/15/37(d)	825	832,103
E.ON International Finance BV (Netherlands), Bonds,
6.65%, 4/30/38(c)(d)	325	323,581
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(c)(d)	100	99,577
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(c)(d)	25	26,250

		1,281,511

Food & Agriculture — 0.4%
Tesco Plc (United Kingdom), Unsecured Notes,
6.15%, 11/15/37(c)(d)	625	579,310

Government — 0.2%
AID-Israel (Israel), Unsecured Notes,
5.50%, 9/18/23(d)	325	348,676

Metal & Mining — 0.2%
Ispat Inland ULC (Canada), Senior Secured Notes,
9.75%, 4/01/14(d)	68	72,678
Teck Cominco Ltd. (Canada), Senior Unsecured Notes,
6.13%, 10/01/35(d)	200	175,897

		248,575

JUNE 30, 2008	37

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Yankee (Continued)
Oil & Gas — 0.9%
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.63%, 12/01/13(d)	$5		$4,913
EnCana Corp. (Canada), Senior Unsecured Notes,
6.30%, 11/01/11(d)	70		71,812
EnCana Corp. (Canada), Unsecured Notes,
6.63%, 8/15/37(d)	175		174,579
6.50%, 2/01/38	400		395,672
Gaz Capital Corp. (Russia), Unsecured Notes,
7.29%, 8/16/37(c)(d)	100		91,900
Petro (Canada), Senior Unsecured Notes,
6.80%, 5/15/38(d)	575		563,217

			1,302,093

Paper & Forest Products — 0.0%
Bowater Finance Corp. (Canada), Senior Unsecured Notes,
7.95%, 11/15/11(d)	10		6,950

Telecommunications — 1.9%
British Telecommunications Group Plc (United Kingdom), Senior Unsecured Notes,
9.13%, 12/15/30(d)	200		240,417
Rogers Wireless, Inc. (Canada), Senior Secured Notes,
7.50%, 3/15/15(d)	25		26,465
Telecom Italia Capital (Italy), Senior Unsecured Notes,
6.00%, 9/30/34(d)	315		269,582
7.20%, 7/18/36(d)	300		290,085
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(d)	100		91,515
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(d)	75		76,130
7.05%, 6/20/36(d)	375		384,844
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 12/16/13(d)	40		38,819
6.15%, 2/27/37(d)	1,450		1,326,050

			2,743,907

Total Corporate Bonds (Cost — $62,438,179) — 41.6%			60,801,019

Foreign Bonds
Germany — 0.5%
Landwirtschaftliche Rentenbank, Notes (JPY),
0.65%, 9/30/08
(Cost — $747,662) — 0.5%	81,000		762,399

	Shares
Short-Term Investment
Galileo Money Market Fund, 2.32%(j)
(Cost — $13,979,657) — 9.6%	13,979,657		13,979,657

	Contracts
Call Options Purchased
Call Swaptions Purchased
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker Chase Securities	100	(k)	78,195
Receive a fixed rate of 5.280% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Barclays Capital	70	(k)	37,840
Receive a fixed rate of 5.335% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010 ,Broker Chase Securities	80	(k)	44,948
Receive a fixed rate of 5.780% and pay a floating rate based on 3-month USD LIBOR, expiring August 2010, Broker Barclays Capital	150	(k)	113,004

Total Call Options Purchased (Cost — $165,902) — 0.2%			273,987

Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.280% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Barclays Capital	70	(k)	29,600
Pay a fixed rate of 5.335% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Chase Securities	80	(k)	32,325
Pay a fixed rate of 5.780% and receive a floating rate based on 3-month USD LIBOR, expiring August 2010, Broker Barclays Capital	150	(k)	38,300
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker Chase Securities	100	(k)	30,704

Total Put Options Purchased (Cost — $165,903) — 0.1%			130,929

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $167,708,073*) — 113.3%			165,691,501

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 7/01/38	$(6,700)		(6,601,577)
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(e)	(7,000)		(6,899,340)

Total TBA Sale Commitments (Proceeds — $13,407,156) — (9.3)%			(13,500,917)

38	JUNE 30, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(16)		$(5,500)
Call Swaptions Written
Pay a fixed rate of 4.580% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Lehman Brothers	(200	)(k)	(44,966)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(250	)(k)	(117,204)

Total Call Options Written (Premiums received — $205,387) — (0.1)%			(167,670)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(16)		(14,250)
Put Swaptions Written
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Citibank	(440	)(k)	(66,542)
Receive a fixed rate of 4.580% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Lehman Brothers	(200	)(k)	(93,747)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(250	)(k)	(134,795)

Total Put Options Written (Premiums received — $233,910) — (0.2)%			(309,334)

Total Options Written (Premiums received — $439,297) — (0.3)%			(477,004)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $153,861,620) — 103.7%			151,713,580
Liabilities in Excess of Other Assets — (3.7)%			(5,474,552)

Net Assets — 100.0%			$146,239,028

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$167,708,073

Gross unrealized appreciation	$977,326
Gross unrealized depreciation	(2,993,898)

Net unrealized depreciation	$(2,016,572)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)	The rate shown is the effective yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2	$101,588	$9,788	$—	$2,258

(h)	Security is fair valued by the Board of Trustees.

(i)	All or a portion of security, with a market value of $1,723,515 has been pledged as collateral in connection with open financial futures contracts.

(j)	Represents current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	290,000	07/02/08	$(836)
EUR	725,000	07/23/08	15,056
JPY	136,334,120	07/23/08	(2,986)

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $2,871,102)			$11,234

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Depreciation
EUR	1,945,000	07/23/08	$(36,923)
JPY	86,868,915	07/23/08	(6,369)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $3,834,442)			$(43,292)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
316	U.S. Treasury Bonds	September 2008	$36,527,625	$715,842
12	Euro Dollar Futures	December 2008	$2,904,600	5,136
138	Euro Dollar Futures	March 2009	$33,354,600	67,234

Total Net Unrealized Appreciation				$788,212

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
18	U.S. Treasury Notes (2 Year)	September 2008	$3,801,656	$(27,601)
38	U.S. Treasury Notes (5 Year)	September 2008	$4,201,078	(42,244)
20	U.S. Treasury Bonds (10 Year)	September 2008	$2,278,438	(31,585)

Total Net Unrealized Depreciation				$(101,430)

JUNE 30, 2008	39

Schedule of Investments (continued)	Long Duration Bond Portfolio

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return CMBS Aaa 10+ Yr Index and pay a floating rate based on minus .00%
Broker, Bank of America Expires, August 2008	USD	1,325,000	$(46,182)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers Treasury 20+ Yr Index and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, December 2008	USD	5,900,000	202,230
Pay a fixed rate of 5.068% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, April 2009	USD	1,300,000	(25,799)
Receive a fixed rate of 5.025% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, November 2011	USD	300,000	10,508
Receive a fixed rate of 4.948% and pay a floating rate based on 3-Month USD LIBOR
Broker, Bank of America Expires, December 2011	USD	500,000	15,537
Pay a fixed rate of 5.053% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, February 2012	USD	1,700,000	(81,979)
Receive a fixed rate of 4.955% and pay a floating rate based on 3-Month USD LIBOR
Broker, JP Morgan Chase Expires, September 2012	USD	2,500,000	111,321
Receive a fixed rate of 3.491% and pay a floating rate based on 3-Month USD LIBOR
Broker, Bank of America Expires, April 2013	USD	8,000,000	(242,555)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	500,000	(39,348)
Receive a fixed rate of 3.664% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, April 2013	USD	1,700,000	(39,080)
Receive a fixed rate of 5.294% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	500,000	(32,648)
Pay a fixed rate of 4.565% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, June 2013	USD	7,700,000	(109,678)
Receive a fixed rate of 4.425% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2013	USD	3,400,000	26,163
Pay a fixed rate of 5.6425% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, July 2017	USD	800,000	(73,604)
Receive a fixed rate of 5.2975% and pay a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, September 2017	USD	450,000	28,420
Pay a fixed rate of 4.575% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, December 2017	USD	1,100,000	4,483
Receive a fixed rate of 5.409% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, April 2027	USD	200,000	13,039
Receive a fixed rate of 5.115% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2028	USD	500,000	12,594

40	JUNE 30, 2008

Schedule of Investments (concluded)	Long Duration Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.055% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, November 2037	USD	700,000	$(10,605)
Pay a fixed rate of 5.063% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, December 2037	USD	100,000	(1,486)
Pay a fixed rate of 5.064% and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, December 2037	USD	100,000	(1,503)
Pay a fixed rate of 4.765% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, January 2038	USD	400,000	6,880
Pay a fixed rate of 4.785% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, January 2038	USD	300,000	4,242
Receive a fixed rate of 5.298% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, February 2038	USD	100,000	6,638
Pay a fixed rate of 5.146% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, June 2038	USD	600,000	(16,320)

Total			$(278,732)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	41

Schedule of Investments June 30, 2008 (Unaudited)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks
Banks — 0.1%
Citigroup, Inc.,
8.13%	73,500	$1,646,400

Telecommunications — 0.0%
Centaur Funding Corp.,
2.27%(a)	205	202,245

Total Preferred Stocks (Cost — $2,054,392) — 0.1%		1,848,645

	Par (000)
Trust Preferred Stocks
Banks — 2.3%
Bank of America Corp., Depositary Shares,
8.00%(b)	$11,130	10,427,363
8.13%(b)	6,650	6,285,979
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(c)	10,110	9,547,166
JPMorgan Chase & Co., Depositary Shares,
7.90%(b)	10,100	9,470,164
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37	7,745	6,951,796
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(b)(c)	1,390	1,396,728
Wachovia Corp., Preferred Stock,
7.98%(b)(c)(d)	30,500	28,011,200

		72,090,396

Finance — 1.0%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(a)(c)	11,520	10,841,576
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(c)	7,900	7,471,891
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(b)(c)	12,185	8,472,962
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)(c)	1,270	828,675
NB Capital Trust IV, Capital Securities,
8.25%, 4/15/27	125	125,451
ZFS Finance (USA) Trust V, Capital Securities,
6.50%, 5/09/37(a)(c)	4,380	3,822,890

		31,563,445

Insurance — 0.9%
Allstate Corp., Junior Subordinated Debentures,
6.13%, 5/15/37(c)	2,700	2,449,710
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(c)	6,575	6,014,448
Lincoln National Corp., Capital Securities,
6.05%, 4/20/49(c)(d)	3,000	2,529,504
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(c)	6,400	5,587,962
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(c)	5,440	4,770,194
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(c)	7,625	6,550,958

		27,902,776

Yankee — 0.5%
Banks — 0.1%
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(a)(c)(d)(e)	4,550	4,095,128

Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(c)(e)	15,320	12,771,487

Total Trust Preferred Stocks (Cost — $165,226,222) — 4.7%		148,423,232

U.S. Government & Agency Obligations
Overseas Private Investment Corp.,
4.09%, 5/29/12	364	369,745
4.30%, 5/29/12	1,022	1,083,638
4.64%, 5/29/12	769	826,605
4.68%, 5/29/12	435	444,539
4.87%, 5/29/12	3,299	3,579,578
5.40%, 5/29/12	395	409,898
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18	2,850	1,815,989
6.30%, 10/15/18(f)	2,850	1,786,845
U.S. Treasury Bonds,
5.00%, 5/15/37	7,985	8,581,384
U.S. Treasury Inflation Indexed Bonds,
2.00%, 1/15/26	6,625	7,108,125
U.S. Treasury Inflation Protected Notes,
2.50%, 7/15/16	75	87,155
2.38%, 1/15/25(d)(g)	10,225	12,218,749
U.S. Treasury Notes,
2.13%, 4/30/10	1,200	1,191,281
3.50%, 5/31/13	53,290	53,685,518
3.88%, 5/15/18	4,085	4,050,853

Total U.S. Government & Agency Obligations (Cost — $95,395,332) — 3.1%		97,239,902

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
4.97%, 10/01/35(c)	11,742	11,881,625
5.75%, 4/01/37(c)	16,761	17,025,358
Federal Home Loan Mortgage Corp. Gold,
4.00%, 7/01/10-5/01/19(d)	5,149	5,138,227
5.50%, 3/01/11-1/01/38(d)	84,852	83,914,191
6.00%, 10/01/11-12/01/32(g)	8,933	9,153,775
6.50%, 6/01/13-10/01/34	1,268	1,319,547
8.00%, 11/01/15-10/01/25	12	12,412
5.00%, 1/01/18-6/01/36(d)	17,903	17,795,243
7.00%, 3/01/25-5/01/31	209	221,009
7.50%, 7/01/26-3/01/32	152	163,997
Federal Home Loan Mortgage Corp. Gold 15 Year,
5.00%, 7/01/21(h)	56,200	55,532,344
4.50%, 7/01/23(h)	19,000	18,352,860

42	JUNE 30, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs
Federal National Mortgage Assoc.,
7.00%, 11/01/08-8/01/36	$3,753	$3,947,225
5.50%, 6/01/11-5/01/37	72,993	73,605,965
6.00%, 9/01/11-4/01/35	30,499	31,046,155
4.00%, 6/01/14	13	12,926
5.00%, 1/01/18-11/01/35(d)	37,994	37,445,594
4.50%, 8/01/18-7/01/37	13,817	13,253,688
6.50%, 11/01/24-7/01/37	66,686	68,746,726
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(h)	35,800	34,614,304
5.00%, 7/01/23(h)	118,900	117,637,282
Federal National Mortgage Assoc. 30 Year,
5.00%, 7/01/38(h)	158,900	152,296,116
5.50%, 7/01/38(h)	488,000	480,982,560
6.00%, 7/01/38(h)	169,100	170,632,046
6.50%, 7/01/38(h)	84,400	86,852,664
Federal National Mortgage Assoc. ARM,
6.39%, 1/01/31(c)	2,442	2,516,243
Government National Mortgage Assoc. I,
7.00%, 3/15/13-6/15/35	32,380	34,414,806
6.00%, 11/15/14-12/20/37	12,915	13,132,381
9.00%, 7/15/18	3	2,756
6.50%, 3/15/24-5/01/35	86,788	90,034,976
7.50%, 11/15/29	2	1,826
5.50%, 3/15/32-2/15/35	6,864	6,858,409
Government National Mortgage Assoc. I 30 Year,
5.50%, 7/01/38(h)	16,200	16,124,022
6.00%, 7/01/38-8/01/38(h)	38,700	39,189,849
Government National Mortgage Assoc. II,
6.00%, 11/20/33	1,174	1,193,327
Government National Mortgage Assoc. II 30 Year,
6.50%, 9/01/37-7/01/38(h)	70,600	72,389,820
5.00%, 7/01/38-8/01/38(h)	18,000	17,381,578
5.50%, 7/01/38-8/01/38(h)	45,400	45,078,403

Total Mortgage Pass-Throughs (Cost — $1,826,170,099) — 58.3%		1,829,902,235

Collateralized Mortgage Obligations
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	7,096	6,803,202
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(c)	44,300	41,512,443
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.76%, 3/25/37(c)	42,710	40,502,320
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	23,613	20,749,759
Commercial Mortgage Pass Through Certificates, Series 04-LB3A, Class A3,
5.09%, 6/10/11	8,540	8,486,851
Countrywide Alternative Loan Trust, Series 05-20CB, Class 3A3,
5.50%, 7/25/35	5,413	4,736,674
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
4.75%, 8/25/46(c)	3,294	2,697,657
Countrywide Home Loans, Series 03-35, Class 1A1,
4.75%, 9/25/18	6,000	5,752,332
Countrywide Home Loans, Series 03-56, Class 4A1,
4.93%, 12/25/33(c)	20,438	19,156,057
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.68%, 4/25/46(c)	3,845	2,743,878
Countrywide Home Loans, Series 06-OA5, Class 3A1,
2.68%, 4/25/46(c)	7,465	5,232,176
Countrywide Home Loans, Series 07-16, Class A1,
6.50%, 10/25/37	15,477	15,157,849
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37	15,802	14,403,914
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	5,314	4,911,925
Fannie Mae, Series 07-108, Class AN,
8.94%, 11/25/37(c)(i)	14,035	15,400,154
Federal Home Loan Mortgage Corp., Series 1591, Class PK,
6.35%, 10/15/23	4,951	5,177,193
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(c)(i)	10,383	2,638,293
Federal Home Loan Mortgage Corp., Series 235 (IO),
5.50%, 2/01/36(i)	23,290	6,104,230
Federal Home Loan Mortgage Corp., Series 2529, Class MB,
5.00%, 11/15/17	8,292	8,318,650
Federal Home Loan Mortgage Corp., Series 2594, Class TV,
5.50%, 3/15/14	5,083	5,215,859
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
5.03%, 1/15/33(i)	3,150	506,094
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	11,635	11,891,831
Federal Home Loan Mortgage Corp., Series 2996, Class MK,
5.50%, 6/15/35	131	132,994
Federal Home Loan Mortgage Corp., Series 3200, Class AD,
5.50%, 5/15/29	20,583	20,899,514
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
4.63%, 8/15/36(i)	17,591	1,984,472
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	12,683	12,895,883
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
4.73%, 8/15/35(i)	3,193	369,778
Federal National Mortgage Assoc., Series 96-48, Class Z,
7.00%, 11/25/26	2,584	2,740,422
Federal National Mortgage Assoc., Series 04-28, Class PB,
6.00%, 8/25/28	5,263	5,348,121

JUNE 30, 2008	43

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34	$9,141	$9,495,494
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 11/25/36(i)	30,052	7,264,881
Homebanc Mortgage Trust, Series 05-4, Class A1,
2.75%, 10/25/35(c)	8,725	7,182,304
Homebanc Mortgage Trust, Series 06-2, Class A1,
2.66%, 12/25/36(c)	9,858	7,596,744
JPMorgan Mortgage Trust, Series 04-S1, Class 1A7,
5.00%, 8/25/19	12,109	11,912,043
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	2,562	2,510,412
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	2,152	2,076,665
Master Asset Securitization Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	7,326	7,188,802
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
2.54%, 7/25/36(c)	7,884	7,412,382
Residential Accredit Loans, Inc., Series 06-QS2, Class 2B1,
2.70%, 2/25/46(c)	6,136	4,243,867
Residential Accredit Loans, Inc., Series 07-QO3, Class A1,
2.64%, 3/25/47(c)	4,207	3,155,110
Residential Asset Mortgage Products, Inc., Series 05-SL2, Class A1,
6.00%, 6/25/17	7,473	7,286,172
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(i)	121	176
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(i)	127	111,262
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO),
11.50%, 3/06/17(i)	84	72,562
Salomon Brothers Mortgage Securities VI, Series 87-2, (IO),
11.00%, 3/06/17(i)	84	122
Salomon Brothers Mortgage Securities VI, Series 87-3, Class A (PO),
13.00%, 10/23/17(i)	31	29,265
Summit Mortgage Trust, Series 00-1, Class B1,
6.69%, 12/28/12(a)(c)(j)	113	113,375
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18 Class 1A1,
5.35%, 1/25/37(c)	9,187	8,688,682
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(c)	56,133	52,094,901
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(c)	32,441	30,251,946
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
4.56%, 5/25/47(c)	4,496	3,327,099
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
4.54%, 6/25/47(c)	7,658	6,207,914
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.47%, 7/25/34(c)	20,508	19,727,828
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(c)	34,749	33,762,075
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(c)	6,684	6,385,869
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.34%, 10/25/36(c)	10,862	10,399,179
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR18, Class 2A1,
5.72%, 11/25/36(c)	29,218	27,339,457
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.11%, 3/25/36(c)	226	218,751
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR3, Class A4,
5.70%, 3/25/36(c)	28,271	26,279,985

Total Collateralized Mortgage Obligations (Cost — $615,456,201) — 19.0%		594,805,849

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	11,657	11,948,678
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	22,670	22,366,204
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
5.14%, 11/10/42(c)	13,880	13,709,079
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	13,781	13,031,826
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(c)	16,575	15,758,844
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41	4,540	4,263,034
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(c)	76,286	73,933,425
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO),
1.20%, 4/19/15(i)	3,239	86,010
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	9,478	9,729,460
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32	5,684	5,885,401
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	8,200	7,827,544
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 6/10/17(c)	6,825	6,485,530
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(c)	15,732	15,287,431
Countrywide Alternative Loan Trust, Series 05-21CB Class A-17,
6.00%, 6/25/35	20,690	18,801,660

44	JUNE 30, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO),
1.65%, 6/20/29(a)(i)	$7,742	$354,457
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO),
0.14%, 1/17/35(i)	2,645	17,962
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1,
6.91%, 6/10/31	12,903	12,921,054
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	15,897	16,471,470
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	30,725	30,043,080
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(c)	9,971	9,697,007
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	9,778	10,131,438
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	14,170	14,488,916
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36	16,200	16,212,127
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	6,232	6,365,173
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	15,592	16,107,229
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	10,518	10,908,606
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	18,816	19,446,026
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2,
6.47%, 4/15/34	16,595	17,009,406
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.67%, 5/10/40(c)	18,085	17,906,054
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3,
4.65%, 4/10/40	1,840	1,810,839
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	437	435,681
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38	640	626,747
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36	5,255	5,243,281
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	1,250	1,164,741
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	14,370	14,517,747
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35	16,870	17,331,551
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB8, Class A1A,
4.16%, 4/12/14(a)	9,024	8,497,740
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49(c)	7,875	7,803,131
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 2/15/49	6,435	6,352,171
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO),
0.45%, 10/15/35(i)	12,775	91,492
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 10/15/32	82	83,393
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.21%, 4/15/30(c)	7,250	6,392,849
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C7, Class A3,
5.35%, 11/15/38	21,575	20,339,324
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	19,175	18,292,906
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4,
5.24%, 11/12/35(k)	7,100	6,948,780
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4,
5.74%, 8/12/43(c)(k)	23,695	22,959,936
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
6.02%, 7/12/17(c)(k)	8,150	7,473,425
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	6,524	6,557,451
Morgan Stanley Capital I, Inc., Series 06-HE5, Class A2A,
2.55%, 8/25/36(c)	3,715	3,677,575
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.81%, 4/12/49(c)	2,845	2,799,897
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	5,988	5,684,304
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2,
6.61%, 5/10/34	16,697	17,181,715
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(a)(c)	3,676	3,620,648
Structured Asset Securities Corp., Series 92-C1, Class A1 (IO),
6.70%, 2/25/28(i)	3,923	186
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.73%, 4/25/37	23,783	21,880,102
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6,
5.13%, 8/15/35	18,000	17,500,932

JUNE 30, 2008	45

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.38%, 10/15/44(c)	$8,120	$8,119,677
Wachovia Bank Commercial Mortgage Trust, Series 06-C27, Class A3,
5.77%, 7/15/45	2,145	2,075,349
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class AJ,
5.63%, 10/15/48	2,000	1,633,062
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	40,775	38,223,904
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class AJ,
5.37%, 11/15/48	2,055	1,639,551

Total Commercial Mortgage Backed Securities (Cost — $715,594,906) — 22.1%		694,154,218

Certificate of Deposit
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost — $3,795,000) — 0.1%	3,795	3,804,210

Asset Backed Securities
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A3,
5.31%, 10/20/09(a)	16,275	16,306,430
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1,
2.55%, 7/25/36(c)	769	766,526
Chase Issuance Trust, Series 05, Class A5,
2.53%, 2/15/12(c)	5,805	5,784,121
Chase Issuance Trust, Series 06, Class A3,
2.46%, 7/15/11(c)	19,270	19,206,625
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/14	20,600	20,818,858
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	22,230	22,084,616
Citibank Credit Card Issuance Trust, Series 06-A6, Class A6,
2.49%, 5/24/10(c)	24,530	24,252,271
Citibank OMNI Master Trust, Series 07, Class A9,
3.58%, 12/23/13(a)(c)	23,290	23,457,921
Countrywide Certificates, Series 04-14, Class A4,
2.76%, 6/25/35(c)(j)	1,289	966,566
Countrywide Certificates, Series 06-8, Class 2A1,
2.51%, 4/25/28(c)	3,779	3,709,315
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1,
2.56%, 6/25/36(c)	5,275	4,983,309
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
2.46%, 3/25/36(c)	13,324	11,425,455
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
2.53%, 6/25/36(c)	229	205,548
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(c)	7,376	5,196,884
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.59%, 7/25/37(c)(j)	11,727	11,140,604
Lehman XS Trust, Series 05-5N, Class 3A2,
2.84%, 11/25/35(c)	10,105	6,293,815
Maryland Trust, Series 06-I, Class A,
5.55%, 12/10/49(a)	18,935	15,905,400
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	19,900	20,101,103
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4,
2.46%, 9/15/11(c)	27,000	26,918,422
Option One Mortgage Loan Trust, Series 07-5, Class 2A1,
2.57%, 5/25/37(c)	16,359	15,050,729
Small Business Administration Participation Certificates, Series 92-20H, Class 1,
7.40%, 8/01/12	20	20,216
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	490	507,189
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	630	651,870
Structured Mortgage Loan Trust, Series 05-19XS, Class 1A1,
2.80%, 10/25/35(c)	6,653	5,457,179
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1,
5.08%, 1/25/18(c)	2,857	2,853,966
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(c)	28,120	28,501,307
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(c)	7,130	7,257,556
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(c)(d)	19,150	19,796,504

Total Asset Backed Securities (Cost — $327,030,838) — 10.2%		319,620,305

Collateralized Debt Obligations
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13
(Cost — $5,721,638) — 0.2%	5,722	5,640,683

Corporate Bonds
Banks — 2.8%
Bank of America Corp., Senior Unsecured Notes,
5.63%, 10/14/16	6,275	6,012,448
6.00%, 9/01/17	10,275	9,900,086
5.75%, 12/01/17	12,210	11,466,606
Citigroup, Inc., Unsecured Notes,
3.63%, 2/09/09	1,080	1,078,429
4.13%, 2/22/10	4,500	4,458,330
4.63%, 8/03/10	4,505	4,486,318
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17(d)	11,975	11,738,817
SunTrust Bank, Inc., Senior Unsecured Notes,
4.00%, 10/15/08	3,000	3,000,276
UBS AG, Senior Notes,
5.88%, 12/20/17	15,300	14,883,075

46	JUNE 30, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Banks (Continued)
Wachovia Bank N.A., Senior Bank Notes,
4.38%, 8/15/08	$3,325	$3,321,808
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	5,150	4,487,658
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	3,970	3,981,573
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10	6,825	6,893,844
4.88%, 1/12/11	2,680	2,716,946

		88,426,214

Broadcasting — 0.5%
News America Holdings, Inc., Senior Debentures,
8.50%, 2/23/25	1,900	2,145,511
News America, Inc., Senior Debentures,
7.75%, 1/20/24-12/01/45	1,395	1,505,826
7.13%, 4/08/28	1,175	1,192,768
7.63%, 11/30/28	2,010	2,136,377
8.45%, 8/01/34	840	1,012,831
6.75%, 1/09/38	30	30,683
8.25%, 10/17/49	45	50,424
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13	6,700	6,813,009

		14,887,429

Computer & Office Equipment — 0.2%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	6,860	6,962,317

Computer Software & Services — 0.1%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18	4,690	4,685,990
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	50	49,199

		4,735,189

Energy & Utilities — 1.0%
CenterPoint Energy Resources Corp., Senior Unsecured Notes,
6.15%, 5/01/16	2,100	2,070,623
CenterPoint Energy Resources Corp., Unsecured Notes,
7.88%, 4/01/13	205	219,453
Detroit Edison Co., Senior Notes,
6.35%, 10/15/32	5	4,895
Detroit Edison Co., Senior Secured Notes,
6.13%, 10/01/10	210	218,556
Dominion Resources, Inc., Senior Unsecured Notes,
6.25%, 6/30/12	60	62,057
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35(d)	2,225	1,903,519
5.95%, 2/01/38	4,275	4,226,077
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33	550	527,324
6.40%, 6/15/38	2,625	2,666,102
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	4,625	4,338,897
6.50%, 9/15/37	4,975	5,024,611
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	3,975	3,930,822
Southern California Edison Co., First Mortgage Bonds,
5.95%, 2/01/38	2,000	1,977,112
Tenaska Alabama II Partners LP, Senior Secured Notes,
6.13%, 3/30/23(a)	126	127,952
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	1,281	1,282,916
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17	2,100	2,121,582
6.75%, 8/01/37	2,010	2,038,168

		32,740,666

Entertainment & Leisure — 0.7%
Comcast Cable Holdings LLC, Senior Debentures,
9.80%, 2/01/12	260	293,077
7.88%, 8/01/13-2/15/26	2,855	3,095,397
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33(g)	1,315	1,336,007
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17-11/15/35	6,705	6,584,153
6.95%, 8/15/37	6,375	6,270,380
Time Warner Cable, Inc., Debentures,
6.55%, 5/01/37	4,000	3,684,004
Time Warner Cos., Inc., Senior Debentures,
9.13%, 1/15/13	605	664,340
8.05%, 1/15/16	70	73,751
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	1,080	1,104,062

		23,105,171

Finance — 6.5%
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
3.22%, 7/19/10(c)	4,220	4,137,921
6.95%, 8/10/12	21,555	22,412,285
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12	3,290	3,335,093
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10	42,850	43,957,758
5.63%, 5/01/18	13,425	12,982,713
General Electric Capital Corp., Unsecured Notes,
4.13%, 9/01/09	125	125,466
6.15%, 8/07/37	9,000	8,445,402
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	7,125	7,115,395
Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	17,285	16,919,595
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	825	780,867
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
7.88%, 8/15/10	2,307	2,373,582
5.75%, 7/18/11	3,375	3,258,579
6.20%, 9/26/14	9,460	9,029,267
4.48%, 9/15/22(c)	5,075	4,917,183
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(d)(g)	9,425	8,854,081
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12(d)	2,545	2,408,420
Morgan Stanley, Senior Notes,
2.96%, 1/09/12(c)	35,640	33,123,032

JUNE 30, 2008	47

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Finance (Continued)
5.63%, 1/09/12	$250	$250,186
6.25%, 8/28/17	115	107,216
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	2,150	2,205,459
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	2,640	2,609,891
Student Loan Marketing Corp., Senior Unsecured Notes,
3.49%, 7/26/10(c)	3,020	2,680,024
Student Loan Marketing Corp., Unsecured Notes,
4.00%, 1/15/09	6,010	5,936,029
5.38%, 1/27/14(c)	6,640	5,584,300

		203,549,744

Food & Agriculture — 0.3%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	10,040	10,052,781

Industrial — 0.0%
Osprey Trust/Osprey, Inc., Senior Secured Notes,
7.80%, 1/15/49(a)(c)(l)(m)	2,375	397,812

Insurance — 1.4%
Hartford Life Global Funding Trust, Secured Notes,
2.95%, 9/15/09(c)	8,880	8,876,563
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34(d)	900	863,266
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(a)	13,375	13,170,202
Monumental Global Funding II, Unsecured Notes,
2.65%, 6/16/10(a)(c)	16,090	15,945,029
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(a)	2,000	2,004,368
WellPoint, Inc., Unsecured Notes,
5.95%, 12/15/34(d)	1,905	1,647,116

		42,506,544

Manufacturing — 0.1%
Belvoir Land LLC, Unsecured Notes,
5.27%, 12/15/47(a)	2,025	1,643,450

Medical & Medical Services — 0.0%
Amgen, Inc., Senior Unsecured Notes,
2.73%, 11/28/08(c)	703	700,851

Oil & Gas — 0.6%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16	7,900	7,904,242
6.45%, 9/15/36	3,970	3,918,739
Atlantic Richfield Co., Debentures,
9.13%, 3/01/11	4,960	5,562,744
Devon Financing Corp., Senior Unsecured Notes,
7.88%, 9/30/31	900	1,062,988
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	1,815	1,856,261

		20,304,974

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/49	559	551,355
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	4,050	3,778,038
Merck & Co., Inc., Senior Debentures,
6.40%, 3/01/28	1,000	1,043,721
Wyeth, Unsecured Notes,
5.50%, 2/15/16	75	75,378

		5,448,492

Railroad & Shipping — 0.1%
Union Pacific Corp., Senior Debentures,
7.13%, 2/01/28	2,000	2,112,454

Real Estate — 0.1%
Camden Property Trust, Unsecured Notes (REIT),
4.70%, 7/15/09	1,400	1,379,626
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	1,340	1,289,182
5.38%, 11/26/13	1,685	1,345,516

		4,014,324

Retail Merchandising — 0.6%
May Department Stores Co., Unsecured Notes,
4.80%, 7/15/09	50	49,000
Target Corp., Senior Unsecured Notes,
6.00%, 1/15/18	19,725	19,795,438

		19,844,438

Telecommunications — 0.5%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	2,505	2,757,421
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37(d)	9,900	9,581,408
GTE Corp., Debentures,
6.94%, 4/15/28	475	470,249
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29(d)	1,355	1,448,732
Sprint Capital Corp., Senior Unsecured Notes,
8.38%, 3/15/12	55	54,450
Verizon Maryland, Inc., Debentures,
5.13%, 6/15/33	650	501,935

		14,814,195

Transportation — 0.3%
United Technologies Corp., Unsecured Notes,
2.75%, 6/01/09(c)(d)	8,650	8,646,090

Yankee — 3.4%
Banks — 1.4%
Anz National Bank International Ltd. (New Zealand), Unsecured Notes,
2.82%, 4/14/10(a)(c)(e)	28,990	28,754,717
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(e)	14,800	14,122,397

		42,877,114

Energy & Utilities — 0.1%
Korea Electric Power Corp. (South Korea), Notes,
5.13%, 4/23/34(a)(e)	75	72,399
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(e)	3,200	3,207,011
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(e)	285	276,481

		3,555,891

48	JUNE 30, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Yankee (Continued)
Finance — 0.4%
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(a)(d)(e)	$7,625		$7,592,746
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes,
2.55%, 7/15/08(a)(e)	3,740		3,739,787
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(a)(e)	1,220		1,198,811
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(e)	935		979,459

			13,510,803

Government — 0.4%
AID-Israel (Israel), Unsecured Notes,
5.50%, 4/26/24-9/18/33(e)	12,210		13,155,100
United Mexican States (Mexico), Senior Unsecured Notes,
5.63%, 1/15/17(e)	720		727,560
United Mexican States (Mexico), Unsecured Notes,
7.50%, 4/08/33(e)	440		507,100

			14,389,760

Metal & Mining — 0.1%
Teck Cominco Ltd. (Canada), Senior Unsecured Notes,
6.13%, 10/01/35(e)	2,375		2,088,782

Oil & Gas — 0.5%
Canadian Natural Resources Ltd. (Canada), Unsecured Notes,
6.50%, 2/15/37(e)	3,810		3,711,736
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
2.81%, 4/09/09(c)(e)	10,705		10,710,503

			14,422,239

Telecommunications — 0.5%
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.25%, 6/15/30(c)(e)	20		22,948
France Telecom (France), Senior Unsecured Notes,
7.75%, 3/01/11(e)	600		635,424
Telecom Italia Capital (Italy), Senior Unsecured Notes,
5.25%, 11/15/13(e)	285		269,224
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(e)	3,700		3,386,077
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(e)	2,400		2,436,175
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	1,970		2,076,285
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(e)	2,985		3,119,227
Vodafone Group Plc (United Kingdom), Unsecured Notes,
6.15%, 2/27/37(e)	2,875		2,629,236

			14,574,596

Total Corporate Bonds (Cost — $621,406,396) — 19.4%			610,312,320

Foreign Bonds
Canada — 0.2%
Province of Manitoba, Senior Unsecured Notes (NZD),
6.38%, 9/01/15	2,695		1,955,055
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	6,105		4,384,637

			6,339,692

Germany — 0.5%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37	6,875		9,360,495
4.25%, 7/04/39	4,600		6,527,012

			15,887,507

Total Foreign Bonds (Cost — $21,854,843) — 0.7%			22,227,199

Taxable Municipal Bond
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A,
5.30%, 12/15/35(a)
(Cost — $3,414,159) — 0.1%	3,415		2,944,174

	Shares
Short-Term Investments
Galileo Money Market Fund, 2.32%(n)
(Cost — $109,540,825) — 3.5%	109,540,825		109,540,825

	Contracts
Call Options Purchased
EURIBOR Future, expiring September 2008 at USD 95	652		141,150
Call Swaptions Purchased
Receive a fixed rate of 5.338% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	6,030	(o)	3,420,324
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	4,960	(o)	1,760,648
Receive a fixed rate of 5.365% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	2,900	(o)	1,674,885
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	5,510	(o)	3,258,026
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	9,550	(o)	5,911,154
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	6,846	(o)	5,741,705
Receive a fixed rate of 6.075% and pay a floating rate based on 3-month USD LIBOR, expiring July 2012, Broker Lehman Brothers	9,760	(o)	8,373,173

Total Call Options Purchased (Cost — $19,212,314) — 1.0%			30,281,065

JUNE 30, 2008	49

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Contracts		Value
Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.338% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	6,030	(o)	$2,553,511
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	4,960	(o)	1,491,550
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	2,900	(o)	1,202,924
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	5,510	(o)	2,575,166
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	9,550	(o)	4,285,877
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	6,846	(o)	2,102,800
Pay a fixed rate of 6.075% and receive a floating rate based on 3-month USD LIBOR, expiring July 2012, Broker Lehman Brothers	9,760	(o)	2,923,295

Total Put Options Purchased (Cost — $19,056,678) — 0.5%			17,135,123

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $4,550,929,843*) — 143.0%			4,487,879,985

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 15 Year,
6.00%, 7/01/23	$(2,900)		(2,967,976)
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 7/01/38	(76,500)		(75,376,215)
6.50%, 7/01/38	(1,100)		(1,133,341)
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(h)	(5,200)		(5,027,776)
5.00%, 7/01/23-7/01/38(h)	(104,336)		(103,025,614)
Federal National Mortgage Assoc. 30 Year,
6.00%, 7/01/23(h)	(3,700)		(3,779,772)
4.50%, 7/01/38	(2,100)		(1,943,484)
6.50%, 7/01/38(h)	(56,700)		(57,993,327)
Federal National Mortgage Assoc., 15 Year,
5.50%, 7/01/23	(26,300)		(26,398,625)
Government National Mortgage Assoc. I 30 Year,
5.50%, 7/01/38(h)	(22,900)		(22,771,682)
6.50%, 7/01/38	(62,400)		(64,428,000)
Government National Mortgage Assoc. II 30 Year,
5.50%, 7/01/38(h)	(700)		(692,180)
6.00%, 7/01/38	(4,100)		(4,155,104)

Total TBA Sale Commitments (Proceeds — $368,449,393) — (11.8)%			(369,693,096)

	Contracts
Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(356)		(122,375)
Call Swaptions Written
Pay a fixed rate of 4.200% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(6,690	)(o)	(519,989)
Pay a fixed rate of 4.580% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Bank of America	(2,390	)(o)	(537,340)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(5,770	)(o)	(2,094,760)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(9,300	)(o)	(3,424,141)
Pay a fixed rate of 5.010% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(3,520	)(o)	(1,192,156)
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2011, Broker JPMorgan Chase	(3,500	)(o)	(2,022,030)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(4,320	)(o)	(2,542,808)
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(2,970	)(o)	(1,776,069)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(4,440	)(o)	(2,708,643)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(3,270	)(o)	(2,299,291)
Pay a fixed rate of 5.740% and receive a floating rate based on 3-month USD LIBOR, expiring October 2012, Broker Chase Securities	(7,500	)(o)	(5,351,517)

Total Call Options Written (Premiums received — $20,671,764) — (0.8)%			(24,591,119)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(356)		(317,062)
Put Swaptions Written
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(2,970	)(o)	(34,290)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Citibank	(14,550	)(o)	(2,200,431)
Receive a fixed rate of 4.580% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, Bank of America	(2,390	)(o)	(1,120,283)
Receive a fixed rate of 4.700% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(6,690	)(o)	(1,827,900)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(9,300	)(o)	(4,540,968)
Receive a fixed rate of 5.010% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(3,520	)(o)	(580,733)

50	JUNE 30, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Contracts		Value
Put Options Written
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2011, Broker JPMorgan Chase	(3,500	)(o)	$(1,527,049)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(4,320	)(o)	(1,683,576)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(4,440	)(o)	(1,057,458)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(3,270	)(o)	(713,311)
Receive a fixed rate of 5.740% and pay a floating rate based on 3-month USD LIBOR, expiring October 2012, Broker Chase Securities	(7,500	)(o)	(2,918,284)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(5,770	)(o)	(3,124,934)
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(29,500	)(o)	(3,742,532)

Total Put Options Written (Premiums received — $23,876,761) — (0.8)%			(25,388,811)

Total Options Written (Premiums received — $44,548,525) — (1.6)%			(49,979,930)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $4,137,931,925) — 129.6%			4,068,206,959
Liabilities in Excess of Other Assets — (29.6)%			(928,766,330)

Net Assets — 100.0%			$3,139,440,629

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,552,506,542

Gross unrealized appreciation	$29,302,743
Gross unrealized depreciation	(93,929,300)

Net unrealized depreciation	$(64,626,557)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Security, or a portion thereof, with a market value of $42,182,397, has been pledged as collateral for swap and interest rate swap contracts.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Rate shown reflects the discount rate at the time of purchase.

(g)	All or a portion of security, with a market value of $9,518,150 has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(i)	The rate shown is the effective yield as of report date.

(j)	Security is fair valued by the Board of Trustees.

(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4	$—	$—	$—	$254,925
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4	$23,913,438	—	—	$567,376
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	—	—	—	$360,424

(l)	Issuer filed for bankruptcy or is in default of interest payments.

(m)	As a result of bankruptcy proceedings, the issuer did not repay the principal amount or accrued interest of the security upon maturity.

(n)	Represents current yield as of report date.

(o)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,436,089,195	07/11/08	$(1,320,204)
EUR	20,725,000	07/23/08	502,768
JPY	3,235,856,785	07/23/08	(401,814)
NZD	650	07/23/08	1

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $96,705,618)			$(1,219,249)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	52,402,748	07/23/08	$(1,248,844)
JPY	3,429,253,835	07/23/08	(251,430)
NZD	7,555,000	07/23/08	121,617

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $119,098,093)			$(1,378,657)

JUNE 30, 2008	51

Schedule of Investments (continued)	Total Return Portfolio II

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
306	U.S. Treasury
	Notes (10 Year)	September 2008	$34,860,094	$19,798
482	Euro-Bund	September 2008	$83,965,749	(1,019,169)
502	Euro Dollar Futures	December 2008	$121,509,100	214,881
515	Euro Dollar Futures	June 2009	$124,205,125	(536,429)
3,927	Euro Dollar Futures	March 2009	$949,155,900	979,027

Total Net Unrealized Depreciation				$(341,892)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
	U.S. Treasury
3,584	Notes (2 Year)	September 2008	$756,952,000	$(4,611,403)
127	U.S. Treasury	September 2008
	Notes (5 Year)		$14,040,445	(20,557)
856	U.S. Treasury Bonds	September 2008	$98,948,250	(2,144,515)
1,774	Euro Dollar Futures	June 2010	$423,875,125	3,649,740

Total Net Unrealized Depreciation				$(3,126,735)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.57%
Broker, Deutsche Bank Expires, August 2008	USD	21,005,000	$(768,804)
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America Expires, July 2009	USD	67,000,000	2,812,201
Pay a fixed rate of 5.49% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	148,300,000	4,751,240
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	43,100,000	483,737
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Wachovia Bank Expires, November 2011	USD	45,800,000	$1,463,570
Pay a fixed rate of 3.461% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	60,000,000	1,366,031
Receive a fixed rate of 3.380% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	USD	104,600,000	(2,829,190)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	17,500,000	(1,377,174)
Receive a fixed rate of 5.294% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	17,500,000	(1,142,621)
Pay a fixed rate of 3.874% and receive a floating rate based on 3-Month USD LIBOR
Broker, Bank of America Expires, May 2013	USD	107,000,000	1,558,159
Receive a fixed rate of 4.324% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, July 2013	USD	93,300,000	(260,167)
Sold credit default swap and receive 1.015%
Broker, Morgan Stanley Expires, December 2014	USD	14,200,000	(479,818)
Receive a fixed rate of 6.65% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, December 2015	NZD	7,850,000	(234,409)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, February 2017	USD	75,000,000	5,000,525

52	JUNE 30, 2008

Schedule of Investments (concluded)	Total Return Portfolio II

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.64% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	USD	21,300,000	$(1,959,562)
Pay a fixed rate of 5.305% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, October 2017	USD	77,900,000	(4,352,340)
Receive a fixed rate of 5.305% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, October 2017	USD	34,300,000	(192,702)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	USD	70,000,000	(2,210,963)
Pay a fixed rate of 4.67% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America Expires, January 2018	USD	25,000,000	(443,169)
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	55,100,000	(2,686,705)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	34,200,000	95,798
Pay a fixed rate of 4.732% and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, July 2018	USD	46,700,000	(197,130)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2018	USD	11,000,000	116,896
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	19,420,000	1,491,687
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	12,000,000	$785,329

Total			$790,419

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	53

Schedule of Investments June 30, 2008 (Unaudited)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
U.S. Treasury Notes,
3.63%, 10/31/09	$1,000	$1,016,797
3.50%, 5/31/13	130,000	130,964,860
3.88%, 5/15/18(a)	508,200	503,951,956

Total U.S. Government & Agency Obligations (Cost — $629,371,729) — 44.3%		635,933,613

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp.,
13.00%, 9/01/10-2/01/16	134	146,101
12.00%, 6/01/13-6/01/20	90	104,157
11.50%, 9/01/14-6/01/20	80	88,944
11.00%, 12/01/14-9/01/20	73	82,729
12.50%, 12/01/15-7/01/19	127	133,343
10.00%, 7/01/19(b)	—	238
Federal Home Loan Mortgage Corp. Gold,
7.50%, 5/01/09-12/01/32(c)(d)	9,201	9,918,806
8.00%, 8/01/09-8/01/32	1,077	1,155,560
6.00%, 10/01/09-1/01/21(d)	4,366	4,473,333
5.50%, 5/01/22-6/01/38	306,594	302,339,458
8.50%, 1/01/25-7/01/25	181	200,287
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.50%, 7/01/38(e)	9,700	9,994,007
Federal National Mortgage Assoc.,
7.00%, 8/01/09-12/01/11	3	3,445
11.00%, 2/01/11-8/01/20	179	203,107
5.10%, 2/01/13	39,220	39,436,782
13.00%, 9/01/13-3/01/15	117	126,801
8.00%, 8/01/14-9/01/27	20	21,591
5.97%, 8/01/16	13,834	14,390,454
4.50%, 9/01/20	84	81,704
8.50%, 7/15/23	641	704,188
7.50%, 9/01/25-12/01/32(d)	3,144	3,387,689
6.00%, 5/01/36-9/01/37(c)	86,197	87,067,008
5.00%, 1/01/37-4/01/37(d)	8,758	8,404,317
5.50%, 8/01/37	28,896	28,570,259
6.50%, 8/01/37-9/01/37	42,686	43,996,651
Federal National Mortgage Assoc. 15 Year,
5.00%, 7/01/23(e)	17,900	17,709,902
Federal National Mortgage Assoc. 30 Year,
4.50%, 7/01/38(e)	7,900	7,323,547
5.00%, 7/01/38(e)	74,500	71,403,780
5.50%, 7/01/38(e)	883,100	870,401,022
6.00%, 7/01/38(e)	462,900	467,093,874
Federal National Mortgage Assoc. ARM,
4.86%, 9/01/35(c)(f)	17,861	17,934,196
5.81%, 7/01/36(f)	15,010	15,156,070
Government National Mortgage Assoc. I,
6.00%, 1/15/14-12/20/37(c)	6,451	6,558,934
5.50%, 3/15/14-4/15/29(d)	470	474,393
10.50%, 1/15/16	2	2,130
7.00%, 6/15/23-4/15/32	2,325	2,475,229
7.50%, 2/15/25-12/15/31	2,784	2,995,282
8.00%, 1/15/32(c)	14,393	15,770,342
6.09%, 7/15/46	34,144	34,187,351
Government National Mortgage Assoc. I 30 Year,
5.00%, 7/01/38-8/01/38(e)	25,900	25,044,789
6.50%, 7/01/38(e)	15,400	15,900,500
Government National Mortgage Assoc. II,
8.00%, 4/20/13	38	39,705
Government National Mortgage Assoc. II 30 Year,
5.50%, 7/01/38-8/01/38(e)	23,900	23,722,571
6.00%, 7/01/38-8/01/38(e)	4,800	4,859,504
6.50%, 7/01/38(e)	300	309,186

Total Mortgage Pass-Throughs (Cost — $2,142,169,978) — 150.3%		2,154,393,266

Collateralized Mortgage Obligations
Banc of America Funding Corp., Series 06-7, Class 1A7,
6.00%, 9/25/36	23,880	23,716,426
Banc of America Funding Corp., Series 06-B, Class 5A1,
5.81%, 3/20/36(f)	18,334	16,042,547
Chase Mortgage Finance Corp., Series 03-S3, Class A1,
5.00%, 3/25/18	3,228	3,119,483
Chase Mortgage Finance Corp., Series 03-S4, Class 2A1,

5.00%, 4/25/18	9,099	8,827,703
Countrywide Alternative Loan Trust, Series 06-18CB, Class A12,

2.99%, 7/25/36(f)	5,901	3,717,575
Countrywide Alternative Loan Trust, Series 06-19CB, Class A23,
2.79%, 8/25/36(f)	3,654	2,722,369
Countrywide Alternative Loan Trust, Series 06-25CB, Class A10,
2.99%, 10/25/36(f)	11,140	7,987,417
Countrywide Alternative Loan Trust, Series 06-41CB, Class 1A3,
6.00%, 1/25/37	6,176	5,962,162
Countrywide Alternative Loan Trust, Series 08-2R, Class 2A1,
6.00%, 8/25/37	12,758	11,737,693
Countrywide Alternative Loan Trust, Series 08-2R, Class 4A1,
6.25%, 8/25/37	27,784	25,560,986
Countrywide Alternative Loan Trust, Series 08-R4, Class 3A1,
6.00%, 8/25/37	12,557	11,552,607
Countrywide Home Loans, Series 04-J4, Class 2A1,
5.00%, 5/25/19	1,632	1,570,005
Countrywide Home Loans, Series 06-20, Class 1A33,
6.00%, 2/25/37	28,289	28,203,465
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1,
5.00%, 9/25/18	12,972	12,754,119
Credit Suisse First Boston Mortgage Securities Corp., Series 03-8, Class 2A1,
5.00%, 4/25/18	6,636	6,422,834
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1,
5.25%, 10/25/19	1,336	1,302,901
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5,
6.00%, 12/25/35	8,568	8,486,761
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16,
5.50%, 6/25/35	10,660	10,077,660

54	JUNE 30, 2008

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8,
5.50%, 7/25/35	$6,843	$6,859,985
Credit Suisse First Boston Mortgage Securities Corp., Series 4A1, Class 03-10,
5.00%, 5/25/18	7,804	7,494,579
Federal Home Loan Mortgage Corp., Series 1220, Class A,
2.91%, 2/15/22(f)	188	187,333
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO),
0.81%, 2/15/22(g)	1,635	202,072
Federal Home Loan Mortgage Corp., Series 2971, Class GD,
5.00%, 5/15/20	16,450	16,226,180
Federal Home Loan Mortgage Corp., Series 3042, Class EA,
4.50%, 9/15/35	20,899	19,160,680
Federal National Mortgage Assoc., Series 02-59, Class B,
5.50%, 9/25/17	9,436	9,652,760
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
4.52%, 8/25/28(g)	2,213	63,880
Federal National Mortgage Assoc., Series 273, Class 2 (IO),
7.00%, 8/01/26(g)	155	42,226
Federal National Mortgage Assoc., Series 353, Class 2 (IO),
5.00%, 8/01/34(g)	32,872	8,501,375
Federal National Mortgage Assoc., Series 370, Class 2 (IO),
6.00%, 5/25/36(g)	19,712	5,135,347
First Horizon Alternative Mortgage Securities Corp., Series 05-FA9, Class A5,
5.50%, 12/25/35	7,473	7,066,383
Government National Mortgage Assoc., Series 06-15 (IO),
0.83%, 4/16/46(g)	131,440	5,671,118
JPMorgan Alternative Loan Trust, Series 06-S1, Class 3A1A,
5.35%, 3/25/36(f)	3,006	3,012,772
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(f)	4,026	3,953,724
Master Asset Securitization Trust, Series 03-4, Class 2A7,
4.75%, 5/25/18	6,102	5,865,304
Master Asset Securitization Trust, Series 03-5, Class 2A1,
5.00%, 6/25/18	7,956	7,687,298
Master Asset Securitization Trust, Series 03-7, Class 2A1,
4.75%, 8/25/18	10,820	10,439,129
Master Asset Securitization Trust, Series 04-8, Class 3A1,
5.25%, 8/25/19	857	815,614
Merrill Lynch Mortgage Trust, Series 06-A3, Class 3A1,
5.82%, 5/25/36(f)(h)	22,952	19,660,904
Residential Funding Mortgage Securities I, Inc., Series 06-S1, Class 1A5,
5.25%, 1/25/36	7,697	7,575,670
Residential Funding Mortgage Securities I, Inc., Series 07-S2, Class A3,
6.00%, 2/25/37	26,590	26,610,812
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(g)	22	32
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(g)	21	18,727
Structured Asset Securities Corp., Series 05-6, Class 5A6,
5.00%, 5/25/35	12,816	12,526,956
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A,
5.00%, 11/25/18	693	660,358
Washington Mutual Mortgage Loan Trust, Series 03-S3, Class 2A1,
5.00%, 5/25/18	7,973	7,704,370
Washington Mutual Mortgage Loan Trust, Series 03-S8, Class A2,
5.00%, 9/25/18	7,586	7,329,808

Total Collateralized Mortgage Obligations (Cost — $403,854,265) — 27.2%		389,890,109

Commercial Mortgage Backed Securities
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/01/22(h)	1	592
Federal National Mortgage Assoc. Grantor Trust, Series 04-T9, Class A1,
2.62%, 4/25/35(f)	3,979	3,871,854
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL,
7.25%, 3/25/26	578	591,350
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	18,719	18,303,545
Government National Mortgage Assoc., Series 01-58, Class C,
5.49%, 8/16/27(f)	20,000	20,205,762
Government National Mortgage Assoc., Series 04-10 (IO),
0.94%, 1/16/44(g)	55,233	1,876,331
Government National Mortgage Assoc., Series 04-77 (IO),
0.82%, 9/16/44(g)	132,454	4,479,507
Government National Mortgage Assoc., Series 04-97, Class C,
4.52%, 2/16/28(f)	8,400	8,078,447
Government National Mortgage Assoc., Series 05-09 (IO),
0.74%, 1/16/45(g)	120,431	4,752,017
Government National Mortgage Assoc., Series 05-10, Class ZB,
5.18%, 12/16/44(f)	3,267	2,685,004
Government National Mortgage Assoc., Series 05-12, Class C,
4.66%, 12/16/30	20,000	19,376,874
Government National Mortgage Assoc., Series 05-29, Class Z,
4.25%, 4/16/45(f)	5,147	3,605,631
Government National Mortgage Assoc., Series 05-50 (IO),
0.93%, 6/16/45(g)	31,067	1,482,392

JUNE 30, 2008	55

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Commercial Mortgage Backed Securities
Government National Mortgage Assoc., Series 05-59, Class ZA,
4.96%, 3/16/46(f)	$9,919		$8,011,811
Government National Mortgage Assoc., Series 05-67, Class Z,
4.72%, 8/16/45(f)	6,261		4,802,225
Government National Mortgage Assoc., Series 05-9, Class Z,
4.65%, 1/16/45(f)	5,837		4,657,655
Government National Mortgage Assoc., Series 05-90 (IO),
0.87%, 11/16/45(g)	120,268		5,279,267
Government National Mortgage Assoc., Series 06-30 (IO),
0.78%, 5/16/46(g)	49,546		2,369,112
Government National Mortgage Assoc., Series 06-5 (IO),
0.79%, 1/16/46(g)	127,270		5,778,268
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(f)(i)	349		344,023

Total Commercial Mortgage Backed Securities (Cost — $131,561,426) — 8.4%			120,551,667

Project Loan
Government National Mortgage Assoc. I,
3.00%, 4/15/20
(Cost — $99,921) — 0.0%	98		95,491

Asset Backed Securities
Countrywide Certificates, Series 04-K, Class 2A,
2.77%, 2/15/34(d)(f)	1,794		1,371,874
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	60		62,359
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	77		77,530

Total Asset Backed Securities (Cost — $1,931,380) — 0.1%			1,511,763

Collateralized Debt Obligations
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13
(Cost — $713,522) — 0.0%	714		703,426

	Shares
Short-Term Investments
Galileo Money Market Fund, 2.32%(j)
(Cost — $1,359,376) — 0.1%	1,359,377		1,359,376

	Contracts
Call Options Purchased
Call Swaptions Purchased
Receive a fixed rate of 5.175% and pay a floating rate based on 3-month USD LIBOR expiring June 2010, Broker Deutsche Bank	9,120	(k)	4,484,304
Receive a fixed rate of 5.370% and pay a floating rate based on 3-month USD LIBOR expiring March 2011, Broker JPMorgan Chase	2,300	(k)	1,332,568
Receive a fixed rate of 5.455% and pay a floating rate based on 3-month USD LIBOR expiring March 2011, Broker Credit Suisse First National Bank	2,010	(k)	1,231,419
Received a fixed rate of 5.150% and pay a floating rate based on 3-month USD LIBOR, expiring May 2013, Broker Bank of America	7,500	(k)	2,389,701

Total Call Options Purchased (Cost — $8,900,865) — 0.7%			9,437,992

Put Options Purchased
U.S. Treasury Bonds (10 Year), expiring August 2008 at USD $110	810		164,531
Put Swaptions Purchased
Pay a fixed rate of 5.150% and receive a floating rate based on 3-month USD LIBOR, expiring May 2013, Broker Bank of America	7,500	(k)	2,529,391
Pay a fixed rate of 5.175% and receive a floating rate based on 3-month USD LIBOR expiring June 2010, Broker Deutsche Bank	9,120	(k)	3,831,312
Pay a fixed rate of 5.370% and receive a floating rate based on 3-month USD LIBOR expiring March 2011, Broker JPMorgan Chase	2,300	(k)	956,962
Pay a fixed rate of 5.455% and receive a floating rate based on 3-month USD LIBOR expiring March 2011, Broker Credit Suisse First National Bank	2,010	(k)	783,220

Total Put Options Purchased (Cost — $9,924,673) — 0.6%			8,265,416

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $3,329,887,135*) — 231.7%			3,322,142,119

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 15 Year,
6.00%, 7/01/23	$(4,300)		(4,400,792)
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 7/01/38	(303,000)		(298,548,930)
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(e)	(870,600)		(858,080,772)
6.00%, 7/01/38(e)	(286,197)		(288,789,580)
6.50%, 7/01/38	(10,600)		(10,908,036)
Government National Mortgage Assoc. I 30 Year,
6.00%, 7/01/38	(1,400)		(1,421,434)

Total TBA Sale Commitments (Proceeds — $1,454,517,655) — (102.0)%			(1,462,149,544)

56	JUNE 30, 2008

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Written
Call Swaptions Written
Pay fixed rate of 4.885% and pay a floating rate based on 3-month USD LIBOR expiring November 2009, Broker Citibank
(Premiums received — $4,960,350) — (0.3)%	(12,080	)(k)	$(4,386,993)

Put Options Written
Put Swaptions Written
Receive a fixed rate of 4.750% and pay a floating rate based on 3-month USD LIBOR expiring July 2008, Broker Goldman Sachs & Co.	(8,500	)(k)	(48,850)
Receive a fixed rate of 4.885% and pay a floating rate based on 3-month USD LIBOR expiring November 2009, Broker Citibank	(12,080	)(k)	(5,479,263)

Total Put Options Written (Premiums received — $5,627,600) — (0.4)%			(5,528,113)

Total Options Written (Premiums received — $10,587,950) — (0.7)%			(9,915,106)

Total Investments Net of TBA Sale Commitment and Outstanding Options Written (Cost — $1,864,781,530) — 129.0%			1,850,077,469
Liabilities in Excess of Other Assets — (29.0)%			(416,262,510)

Net Assets — 100.0%			$1,433,814,959

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,336,597,245

Gross unrealized appreciation.	$17,415,304
Gross unrealized depreciation.	(31,870,430)

Net unrealized depreciation	$(14,455,126)

(a)	Security, or a portion thereof, subject to financing transactions.

(b)	Par is less than $500.

(c)	Security, or a portion thereof, with a market value of $23,751,620, has been pledged as collateral for swap and interest rate swap contracts.

(d)	All or a portion of security, with a market value of $36,293,179 has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(g)	The rate shown is the effective yield as of report date.

(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	—	$21	—	$33
Merrill Lynch Mortgage Trust, Series 06-A3, Class 3A1	—	$2,476,432	—	$1,064,215

(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(j)	Represents current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
2,529	U.S. Treasury Notes (10 Year)	June 2008	$300,832,453	$1,271,279

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
1,192	U.S. Treasury Notes (2 Year)	September 2008	$251,754,125	$(649,253)
951	U.S. Treasury Notes (5 Year)	September 2008	$105,137,508	(863,431)

Total Net Unrealized Depreciation				$(1,512,684)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.66% and pay a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse Expires, March 2010	USD	200,000,000	$(1,235,779)
Pay a fixed rate of 3.16% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, May 2010	USD	443,100,000	2,380,915
Receive a fixed rate of 3.268% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2010	USD	201,200,000	(861,603)
Pay a fixed rate of 3.325% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2010	USD	281,700,000	950,660
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, September 2010	USD	500,000,000	18,333,346
Receive a fixed rate of 5.12% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2012	USD	373,000,000	19,508,742

JUNE 30, 2008	57

Schedule of Investments (continued)	Government Income Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.464% and receive a floating rate based on 3-Month USD LIBOR
Broker, Credit Suisse Expires, April 2013	USD	200,200,000	$6,386,221
Pay a fixed rate of 3.973% and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, May 2013	USD	40,300,000	425,895
Pay a fixed rate of 4.161% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, May 2013	USD	180,900,000	433,470
Pay a fixed rate of 2.649% and receive a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, May 2013	USD	40,000,000	—
Pay a fixed rate of 4.152% and receive a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, May 2013	USD	50,000,000	140,135
Receive a fixed rate of 4.185% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2013	USD	80,400,000	(162,002)
Pay a fixed rate of 4.516% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, June 2013	USD	130,000,000	(1,536,274)
Pay a fixed rate of 2.791% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2013	USD	400,000,000	708,106
Pay a fixed rate of 4.58% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2014	USD	50,000,000	(510,841)
Pay a fixed rate of 5.68% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, July 2017	USD	166,300,000	(16,657,727)
Pay a fixed rate of 5.42% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, August 2017	USD	19,000,000	(1,445,406)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	6,100,000	17,087
Receive a fixed rate of 4.355% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, May 2018	USD	104,700,000	(2,378,005)
Receive a fixed rate of 4.645% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, May 2018	USD	13,400,000	(4,540)
Receive a fixed rate of 4.68% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2018	USD	86,600,000	179,450
Pay a fixed rate of 4.661% and receive a floating rate based on 3-Month USD LIBOR
Broker, Credit Suisse Expires, June 2018	USD	40,300,000	(7,201)
Pay a fixed rate of 4.715% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, June 2018	USD	92,000,000	(408,666)
Receive a fixed rate of 4.93% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, June 2018	USD	22,800,000	475,273
Pay a fixed rate of 4.846% and receive a floating rate based on 3-Month USD LIBOR
Broker, Credit Suisse Expires, June 2018	USD	20,000,000	(273,665)
Receive a fixed rate of 4.73% and pay a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, June 2018	USD	91,200,000	4,691

58	JUNE 30, 2008

Schedule of Investments (concluded)	Government Income Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.729% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, July 2018	USD	39,000,000	$(154,307)

Total			$24,307,975

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	59

Schedule of Investments June 30, 2008 (Unaudited)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
U.S. Treasury Inflation Indexed Bonds,
2.00%, 1/15/26	$1,225	$1,314,332
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/27	5,390	6,018,174
1.75%, 1/15/28	39,079	38,117,675
3.63%, 4/15/28(a)	3,929	6,510,793
3.88%, 4/15/29(b)	3,700	6,281,621
3.38%, 4/15/32	1,985	3,022,464
U.S. Treasury Inflation Protected Notes,
3.88%, 1/15/09	2,750	3,716,842
4.25%, 1/15/10	800	1,095,633
0.88%, 4/15/10	10,270	11,844,442
3.50%, 1/15/11	4,615	6,199,696
2.38%, 4/15/11-1/15/25	70,375	82,089,227
3.38%, 1/15/12	1,891	2,525,002
2.00%, 4/15/12-1/15/16	33,440	38,817,715
3.00%, 7/15/12	10,575	13,872,903
0.63%, 4/15/13	20,980	21,240,544
1.88%, 7/15/13-7/15/15	23,000	27,099,216
1.63%, 1/15/15-1/15/18	39,790	41,699,995
2.50%, 7/15/16	1,866	2,168,407
2.63%, 7/15/17	11,040	12,636,665
U.S. Treasury Notes,
4.63%, 11/15/16	140	147,667

Total U.S. Government & Agency Obligations (Cost — $318,559,207) — 93.7%		326,419,013

Mortgage Pass-Throughs
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(c)	32,700	32,229,774
Federal National Mortgage Assoc. ARM,
4.39%, 6/01/34(d)	269	271,182
4.65%, 2/01/35(d)	520	531,351

Total Mortgage Pass-Throughs (Cost — $32,935,244) — 9.5%		33,032,307

Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.59%, 3/25/37(d)(e)	218	208,558
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.67%, 3/20/47(d)	987	692,283

Total Collateralized Mortgage Obligations (Cost — $932,905) — 0.3%		900,841

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A4,
4.67%, 7/10/43	495	462,195
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	580	548,470
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14, Class A4,
5.20%, 12/11/38	360	335,800
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW15, Class A4,
5.33%, 2/11/44	330	305,236
JPMorgan Chase Commercial Mortgage Securities Corp., Series 02-CIB4, Class A3,
6.16%, 5/12/34	435	443,458
Wachovia Bank Commercial Mortgage Trust, Series 05-C22, Class A4,
5.44%, 12/15/44(d)	480	463,278
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(d)	475	463,467

Total Commercial Mortgage Backed Securities (Cost — $3,120,484) — 0.9%		3,021,904

Asset Backed Securities
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
2.54%, 5/25/36(d)	364	357,048
Bear Stearns Asset-Backed Securities Trust, Series 07-2, Class A1,
2.67%, 2/25/37(d)	494	439,174
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/14	700	707,437
Countrywide Certificates, Series 06-20, Class 2A1,
2.53%, 4/25/37(d)	576	554,691
Morgan Stanley Capital I, Inc., Series 06-HE7, Class A2A,
2.53%, 9/25/36(d)	536	520,077
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1,
2.54%, 11/25/36(d)	479	467,613
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.63%, 2/25/47(d)	1,375	980,138
Structured Asset Securities Corp., Series 06-BC3, Class A2,
2.53%, 10/25/36(d)	698	652,419
Structured Asset Securities Corp., Series 07-WF2, Class A2,
3.18%, 8/25/37(d)	748	720,179

Total Asset Backed Securities (Cost — $5,561,826) — 1.6%		5,398,776

Corporate Bonds
Banks — 0.0%
World Bank International Bank for Reconstruction and Development, Senior Bank Notes,
5.57%, 12/10/13(d)	265	269,701

Finance — 1.9%
Bear Stearns Co., Inc., Senior Unsecured Notes,
5.78%, 3/10/14(d)	340	310,043
General Electric Capital Corp., Senior Unsecured Notes,
5.63%, 5/01/18	1,390	1,344,206
JPMorgan Chase & Co., Senior Unsecured Notes,
5.71%, 6/28/09(d)	975	1,011,467
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	900	851,854
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 6/02/09(d)	610	602,662

60	JUNE 30, 2008

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Finance (Continued)
Student Loan Marketing Corp., Senior Unsecured Notes,
5.06%, 4/01/09(d)	$2,500		$2,446,000

			6,566,232

Yankee — 0.2%
Finance — 0.2%
VTB Capital SA (Luxembourg), Unsecured Notes,
3.38%, 8/01/08(d)(f)	650		646,945

Total Corporate Bonds (Cost — $7,578,843) — 2.1%			7,482,878

Foreign Bonds
Germany — 0.1%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY),
0.71%, 8/08/11(d)
(Cost — $312,128) — 0.1%	38,000		357,917

	Shares
Short-Term Investments
Galileo Money Market Fund, 2.32%(g)
(Cost — $3,725,340) — 1.1%	3,725,340		3,725,340

	Contracts
Call Options Purchased
EURIBOR Future, expiring September 2008 at USD 95	66		14,288
Call Swaptions Purchased
Receive a fixed rate of 5.340% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	430	(h)	246,703
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	160	(h)	94,607
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker Lehman Brothers	250	(h)	147,744
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	270	(h)	167,122
Receive a fixed rate of 5.895% and pay a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker Chase Securities	910	(h)	725,836
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	188	(h)	157,244

Total Call Options Purchased (Cost — $970,169) — 0.4%			1,553,544

Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.340% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	430	(h)	206,950
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	160	(h)	74,778
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker Lehman Brothers	250	(h)	101,652
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	270	(h)	121,171
Pay a fixed rate of 5.895% and receive a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker Chase Securities	910	(h)	271,802
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	188	(h)	57,588

Total Put Options Purchased (Cost — $954,419) — 0.2%			833,941

Total Investments Before Outstanding Options Written (Cost — $374,650,565*) — 109.9%			382,726,461

Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(36)		(12,375)
Call Swaptions Written
Pay a fixed rate of 4.470% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker Deutsche Bank	(1,470	)(h)	(191,635)
Pay a fixed rate of 4.940% and receive a floating rate based on 3-month USD LIBOR, expiring December 2008, Broker Deutsche Bank	(500	)(h)	(159,150)
Pay a fixed rate of 5.430% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Barclays Capital	(1,090	)(h)	(641,559)
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(80	)(h)	(47,840)

Total Call Options Written (Premiums received — $942,387) — (0.3)%			(1,052,559)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(36)		(32,063)
Put Swaptions Written
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(80	)(h)	(924)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Goldman Sachs & Co.	(3,220	)(h)	(486,968)
Receive a fixed rate of 4.470% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker Deutsche Bank	(1,470	)(h)	(545,726)
Receive a fixed rate of 4.940% and pay a floating rate based on 3-month USD LIBOR, expiring December 2008, Broker Deutsche Bank	(500	)(h)	(109,650)
Receive a fixed rate of 5.430% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Barclays Capital	(1,090	)(h)	(323,111)

Total Put Options Written (Premiums received — $1,118,931) — (0.4)%			(1,498,442)

Total Options Written (Premiums received — $2,061,318) — (0.7)%			(2,551,001)

JUNE 30, 2008	61

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Outstanding Options Written (Cost — $372,589,247) — 109.2%	$380,175,460
Liabilities in Excess of Other Assets — (9.2)%	(31,945,275)

Net Assets — 100.0%	$348,230,185

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$375,583,060

Gross unrealized appreciation	$8,005,113
Gross unrealized depreciation	(861,712)

Net unrealized depreciation	$7,143,401

(a)	Security, or a portion thereof, with a market value of $3,189,940, has been pledged as collateral for swap and interest rate swap contracts.

(b)	All or a portion of security, with a market value of $1,039,562 has been pledged as collateral in connection with open financial futures contracts.

(c)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(e)	Security is fair valued by the Board of Trustees.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Represents current yield as of report date.

(h)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,483,300	07/23/08	$77,526
GBP	63,687	07/23/08	1,238
JPY	292,020,516	07/23/08	(99,164)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $6,805,876)			$(20,400)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,000	07/01/08	$6
JPY	62,000	07/01/08	(3)
EUR	2,597,745	07/23/08	(11,459)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $4,083,555)			$(11,456)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation Depreciation
92	U.S. Treasury Notes (5 Year)	September 2008	$10,171,031	$27,175
1	Euro Dollar Futures	December 2008	$242,050	(106)
36	Euro Dollar Futures	June 2009	$8,682,300	(49,540)

Total Net Unrealized Depreciation				$(22,471)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation Depreciation
141	U.S. Treasury Notes (2 Year)	September 2008	$29,779,641	$(34,341)
1	U.S. Treasury Notes (10 Year)	September 2008	$113,922	(139)
125	U.S. Treasury Bonds	September 2008	$14,449,219	(355,223)
36	Euro Dollar Futures	June 2010	$8,598,750	66,860

Total Net Unrealized Depreciation				$(322,843)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.49% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	4,000,000	$128,152
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	1,500,000	16,835
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, December 2009	USD	4,300,000	47,258
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2009	USD	3,400,000	39,741

62	JUNE 30, 2008

Schedule of Investments (continued)	Inflation Protected Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.57% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2010	USD	8,300,000	$(114,971)
Receive a fixed rate of 5.57% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2010	USD	6,200,000	242,898
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2010	USD	500,000	—
Pay a fixed rate of 4.92% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2011	USD	3,200,000	(131,834)
Receive a fixed rate of 4.91% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2011	USD	10,500,000	312,631
Receive a fixed rate of 4.86% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, October 2012	USD	2,200,000	62,900
Pay a fixed rate of 3.56% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, March 2013	USD	20,000,000	366,085
Receive a fixed rate of 3.08% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, March 2013	USD	10,000,000	(413,842)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Deutsche Bank Expires, April 2013	GBP	1,600,000	(125,913)
Receive a fixed rate of 5.29375% and pay a floating rate based on 6-Month GBP LIBOR rate
Deutsche Bank Expires, April 2013	GBP	1,600,000	(104,468)
Pay a fixed rate of 4.50% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, May 2015	USD	300,000	(1,208)
Receive a fixed rate of 6.65% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, December 2015	NZD	450,000	(13,437)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, February 2017	USD	1,200,000	80,008
Receive a fixed rate of 5.16% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, February 2017	USD	900,000	50,042
Pay a fixed rate of 5.07% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, March 2017	USD	1,200,000	(56,195)
Pay a fixed rate of 5.36% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	1,800,000	(147,091)
Pay a fixed rate of 5.31% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, October 2017	USD	2,500,000	(140,164)
Pay a fixed rate of 4.54% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, December 2017	USD	2,000,000	13,564
Pay a fixed rate of 4.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2018	USD	1,800,000	(761)
Pay a fixed rate of 4.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, January 2018	USD	800,000	23

JUNE 30, 2008	63

Schedule of Investments (concluded)	Inflation Protected Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.24% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, February 2018	USD	500,000	$(9,965)
Pay a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, February 2018	USD	7,100,000	(443,075)
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	1,600,000	(77,962)
Receive a fixed rate of 4.311% and pay a floating rate based on 3-Month USD LIBOR
Deutsche Bank Expires, May 2018	USD	2,600,000	(68,608)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-Month USD LIBOR
Deutsche Bank Expires, June 2018	USD	4,400,000	74,618

Total			$(414,739)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

64	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
U.S. Treasury Notes,
3.38%, 11/30/12	$2,400	$2,410,500
3.88%, 5/15/18	1,300	1,289,133

Total U.S. Government & Agency Obligations (Cost — $3,667,803) — 1.1%		3,699,633

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. Gold,
6.00%, 11/01/13-6/01/37	3,845	3,888,513
9.00%, 12/01/19(a)	—	429
5.50%, 1/01/22-5/01/22	505	508,974
7.50%, 2/01/27-3/01/27	7	7,056
4.50%, 10/01/35	176	163,465
Federal National Mortgage Assoc.,
8.00%, 8/01/14	41	43,101
5.00%, 1/01/21-3/01/21	154	153,085
5.50%, 1/01/22-2/01/38(b)	32,752	32,342,861
8.50%, 10/01/24-7/01/37	876	947,711
6.50%, 8/01/37-9/01/37	8,477	8,737,433
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(c)	1,900	1,837,072
5.00%, 7/01/23(c)	200	197,876
6.00%, 7/01/23(c)	800	819,504
Federal National Mortgage Assoc. 30 Year,
4.50%, 7/01/38(c)	1,200	1,112,438
Government National Mortgage Assoc. I,
5.50%, 11/15/08-10/15/36	53,346	53,298,822
9.50%, 10/15/09-11/15/20	295	325,902
17.00%, 11/15/11-12/15/11	29	33,688
16.00%, 3/15/12-4/15/12	18	20,469
12.00%, 2/15/13-6/15/15	20	22,362
11.50%, 4/15/13-12/15/15	51	56,469
14.50%, 4/15/13	11	12,561
15.00%, 6/15/13	20	22,765
10.00%, 2/15/16-12/15/20	240	266,808
6.50%, 3/15/16-11/15/34(d)	18,900	19,602,331
9.00%, 4/15/16-10/15/21	298	325,477
8.50%, 6/15/16-2/15/25	291	319,702
6.00%, 7/15/16-12/15/36	26,743	27,291,902
8.00%, 1/15/17-1/15/32	15,656	17,123,227
7.00%, 9/15/17-5/15/32	4,038	4,309,179
7.50%, 3/15/22-9/15/30	1,564	1,683,537
5.00%, 11/15/32-6/15/36	45,075	43,840,997
4.50%, 12/15/34-1/15/35	3,986	3,720,645
Government National Mortgage Assoc. I 30 Year,
5.50%, 7/01/38(c)	12,400	12,339,034
6.00%, 7/01/38(c)	24,500	24,875,095
Government National Mortgage Assoc. II,
7.50%, 2/15/22-10/20/25	21	22,817
7.00%, 3/20/24-5/20/27	270	287,457
8.00%, 8/20/24	129	141,041
6.00%, 2/20/29-5/20/36	18,811	19,110,756
5.50%, 5/20/34-2/20/37	6,980	6,947,478
5.00%, 11/20/35	4,813	4,657,388
Government National Mortgage Assoc. II 30 Year,
5.00%, 7/01/38-8/01/38(c)	22,700	21,920,278
5.50%, 7/01/38-8/01/38(c)	36,000	35,723,176
6.00%, 7/01/38-8/01/38(c)	26,700	27,041,633
6.50%, 7/01/38(c)	33,700	34,731,894

Total Mortgage Pass-Throughs (Cost — $410,522,992) — 126.4%		410,834,408

Collateralized Mortgage Obligations
Chase Mortgage Finance Corp., Series 03-S12, Class 2A1,
5.00%, 12/25/18	993,101	959,584
Countrywide Home Loans, Series 04-J4, Class 2A1,
5.00%, 5/25/19	455,014	437,698
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1,
5.25%, 10/25/19	686,001	669,194
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
4.52%, 8/25/28(e)	2,308,637	66,646
Government National Mortgage Assoc., Series 03-51, Class LT,
5.00%, 10/20/28	1,050,715	1,062,104
Government National Mortgage Assoc., Series 04-83, Class CD,
7.20%, 10/20/34(f)	1,396,430	1,389,646
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(f)	1,259,062	1,236,376
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.74%, 7/25/35(f)	1,871,115	1,849,491
Master Asset Securitization Trust, Series 04-8, Class 3A1,
5.25%, 8/25/19	498,989	474,975
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A,
5.00%, 11/25/18	193,078	184,100

Total Collateralized Mortgage Obligations (Cost — $8,345,864) — 2.6%		8,329,814

Commercial Mortgage Backed Securities
Bear Stearns Mortgage Trust, Series 04-5, Class 2A,
3.99%, 7/25/34(f)	1,609	1,563,558
Countrywide Alternative Loan Trust, Series 05-21CB Class A-17,
6.00%, 6/25/35	1,970	1,790,634
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/01/22(g)	3	3,109
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(f)(h)	447	439,898

Total Commercial Mortgage Backed Securities (Cost — $3,868,648) — 1.2%		3,797,199

JUNE 30, 2008	65

Schedule of Investments (continued)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Short-Term Investments
Galileo Money Market Fund, 2.32%(i)
(Cost — $60,499,138) — 18.6%	60,499,138		$60,499,138

	Contracts
Call Option Purchased
Call Swaptions Purchased
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America
(Cost — $198,500) — 0.1%	500	(j)	309,485

Put Option Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America
(Cost — $198,500) — 0.1%	500	(j)	224,391

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $487,301,445*) — 150.1%			487,694,068

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 7/01/38	$(3,800)		(3,839,178)
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38	(23,400)		(23,063,508)
6.50%, 7/01/38	(16,900)		(17,391,114)
Government National Mortgage Assoc. I 30 Year,
5.00%, 7/01/38	(21,400)		(20,731,250)

Total TBA Sale Commitments (Proceeds — $64,448,798) — (20.0)%			(65,025,050)

	Contracts
Call Option Written
Call Swaptions Written
Pay a fixed rate of 5.025% and receive a floating rate based on 3-month USD LIBOR expiring November 2010, Broker UBS Securities
(Premiums received — $191,000) — (0.0)%	(400	)(j)	(180,233)

Put Option Written
Put Swaptions Written
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month USD LIBOR expiring November 2010, Broker UBS Securities
(Premiums received — $191,000) — (0.1)%	(400	)(j)	(206,397)

Total Options Written (Premiums received — $382,000) — (0.1)%			(386,630)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $422,470,647) — 130.0%			422,282,388

Liabilities in Excess of Other Assets — (30.0)%			(97,378,544)

Net Assets — 100.0%			$324,903,844

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$487,319,986

Gross unrealized appreciation.	$3,194,861
Gross unrealized depreciation.	(2,820,779)

Net unrealized appreciation	$374,082

(a)	Par is less than $500.

(b)	Security, or a portion thereof, with a market value of $623,100, has been pledged as collateral for swap and interest rate swap contracts.

(c)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(d)	All or a portion of security, with a market value of $2,997,858 has been pledged as collateral in connection with open financial futures contracts.

(e)	The rate shown is the effective yield as of report date.

(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority,
Merrill Lynch Project, Pool 42	$—	$111	$—	$168

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(i)	Represents current yield as of report date.

(j)	One contract represents a notional amount of $10,000.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
100	U.S. Treasury Notes (10 Year)	September 2008	$11,392,188	$(6,030)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
150	U.S. Treasury Notes (5 Year)	September 2008	$16,583,203	$(169,592)
6	U.S. Treasury Bonds	September 2008	$693,563	(12,413)

Total Net Unrealized Depreciation				$(182,005)

66	JUNE 30, 2008

Schedule of Investments (concluded)	GNMA Portfolio

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return CMBS Aaa 10+ Yr Index and pay a floating rate based on minus .00%
Broker, Bank of America Expires, August 2008	USD	6,210,000	$(216,445)
Receive a fixed rate of 5.64% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, June 2010	USD	8,200,000	332,418
Pay a fixed rate of 5.50% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2012	USD	2,000,000	(29,300)
Pay a fixed rate of 5.28% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, March 2016	USD	7,500,000	(486,654)
Pay a fixed rate of 5.34% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, September 2016	USD	1,600,000	(107,691)
Pay a fixed rate of 5.09% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2017	USD	3,000,000	(148,830)
Receive a fixed rate of 5.08% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, September 2017	USD	3,000,000	143,238
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	USD	3,700,000	78,127
Pay a fixed rate of 5.135% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	3,000,000	8,403

Total			$(426,734)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	67

Schedule of Investments June 30, 2008 (Unaudited)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks
Banks — 0.4%
Citigroup, Inc.,
8.13%	52,500	$1,176,000
Wachovia Corp.,
8.00%	69,000	1,546,980

		2,722,980

Total Preferred Stocks (Cost — $3,037,500) — 0.4%		2,722,980

	Par (000)
Trust Preferred Stocks
Bank — 2.5%

Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36	$570	525,448
Bank of America Corp., Depositary Shares,
8.00%(a)	2,835	2,656,026
8.13%(a)	1,475	1,394,259
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(b)	2,445	2,308,884
JPMorgan Chase & Co., Depositary Shares,
7.90%(a)	3,450	3,234,858
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37(c)	3,350	3,006,910
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	4,875	4,477,200

		17,603,585

Finance — 0.8%

American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(d)	2,640	2,484,528
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	1,850	1,749,747
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(a)(b)	1,440	1,001,318
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(a)(b)	360	234,900

		5,470,493

Insurance — 0.4%

CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	775	708,927
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(b)	1,565	1,366,431
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(b)	1,265	1,109,246

		3,184,604

Yankee — 0.8%
Banks — 0.5%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(b)(d)(e)	1,450	1,360,067
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(b)(e)	2,100	1,920,091

		3,280,158

Finance — 0.3%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(b)(e)	2,940	2,450,925

Total Trust Preferred Stocks (Cost — $35,354,975) — 4.5%		31,989,765

U.S. Government & Agency Obligations
Overseas Private Investment Corp.,
4.09%, 5/29/12	514	521,005
4.30%, 5/29/12	1,440	1,526,944
4.64%, 5/29/12	1,084	1,164,762
4.68%, 5/29/12	613	626,396
4.87%, 5/29/12	4,649	5,043,951
5.40%, 5/29/12	556	577,584
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(f)	1,725	1,099,151
6.30%, 10/15/18(f)	1,725	1,081,511
U.S. Treasury Inflation Indexed Bonds,
2.00%, 1/15/26	1,500	1,609,387
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	2,375	2,838,096
U.S. Treasury Notes,
2.00%, 2/28/10(g)	32,980	32,740,367
3.50%, 5/31/13	14,230	14,335,615
3.88%, 5/15/18(g)	3,795	3,763,278

Total U.S. Government & Agency Obligations (Cost — $66,068,916) — 9.3%		66,928,047

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
4.35%, 1/01/35(b)	4,701	4,741,912
Federal Home Loan Mortgage Corp. Gold,
6.50%, 3/01/09-12/01/30	341	354,072
4.00%, 5/01/10	1,312	1,311,101
6.00%, 11/01/14-8/01/37(c)	9,556	9,673,941
5.50%, 10/01/17-1/01/38(c)	19,490	19,234,846
4.50%, 5/01/18	11	10,715
5.00%, 12/01/18-4/01/36	2,301	2,263,901
7.50%, 11/01/25-10/01/27	18	19,338
7.00%, 4/01/29-4/01/32	40	42,111
Federal Home Loan Mortgage Corp. Gold 15 Year,
5.00%, 7/01/21(h)	7,000	6,916,840
4.50%, 7/01/23(h)	5,600	5,409,264
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 7/14/33(h)	100	101,031
Federal National Mortgage Assoc.,
7.00%, 8/01/08-8/01/36	1,133	1,192,556
5.50%, 9/01/13-4/01/35	12,730	12,836,492
6.50%, 8/01/16-8/01/37	11,077	11,417,779
5.00%, 1/01/18-3/01/36(c)	16,050	15,926,351
6.00%, 1/01/21-3/01/38	10,195	10,366,693

68	JUNE 30, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs
Federal National Mortgage Assoc. 15 Year,
5.00%, 7/17/18(h)	$39,962	$39,512,540
4.50%, 7/01/21(h)	17,500	16,920,400
Federal National Mortgage Assoc. 30 Year,
6.50%, 7/01/36(h)	30,000	30,871,800
5.00%, 7/01/38(h)	38,700	37,091,628
5.50%, 7/01/38(h)	115,600	113,937,672
6.00%, 7/01/38(h)	51,800	52,269,308
Federal National Mortgage Assoc. ARM,
4.28%, 12/01/34(b)	4,748	4,796,029
Government National Mortgage Assoc. I,
9.50%, 9/15/16-11/15/16	15	16,130
9.00%, 3/15/18	12	12,739
6.50%, 12/15/23-5/01/35	10,821	11,209,451
6.00%, 11/15/28-12/20/37	668	680,277
7.00%, 4/15/29-6/15/35	6,308	6,706,817
5.50%, 11/15/33	32	32,291
Government National Mortgage Assoc. I 30 Year,
6.50%, 7/22/33(h)	5,000	5,162,500
6.00%, 7/01/37(h)	7,100	7,208,701
Government National Mortgage Assoc. II,
6.00%, 9/20/37	384	389,407
Government National Mortgage Assoc. II 30 Year,
5.50%, 8/01/37-7/01/38(h)	8,400	8,328,666
6.50%, 9/01/37-7/01/38(h)	16,900	17,332,198
5.00%, 7/01/38-8/01/38(h)	4,000	3,862,729

Total Mortgage Pass-Throughs (Cost — $457,078,319) — 63.9%		458,160,226

Collateralized Mortgage Obligations
Bear Stearns Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(b)	8,051	7,143,430
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(b)	9,602	8,998,143
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.76%, 3/25/37(b)	6,366	6,037,138
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	4,836	4,249,951
Commercial Mortgage Pass Through Certificates, Series 04-LB3A, Class A3,
5.09%, 6/10/11	1,965	1,952,771
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
4.75%, 8/25/46(b)	803	657,554
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.67%, 3/20/47(b)	2,058	1,443,370
Countrywide Home Loans, Series 03-56, Class 4A1,
4.93%, 12/25/33(b)	5,022	4,706,917
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.68%, 4/25/46(b)	910	649,517
Countrywide Home Loans, Series 06-OA5, Class 3A1,
2.68%, 4/25/46(b)	1,815	1,272,119
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37	3,822	3,483,413
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	1,232	1,138,997
Fannie Mae, Series 07-108, Class AN,
8.94%, 11/25/37(b)(i)	3,246	3,561,286
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(i)	1,375	349,443
Federal Home Loan Mortgage Corp., Series 2587, Class WX,
5.00%, 3/15/18	2,730	2,708,810
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
5.03%, 1/15/33(i)	815	130,942
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	3,055	3,131,725
Federal Home Loan Mortgage Corp., Series 3033, Class JB,
5.50%, 11/15/32	3,143	3,216,724
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
4.63%, 8/15/36(i)	4,076	459,805
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
4.73%, 8/15/35(i)	732	84,773
Federal National Mortgage Assoc., Series 05-48, Class AR,
5.50%, 2/25/35	4,623	4,719,833
Federal National Mortgage Assoc., Series 346, Class 2 (IO),
5.50%, 12/01/33(i)	3,657	920,002
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 11/01/34(i)	2,903	745,315
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(i)	7,575	1,820,024
First Horizon Alternative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.38%, 10/25/34(b)	2,925	2,622,812
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	1,602	1,504,561
Homebanc Mortgage Trust, Series 05-4, Class A1,
2.75%, 10/25/35(b)	2,572	2,116,812
Homebanc Mortgage Trust, Series 06-2, Class A1,
2.66%, 12/25/36(b)	2,292	1,765,910
JPMorgan Alternative Loan Trust, Series 05-S1, Class 2A16,
6.00%, 12/25/35	1,885	1,883,652
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	631	618,480
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	558	538,395

JUNE 30, 2008	69

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
2.54%, 7/25/36(b)	$2,032	$1,910,408
Residential Accredit Loans, Inc., Series 06-QS2, Class 2B1,
2.70%, 2/25/46(b)	1,511	1,045,288
Residential Accredit Loans, Inc., Series 07-QO3, Class A1,
2.64%, 3/25/47(b)	1,028	771,250
Summit Mortgage Trust, Series 00-1, Class B1,
6.69%, 12/28/12(b)(d)(j)	11	11,426
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18 Class 1A1,
5.35%, 1/25/37(b)	3,828	3,620,284
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(b)	7,971	7,397,322
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	7,483	6,978,168
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
4.56%, 5/25/47(b)	1,072	792,987
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
4.54%, 6/25/47(b)	1,849	1,499,073
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(b)	7,892	7,667,971
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A2,
4.11%, 6/25/35(b)	5,842	5,522,383
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(b)	1,600	1,528,532
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.34%, 10/25/36(b)	2,669	2,555,227
5.65%, 10/25/36(b)	4,939	4,668,692
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR18, Class 2A1,
5.72%, 11/25/36(b)	7,072	6,617,619
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.11%, 3/25/36(b)	3,312	3,208,344

Total Collateralized Mortgage Obligations (Cost — $135,332,669) — 18.2%		130,427,598

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	3,417	3,502,049
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	3,670	3,769,878
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(b)	3,975	3,779,270
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	4,590	4,761,646
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41	1,315	1,234,778
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(b)	18,249	17,686,035
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	1,925	1,837,564
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/15/49	805	763,019
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 6/10/17(b)	1,600	1,520,417
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(b)	3,970	3,857,927
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(b)	2,885	2,808,605
Countrywide Alternative Loan Trust, Series 05-21CB Class A-17,
6.00%, 6/25/35	4,865	4,420,628
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2,
6.30%, 11/15/08	3,060	3,071,518
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	3,140	3,102,269
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	4,865	4,726,457
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	3,841	3,979,318
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	7,525	7,357,988
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(b)	2,274	2,211,811
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	4,090	4,213,914
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	3,800	3,885,524
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36	4,240	4,243,174
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	2,579	2,634,322
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	341	340,260
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4,
4.96%, 8/10/38	3,500	3,470,758
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	3,320	3,406,451
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	3,840	3,879,481

70	JUNE 30, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	$4,987	$5,173,844
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10	1,637	1,623,067
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,915	1,811,876
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(b)	7,700	7,345,782
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
6.02%, 7/12/17(b)(k)	1,900	1,742,271
Morgan Stanley Capital I,
5.69%, 10/15/42(b)	1,295	1,293,919
Morgan Stanley Capital I, Inc., Series 98-HF2, Class A2,
6.48%, 11/15/30	428	427,626
Morgan Stanley Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	3,269	3,382,374
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42	4,725	4,486,633
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2,
7.52%, 12/18/09	5,292	5,437,778
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(d)	1,053	1,037,694
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.73%, 4/25/37(b)	5,495	5,055,476
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)	4,657	4,735,108
USGI, Series 87,
7.43%, 12/01/22	77	78,493
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6,
5.13%, 8/15/35	4,470	4,346,065
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.38%, 10/15/44	1,870	1,869,926
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class AJ,
5.37%, 11/15/48	755	602,365
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
1.99%, 5/25/36(d)(i)	30,704	1,045,305
Wells Fargo Mortgage Backed Securities Trust,
4.75%, 12/25/18	7,174	6,805,962

Total Commercial Mortgage Backed Securities (Cost — $162,680,875) — 22.1%		158,766,625

Project Loans
Whittier Rehab at Haverhill Project Loan,
7.60%, 12/01/39
(Cost — $10,373,271) — 1.5%	10,660	11,005,786

Certificate of Deposit
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost — $1,260,000) — 0.2%	1,260	1,263,058

Asset Backed Securities
American Express Credit Account Master Trust, Series 05-5, Class A,
2.51%, 2/15/13(b)	5,350	5,285,316
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1,
2.79%, 11/25/34(b)(j)	1,888	1,416,501
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
2.53%, 10/25/36(b)	1,772	1,715,734
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	5,180	5,146,123
Citibank Credit Card Issuance Trust, Series 06-A6, Class A6,
2.49%, 5/24/10(b)	5,625	5,561,314
Citibank OMNI Master Trust, Series 07, Class A9,
3.58%, 12/23/13(b)(d)	5,690	5,731,025
Countrywide Alternative Loan Trust, Series 06-18, Class 2A1,
2.53%, 7/25/36(b)	2,970	2,877,835
Countrywide Certificates, Series 04-14, Class A4,
2.76%, 6/25/35(b)(j)	378	283,626
DaimlerChrysler Auto Trust, Series 06-A, Class A3,
5.00%, 5/08/10	2,118	2,132,112
DaimlerChrysler Auto Trust, Series 06-D, Class A4,
4.94%, 2/08/12	5,450	5,527,247
Fieldstone Mortgage Investment Corp., Series 06-1, Class A1,
2.56%, 5/25/36(b)	304	301,824
Ford Credit Auto Owner Trust, Series 05-C, Class A3,
4.30%, 8/15/09	195	194,918
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	1,890	1,981,796
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(b)	1,577	1,110,882
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.59%, 7/25/37(b)(j)	1,913	1,817,777
IndyMac Residential Trust, Series 06-D, Class 2A1,
2.53%, 11/25/36(b)	1,064	1,023,600
Lehman XS Trust, Series 05-5N, Class 3A2,
2.84%, 11/25/35(b)	2,452	1,527,338
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	5,175	5,227,297
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.63%, 2/25/47(b)	1,288	917,854
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1,
2.56%, 7/25/36(b)	1,034	1,022,982
Residential Asset Mortgage Products, Inc., Series 06-RS5, Class A1,
2.55%, 9/25/36(b)	1,109	1,092,575

JUNE 30, 2008	71

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Small Business Administration Participation Certificates, Series 96-20B, Class 1,
6.38%, 2/01/16	$1,276	$1,306,132
Small Business Administration Participation Certificates, Series 96-20K, Class 1,
6.95%, 11/01/16	1,631	1,683,435
Small Business Administration Participation Certificates, Series 97, Class A,
2.85%, 8/15/22(b)(d)	239	179,275
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	1,370	1,417,490
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	320	332,138
Small Business Administration Participation Certificates, Series 97-20G, Class 1,
6.85%, 7/01/17	2,769	2,830,134
Structured Asset Securities Corp., Series 07-BC1, Class A2,
2.53%, 2/25/37(b)	3,468	3,254,116
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(b)	6,580	6,669,225
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(b)	1,660	1,689,697
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(b)	4,480	4,631,245
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	4,825	4,896,761

Total Asset Backed Securities (Cost — $81,555,511) — 11.3%		80,785,324

Corporate Bonds
Banks — 4.1%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	670	645,553
5.75%, 12/01/17	4,585	4,305,847
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	1,190	1,242,011
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	3,900	3,804,239
Citigroup, Inc., Unsecured Notes,
3.63%, 2/09/09(l)	3,655	3,649,682
4.13%, 2/22/10	2,480	2,457,035
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	3,870	3,785,545
UBS AG, Senior Notes,
5.88%, 12/20/17	3,700	3,599,175
Wachovia Bank N.A., Senior Bank Notes,
4.38%, 8/15/08	95	94,909
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	3,000	2,614,170
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	580	581,691
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10	2,115	2,136,334
4.88%, 1/12/11	705	714,719

		29,630,910

Broadcasting — 0.6%
News America, Inc., Senior Debentures,
7.13%, 4/08/28	300	304,536
7.63%, 11/30/28	1,150	1,222,305
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13	2,875	2,923,493

		4,450,334

Computer & Office Equipment — 0.2%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	1,535	1,557,895

Computer Software & Services — 0.3%
Oracle Corp., Senior Unsecured Notes,
4.95%, 4/15/13	2,220	2,241,454

Energy & Utilities — 1.0%
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35	600	513,308
5.95%, 2/01/38	1,000	988,556
Florida Power Corp., First Mortgage Bonds,
6.65%, 7/15/11(c)	960	1,013,550
5.90%, 3/01/33	175	167,785
6.40%, 6/15/38	575	584,003
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	1,125	1,055,408
6.50%, 9/15/37	875	883,726
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	700	692,220
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	305	305,456
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	1,150	1,166,116

		7,370,128

Entertainment & Leisure — 0.8%
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 2/15/26	790	857,587
Comcast Cable Holdings LLC, Senior Notes,
7.13%, 2/15/28	620	626,150
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	315	320,032
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	475	451,547
6.95%, 8/15/37	1,725	1,696,691
Time Warner Cos., Inc., Senior Debentures,
9.15%, 2/01/23	535	613,799
7.57%, 2/01/24	750	762,788
Time Warner Entertainment Corp., Senior Debentures,
8.38%, 3/15/23	500	538,802

		5,867,396

Finance — 7.1%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(d)	710	680,579
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	2,665	2,770,992
The Bear Stearns Cos., Inc., Unsecured Notes,
4.55%, 6/23/10	750	743,687
6.40%, 10/02/17	800	790,553

72	JUNE 30, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Finance (Continued)
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
3.38%, 10/15/08	$1,925	$1,926,299
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	10,020	10,265,415
General Electric Capital Corp., Unsecured Notes,
5.00%, 11/15/11	5,205	5,305,092
6.15%, 8/07/37	2,065	1,937,751
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	1,575	1,572,877
Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	4,635	4,537,016
Household Finance Corp., Senior Unsecured Notes,
6.50%, 11/15/08	1,615	1,627,912
Lehman Brothers Holdings, Inc., Senior Notes,
7.00%, 9/27/27(c)	1,375	1,271,333
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
4.48%, 9/15/22(b)	1,175	1,138,461
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(c)	2,275	2,137,192
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	1,575	1,490,476
Morgan Stanley, Senior Notes,
2.96%, 1/09/12(b)	5,920	5,501,918
6.25%, 8/28/17	2,300	2,144,313
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	625	641,122
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	1,690	1,670,726
Student Loan Marketing Corp., Unsecured Notes,
4.00%, 1/15/09	2,655	2,622,322

		50,776,036

Food & Agriculture — 0.5%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	800	801,018
6.13%, 2/01/18(c)	2,800	2,721,827

		3,522,845

Insurance — 1.2%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(d)	285	284,033
Hartford Life Global Funding Trust, Secured Notes,
2.95%, 9/15/09(b)	1,945	1,944,247
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34	350	335,714
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(c)(d)	2,750	2,707,892
Monumental Global Funding II, Unsecured Notes,
2.80%, 7/15/08(d)	2,480	2,479,502
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(d)	775	776,693

		8,528,081

Manufacturing — 0.1%
Belvoir Land LLC Class II, Unsecured Notes,
5.40%, 12/15/47(d)	1,175	958,060

Oil & Gas — 0.1%
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	420	429,548

Real Estate — 0.1%
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	865	832,196

Retail Merchandising — 0.7%
Target Corp., Senior Unsecured Notes,
6.00%, 1/15/18(c)	4,850	4,867,319

Telecommunications — 0.9%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,195	1,315,416
AT&T, Inc., Unsecured Notes,
5.50%, 2/01/18	975	944,783
6.50%, 9/01/37	2,700	2,613,111
BellSouth Telecommunications, Debentures,
0.00%, 12/15/35(m)	900	439,942
GTE Corp., Debentures,
6.94%, 4/15/28	150	148,500
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29	200	213,835
Sprint Nextel Corp., Unsecured Notes,
6.00%, 12/01/16	525	451,500

		6,127,087

Yankee — 1.7%
Banks — 0.3%
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(e)	2,400	2,290,118

Energy & Utilities — 0.0%
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(e)	70	67,908

Finance — 0.3%
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(e)	1,928	2,019,414

Government — 0.8%
AID-Israel (Israel), Unsecured Notes,
5.50%, 9/18/23(e)	5,000	5,364,250

Telecommunications — 0.3%
Telecom Italia Capital (Italy), Senior Unsecured Notes,
6.00%, 9/30/34(e)	75	64,186
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(e)	1,000	915,156
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(e)	600	609,044
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	475	500,627
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 12/16/13(e)	90	87,342

		2,176,355

Total Corporate Bonds (Cost — $141,322,067) — 19.4%		139,077,334

JUNE 30, 2008	73

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Bond
Germany — 0.5%
Bundesrepublic Deutschland (EUR),
4.25%, 7/04/39
(Cost — $3,631,082) — 0.5%	$2,675		$3,795,599

Taxable Municipal Bonds
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1,
6.19%, 4/01/49(d)
(Cost — $750,000) — 0.1%	750		698,505

	Shares
Short-Term Investments
Galileo Money Market Fund,
2.32%(n)
(Cost — $10,871,878) — 1.5%	10,871,878		10,871,878

	Contracts
Call Options Purchased
EURIBOR Future, expiring September 2008 at USD 95	150		32,495
Call Swaptions Purchased
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	1,140	(o)	404,665
Receive a fixed rate of 5.365% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	710	(o)	410,058
Receive a fixed rate of 5.365% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker Lehman Brothers	1,800	(o)	1,039,584
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	1,330	(o)	786,420
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	2,280	(o)	1,411,249
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,598	(o)	1,340,137
Receive a fixed rate of 6.075% and pay a floating rate based on 3-month USD LIBOR, expiring July 2012, Broker Lehman Brothers	2,260	(o)	1,938,870

Total Call Options Purchased (Cost — $4,742,454) — 1.0%			7,363,478

Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	1,140	(o)	342,816
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	710	(o)	294,509
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker Lehman Brothers	1,800	(o)	746,643
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	1,330	(o)	621,592
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	2,280	(o)	1,023,225
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,598	(o)	490,802
Pay a fixed rate of 6.075% and receive a floating rate based on 3-month USD LIBOR, expiring July 2012, Broker Lehman Brothers	2,260	(o)	676,910

Total Put Options Purchased (Cost — $4,707,006) — 0.6%			4,196,497

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,118,766,523*) — 154.5%			1,108,052,700

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 7/01/38	$(15,600)		(15,370,836)
6.00%, 7/01/38(h)	(8,800)		(8,890,728)
6.50%, 7/01/38	(100)		(103,031)
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(h)	(5,500)		(5,314,375)
5.00%, 7/01/23-7/01/38(h)	(38,629)		(38,145,327)
5.50%, 7/01/23	(2,300)		(2,309,342)
Federal National Mortgage Assoc. 30 Year,
6.00%, 7/01/23(h)	(2,300)		(2,351,750)
6.50%, 7/01/38(h)	(17,700)		(18,133,112)
Government National Mortgage Assoc. I 30 Year,
6.00%, 7/01/38(h)	(7,400)		(7,511,000)
6.50%, 7/01/38(h)	(9,300)		(9,602,250)
Government National Mortgage Assoc. II 30 Year,
5.50%, 7/01/38(h)	(200)		(197,969)
6.00%, 7/01/38	(700)		(709,408)

Total TBA Sale Commitments (Proceeds — $108,340,673) — (15.1)%			(108,639,128)

	Contracts
Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(83)		(28,531)
Call Swaptions Written
Pay a fixed rate of 4.200% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(1,540	)(o)	(119,699)
Pay a fixed rate of 4.580% and pay a floating rate based on 3-month LIBOR, expiring May 2009, Broker Bank of America	(560	)(o)	(125,904)
Pay a fixed rate of 4.740% and receive a floating rate based on 3-month USD LIBOR expiring May 2009, Broker Deutsche Bank	(2,470	)(o)	(683,467)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(1,340	)(o)	(486,478)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(2,230	)(o)	(821,057)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(1,490	)(o)	(698,535)

74	JUNE 30, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Written
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(1,050	)(o)	$(618,044)
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(680	)(o)	(406,642)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(1,060	)(o)	(646,658)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(1,000	)(o)	(703,147)

Total Call Options Written (Premiums received — $5,183,252) — (0.8)%			(5,338,162)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(83)		(73,922)
Put Swaptions Written
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(680	)(o)	(7,851)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Citibank	(3,400	)(o)	(514,190)
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(6,900	)(o)	(875,372)
Receive a fixed rate of 4.580% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, Bank of America	(560	)(o)	(262,493)
Receive a fixed rate of 4.700% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(1,540	)(o)	(420,772)
Receive a fixed rate of 4.740% and pay a floating rate based on 3-month USD LIBOR expiring May 2009, Broker Deutsche Bank	(2,470	)(o)	(981,585)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(2,230	)(o)	(1,088,856)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(1,490	)(o)	(803,376)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(1,050	)(o)	(409,203)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(1,060	)(o)	(252,456)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(1,000	)(o)	(218,138)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(1,340	)(o)	(725,721)

Total Put Options Written (Premiums received — $5,929,298) — (0.9)%			(6,633,935)

Total Options Written (Premiums received — $11,112,550) — (1.7)%			(11,972,097)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $999,313,300) — 137.7%			$987,441,475
Liabilities in Excess of Other Assets — (37.7)%			(270,261,062)

Net Assets — 100.0%			$717,180,413

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,118,880,878

Gross unrealized appreciation	$9,954,453
Gross unrealized depreciation	(20,815,126)

Net unrealized depreciation	$(10,860,673)

(a)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	Security, or a portion thereof, with a market value of $13,598,288, has been pledged as collateral for swap and interest rate swap contracts.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Rate shown reflects the discount rate at the time of purchase.

(g)	Security, or a portion thereof, subject to financing transactions.

(h)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(i)	The rate shown is the effective yield as of report date.

(j)	Security is fair valued by the Board of Trustees.

(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	—	—	—	$84,025

(l)	All or a portion of security, with a market value of $3,649,682 has been pledged as collateral in connection with open financial futures contracts.

(m)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of June 30, 2008.

(n)	Represents current yield as of report date.

(o)	One contract represents a notional amount of $10,000.

JUNE 30, 2008	75

Schedule of Investments (continued)	Managed Income Portfolio

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	845,800,379	07/11/08	$(324,971)
EUR	4,755,000	07/23/08	127,982
JPY	745,343,920	07/23/08	(106,432)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment — $22,780,050)			$(303,421)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Depreciation
EUR	12,215,819	07/23/08	$(277,440)
JPY	786,784,173	07/23/08	(70,316)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment — $26,281,365)			$(347,756)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
257	U.S. Treasury Notes
	(10 Year)	September 2008	$29,277,922	$87,787
104	Euro-Bund	September 2008	$18,117,091	(220,288)
122	Euro Dollar Futures	December 2008	$29,530,100	52,222
837	Euro Dollar Futures	March 2009	$202,302,900	126,578
201	Euro Dollar Futures	June 2009	$48,476,175	(231,496)

Total Net Unrealized Depreciation				$(185,197)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
734	U.S. Treasury Notes
	(2 Year)	September 2008	$155,023,094	$(946,189)
238	U.S. Treasury Notes
	(5 Year)	September 2008	$26,312,016	2,383
356	U.S. Treasury Bonds	September 2010	$41,151,375	(929,903)
421	Euro Dollar Futures	June 2010	$100,592,688	867,604

Total Net Unrealized Depreciation				$(1,006,105)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.5708%
Broker, Goldman Sachs Expires, August 2008	USD	8,350,000	$(305,618)
Receive (pay) a variable return based on the change in the spread return of the BAS Aaa 10 Yr Index and pay a fixed rate of 0%
Broker, Barclays Bank Expires, August 2008	USD	2,275,000	(43,201)
Receive a fixed rate of 4.7775% and pay a floating rate based on 3-Month USD LIBOR
Broker, Citibank Expires, August 2009	USD	34,200,000	1,095,701
Receive a fixed rate of 4.05% and pay a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	10,400,000	116,725
Pay a fixed rate of 5.21% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, February 2012	USD	15,000,000	(822,932)
Receive a fixed rate of 3.247% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	17,100,000	(574,471)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	4,100,000	(322,652)
Receive a fixed rate of 5.294% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	4,100,000	(267,700)

76	JUNE 30, 2008

Schedule of Investments (concluded)	Managed Income Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.265% and pay a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2013	USD	29,600,000	$—
Pay a fixed rate of 4.89% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2014	USD	20,000,000	(621,309)
Pay a fixed rate of 5.24% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, June 2014	USD	9,500,000	(443,731)
Receive a fixed rate of 6.65% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, December 2015	NZD	6,800,000	(203,049)
Pay a fixed rate of 4.494% and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, January 2018	USD	7,200,000	(21,229)
Pay a fixed rate of 5.115% and receive a floating rate based on 3-Month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	13,300,000	(648,515)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-Month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	9,600,000	26,891
Pay a fixed rate of 4.51% and receive a floating rate based on 3-Month USD LIBOR
Broker, Morgan Stanley Expires, May 2018	USD	7,400,000	76,954
Receive a fixed rate of 4.356% and pay a floating rate based on 3-Month USD LIBOR
Broker, JP Morgan Chase Expires, May 2018	USD	1,800,000	(41,675)
Pay a fixed rate of 4.68% and receive a floating rate based on 3-Month USD LIBOR
Broker, Deutsche Bank Expires, July 2018	USD	16,600,000	—
Pay a fixed rate of 4.65% and receive a floating rate based on 3-Month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2018	USD	2,500,000	26,567
Receive a fixed rate of 5.411% and pay a floating rate based on 3-Month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	5,065,000	389,052
Receive a fixed rate of 5.411% and pay a floating rate based on 3-Month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	2,750,000	179,971

Total			$(2,404,221)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	77

Schedule of Investments June 30, 2008 (Unaudited)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds
Australia — 0.9%
New South Wales Treasury Corp. (AUD),
7.00%, 12/01/10	$4,130	$3,929,923
Queensland Treasury Corp. (AUD),
6.00%, 8/14/13	925	844,744

		4,774,667

Austria — 3.2%
Republic of Austria Government Bonds (EUR),
5.00%, 7/15/12	10,250	16,234,842

Canada — 2.0%
Government of Canada Bonds (CAD),
4.70%, 6/02/37	2,875	2,798,988
Royal Bank of Canada, Senior Unsecured Notes (GBP),
4.63%, 12/07/10	3,830	7,279,996

		10,078,984

Czechoslovakia — 1.4%
Czech Republic Government Bonds (CZK),
4.00%, 4/11/17	123,400	7,471,938

Denmark — 4.2%
Kingdom of Denmark (DKK),
6.00%, 11/15/11	37,190	8,087,871
4.00%, 11/15/17	19,050	3,744,983
7.00%, 11/10/24	11,700	2,971,984
Nykredit Denmark (DKK),
5.00%, 10/01/38(a)	20,189	3,844,541
Realkredit Denmark (DKK),
5.00%, 10/01/38(a)	16,425	3,134,748

		21,784,127

Finland — 3.1%
Finnish Government Bonds (EUR),
4.25%, 7/04/15	10,385	15,835,187

France — 4.1%
BNP Paribas (EUR),
5.43%, 9/07/17	900	1,384,948
France Government Bonds (EUR),
4.00%, 10/25/38	14,140	18,826,766
Reseau Ferre de France, Unsecured Notes (GBP),
5.50%, 12/01/21	600	1,172,406

		21,384,120

Germany — 4.9%
Bundesrepublic Deutschland (EUR),
4.75%, 7/04/34	1,270	1,944,211
4.25%, 7/04/39	9,415	13,359,089
Bundesrepublik Deutschland (EUR),
6.50%, 7/04/27	955	1,785,186
5.63%, 1/04/28	4,865	8,356,764

		25,445,250

Ireland — 3.6%
GE Capital Euro Funding (EUR),
4.38%, 3/30/11	840	1,281,551
Irish Treasury Notes (EUR),
3.25%, 4/18/09	11,000	17,122,618

		18,404,169

Italy — 1.7%
Buoni Poliennali del Tesoro (EUR),
4.25%, 2/01/15	5,945	8,961,961

Japan — 17.3%
East Japan Railway Co. (GBP),
4.75%, 12/08/31	1,500	2,528,930
European Investment Bank (JPY),
1.40%, 6/20/17	111,500	1,030,498
Japan Finance Corp. (GBP),
5.75%, 8/09/19	2,160	4,319,293
Japan Government 5-Year Bonds, Series 70 (JPY),
0.80%, 3/20/13	1,211,150	11,229,300
Japan Government Bonds (JPY),
0.80%, 1/20/21(a)	1,201,500	10,663,405
2.20%, 6/20/26	2,314,000	21,921,230
2.10%, 12/20/27	714,650	6,635,399
2.50%, 9/20/35	921,500	8,857,606
Japan Government CPI Linked Bonds, Series 14 (JPY),
1.20%, 12/10/17	1,175,400	11,183,732
Japan Government CPI Linked Bonds, Series 9 (JPY),
1.10%, 9/10/16	850,149	8,112,373
Japan Government CPI Linked Notes, Series 4 (JPY),
0.50%, 6/10/15	279,000	2,601,608

		89,083,374

Netherlands — 1.1%
Netherland Government Bonds (EUR),
3.75%, 1/15/23	4,130	5,693,917

New Zealand — 0.7%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD),
6.50%, 9/28/15	5,245	3,440,188

Poland — 0.1%
Republic Of Poland (PLN),
4.75%, 4/25/12	780	340,783

Portugal — 0.9%
Portugal Government Bonds (EUR),
4.38%, 6/16/14	2,950	4,516,778

South Africa — 0.4%
Republic of South Africa (ZAR),
8.25%, 9/15/17	1,999	218,466
Republic Of South Africa (ZAR),
8.00%, 12/21/18	8,900	946,037
6.75%, 3/31/21	8,400	782,884

		1,947,387

Spain — 3.2%
Bonos y Obligation del Estado (EUR),
5.75%, 7/30/32	5,895	10,013,073
Kingdom of Spain (EUR),
5.00%, 7/30/12	4,155	6,564,892

		16,577,965

Sweden — 0.5%
AB Spintab, Notes (EUR),
4.38%, 4/20/09	1,780	2,777,904

Switzerland — 0.4%
European Investment Bank (CHF),
2.00%, 8/29/16	2,440	2,136,707

United Kingdom — 8.9%
GE Capital Funding (GBP),
5.13%, 3/03/15	2,825	5,121,720

78	JUNE 30, 2008

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds
United Kingdom (Continued)
Network Rail Infrastructure Finance, Senior Secured Notes (GBP),
4.88%, 11/27/15	$1,630	$3,109,129
United Kingdom Treasury Bonds (GBP),
5.00%, 3/07/18	1,780	3,506,356
4.75%, 3/07/20	685	1,313,049
4.50%, 12/07/42	2,575	4,992,898
United Kingdom Treasury Notes (GBP),
5.00%, 3/07/12(b)	5,040	9,975,795
United Kingdom Treasury Notes (GBP),
5.25%, 6/07/12	7,480	14,913,065
Wells Fargo & Co. (GBP),
5.97%, 1/25/12(a)	1,400	2,683,326

		45,615,338

Total Foreign Bonds (Cost — $298,620,425) — 62.6%		322,505,586

	Shares
Preferred Stocks
Banks — 0.4%
Wachovia Corp.,
8.00%
(Cost — $2,200,000) — 0.4%	88,000	1,972,960

	Par (000)
Trust Preferred Stocks
Banks — 0.8%
Bank of America Corp., Depositary Shares,
8.00%(a)(c)	$1,125	1,053,979
BNP Paribas (EUR),
4.73%(a)(c)	650	841,999
DNB Norbank ASA (EUR),
7.07%(a)(c)	725	1,097,077
Societe Generale (EUR),
7.00%(a)	650	913,668

		3,906,723

Yankee — 0.3%
Banks — 0.3%
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(a)(d)(e)	1,675	1,507,547

Total Trust Preferred Stocks (Cost — $5,769,525) — 1.1%		5,414,270

U.S. Government & Agency Obligations
Japanese Government CPI Linked Notes, Series 15 (JPY),
1.40%, 3/10/18	195,600	1,883,908
U.S. Treasury Notes,
3.13%, 4/30/13	1,330	1,318,882
3.88%, 5/15/18	4,935	4,893,748

Total U.S. Government & Agency Obligations (Cost — $8,117,699) — 1.6%		8,096,538

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
4.62%, 2/01/35(a)(f)	4,507	4,520,460
Federal National Mortgage Assoc. 30 Year,
5.50%, 7/01/38(g)	21,000	20,698,020
Government National Mortgage Assoc. I 30 Year,
5.50%, 7/01/38(g)	1,100	1,093,280

Total Mortgage Pass-Throughs (Cost — $26,092,876) — 5.1%		26,311,760

Collateralized Mortgage Obligations
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.67%, 12/25/46(a)	784,932	541,713
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.85%, 11/25/34(a)	1,199,700	939,111
Bear Stearns Mortgage Trust, Series 04-6, Class 3A,
5.42%, 9/25/34(a)	994,899	935,225
Bear Stearns Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(a)	2,130,166	1,889,966
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(h)	6,449,683	1,619,575
Federal Home Loan Mortgage Corp., Series 3204, Class C,
5.50%, 4/15/29	5,162,818	5,242,153
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.67%, 8/25/46(a)	1,085,896	868,717
JPMorgan Mortgage Trust, Series 04-A5, Class 3A1,
5.32%, 12/25/34(a)	1,240,337	1,184,647
Merrill Lynch Mortgage Investors, Inc., Series 06-3, Class 2A-1,
6.08%, 10/25/36(a)(i)	3,356,387	3,245,392
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR10, Class 3A2,
6.09%, 8/25/46(a)	847,000	768,622
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 3A2,
5.54%, 1/25/37(a)	2,134,000	1,911,440
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class 3A2,
5.88%, 2/25/37(a)	936,000	845,114
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA3, Class 4A-1,
4.56%, 4/25/47(a)	1,082,131	800,777

Total Collateralized Mortgage Obligations (Cost — $21,472,712) — 4.0%		20,792,452

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	3,128	3,206,591
Banc of America Commercial Mortgage, Inc., Series 04-5, Class A3,
4.56%, 11/10/41	2,470	2,403,585
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
5.14%, 11/10/42(a)	4,320	4,266,803

JUNE 30, 2008	79

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41	$1,015	$953,079
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
6.02%, 5/15/46(a)	2,625	2,510,443
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	2,256	2,279,998
Commercial Mortgage Pass-Through Certificates, Series 07-C9, Class A2,
5.81%, 7/10/12(a)	995	984,601
Countrywide Home Loans, Series 03-56, Class 5A1,
4.78%, 12/25/33(a)	1,080	1,014,403
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	5,655	5,493,960
General Electric Capital Commercial Mortgage Corp., Series 05-C4, Class A4,
5.51%, 11/10/45(a)	1,685	1,634,851
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(a)	1,660	1,721,692
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	2,150	2,017,239
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 4A1,
5.13%, 1/25/35(a)	1,203	1,129,110
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36	880	878,038
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	4,530	4,576,576
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CBX, Class A4,
4.53%, 1/12/37	2,700	2,632,162
LB Commercial Conduit Mortgage Trust, Series 07-C3, Class A4,
5.93%, 6/15/17(a)	375	362,204
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	1,580	1,639,598
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C8, Class A4,
4.51%, 12/15/29	3,825	3,711,764
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(a)	1,270	1,212,610
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31(a)	417	418,821
Morgan Stanley Capital I, Series 07-HQ11, Class A4,
5.45%, 2/12/44(a)	2,365	2,196,471
Morgan Stanley Capital I, Series 07-HQ13, Class A3,
5.57%, 12/15/44	1,585	1,483,592
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	800	780,575
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	620	581,210

Total Commercial Mortgage Backed Securities (Cost — $52,013,686) — 9.7%		50,089,976

Asset Backed Securities
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	3,730	3,705,606
Citibank Credit Card Issuance Trust, Series 03-A8, Class A8,
3.50%, 8/18/08	1,090	1,090,927
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.68%, 2/25/47(a)	1,079	776,422
Ford Credit Auto Owner Trust, Series 05-C, Class A3,
4.30%, 8/15/09	230	230,607
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.59%, 7/25/37(a)(j)	1,531	1,454,222
Nissan Auto Receivables Owner Trust, Series 07A, Class A2,
5.22%, 9/15/09	577	579,079
Permanent Financing Plc, Series 5, Class 3A,
2.86%, 6/10/09(a)	3,835	3,803,745
Student Loan Marketing Assoc. Student Loan Trust, Series 03-10 (GBP),
5.15%, 9/15/39	1,280	2,264,690
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(a)	1,700	1,723,052
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(a)	1,800	1,832,202
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(a)	1,800	1,860,768
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12(b)	6,375	6,495,137

Total Asset Backed Securities (Cost — $25,432,363) — 5.0%		25,816,457

Corporate Bonds
Banks — 2.7%
Bank of America Corp., Senior Unsecured Notes,
5.75%, 12/01/17	1,430	1,342,936
Barclays Bank Plc, Subordinated Notes (GBP),
6.05%, 12/04/17(e)	2,100	2,036,832
Citigroup, Inc., Unsecured Bonds (JPY),
2.24%, 12/09/22	200,000	1,524,434
Credit Suisse Corp., Subordinated Notes,
6.00%, 2/15/18	2,650	2,551,732
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	2,625	2,557,123
UBS AG, Senior Notes,
5.88%, 12/20/17	1,600	1,556,400
Wachovia Corp., Senior Notes,
5.75%, 2/01/18	2,870	2,615,761

		14,185,218

80	JUNE 30, 2008

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Finance — 3.5%
General Electric Capital Corp., Senior Unsecured Notes (NZD),
6.63%, 2/04/10	$5,925		$4,374,386
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37	1,590		1,492,021
The Goldman Sachs Group, Inc., Unsecured Notes,
6.15%, 4/01/18	705		683,962
JPMorgan Chase & Co., Senior Unsecured Notes,
2.85%, 12/22/08(a)	5,800		5,786,654
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	5,775		5,466,067

			17,803,090

Yankee — 3.1%
Banks — 2.4%
Rabobank Nederland (Netherlands), Senior Notes,
2.73%, 4/06/09(a)(b)(d)(e)	12,200		12,188,068

Finance — 0.7%
VTB Capital SA (Luxembourg), Unsecured Notes,
3.38%, 8/01/08(a)(d)	3,800		3,782,140

Total Corporate Bonds (Cost — $49,192,125) — 9.3%			47,958,516

	Shares
Short-Term Investments
Galileo Money Market Fund,
2.32%(k)
(Cost — $22,958,115) — 4.5%	22,958,115		22,958,115

	Contracts
Call Options Purchased
EURIBOR future, expiring September 2008 at USD 97	257		—
Call Swaptions Purchased
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	1,060	(l)	626,771
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	1,770	(l)	1,095,575
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,226	(l)	1,028,584

Total Call Options Purchased (Cost — $1,704,739) — 0.5%			2,750,930

Put Options Purchased
Put Swaptions Purchased
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	1,060	(l)	495,404
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	1,770	(l)	794,346
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	1,226	(l)	376,701

Total Put Options Purchased (Cost — $1,598,113) — 0.3%			1,666,451

Total Investments Before Outstanding Options Written (Cost — $515,172,378*) — 104.1%			536,334,011

Call Options Written
U.S. Treasury Bonds (10 Year), expiring August 2008 at $116	(72)		(39,375)
Call Swaptions Written
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(490	)(l)	(293,021)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(1,400	)(l)	(854,077)

Total Call Options Written (Premiums received — $704,991) — (0.2)%			(1,186,473)

Put Options Written
U.S. Treasury Bonds (10 Year), expiring August 2008 at $112	(72)		(40,500)
Put Swaptions Written
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(490	)(l)	(5,657)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(1,400	)(l)	(333,433)

Total Put Options Written (Premiums received — $738,095) — (0.1)%			(379,590)

Total Options Written (Premiums received — $1,443,086) — (0.3)%			(1,566,063)

Total Investments Net of Outstanding Options Written (Cost — $513,729,292) — 103.8%			534,767,948
Liabilities in Excess of Other Assets — (3.8)%			(19,748,477)

Net Assets — 100.0%			$515,019,471

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$515,131,362

Gross unrealized appreciation	$29,561,629
Gross unrealized depreciation	(8,358,980)

Net unrealized appreciation	$21,202,649

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security, or a portion thereof, with a market value of $6,753,959, has been pledged as collateral for swap and interest rate swap contracts.

(c)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

JUNE 30, 2008	81

Schedule of Investments (continued)	International Bond Portfolio

(f)	All or a portion of security, with a market value of $8,049,448 has been pledged as collateral in connection with open financial futures contracts.

(g)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(h)	The rate shown is the effective yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc., Series 06-3, Class 2A1	$3,996,128	$588,609	—	$88,072

(j)	Security is fair valued by the Board of Trustees.

(k)	Represents current yield as of report date.

(l)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,487,848,896	07/11/08	$(955,874)
JPY	643,674,824	07/14/08	(263,276)
CHF	5,691,860	07/16/08	(69,165)
EUR	3,280,000	07/16/08	88,578
CHF	2,775,209	07/17/08	(18,707)
GBP	1,370,000	07/17/08	11,996
AUD	140,000	07/23/08	2,078
CAD	9,147,700	07/23/08	8,880
CHF	1,310,000	07/23/08	(18,357)
EUR	102,194,816	07/23/08	346,093
GBP	1,000,000	07/23/08	17,874
HUF	203,408,660	07/23/08	29,517
JPY	11,163,826,813	07/23/08	(5,389,720)
NOK	11,598,000	07/23/08	(37,694)
NZD	3,576,390	07/23/08	(39,364)
PLN	13,899,562	07/23/08	117,029
SEK	263,828,900	07/23/08	(648,313)
SGD	3,013,000	07/23/08	(20,775)
ZAR	27,650,000	07/23/08	74,210
EUR	5,745,000	07/25/08	(116,339)
HUF	1,250,159,900	07/25/08	388,416
AUD	6,350,000	07/30/08	65,912
MYR	9,288,000	07/30/08	(117,946)
GBP	1,230,000	07/31/08	53,064
EUR	1,730,000	08/06/08	(329)
NOK	15,232,695	08/06/08	(4,217)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts
(USD Commitment — $427,254,092)			$(6,496,429)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	43,776,000	07/01/08	$(2,220)
EUR	4,030,000	07/14/08	(10,177)
CHF	5,286,114	07/16/08	(104,538)
EUR	3,575,000	07/16/08	18,333
CHF	2,738,973	07/17/08	31,215
GBP	1,370,000	07/17/08	10,977
EUR	3,770,000	07/18/08	(110,963)
AUD	3,630,432	07/23/08	(150,324)
CZK	118,069,000	07/23/08	(290,044)
DKK	90,042,000	07/23/08	(29,182)
EUR	25,217,945	07/23/08	(465,734)
GBP	15,034,207	07/23/08	(474,627)
ISK	33,255,000	07/23/08	19,915
JPY	3,026,873,500	07/23/08	385,439
NOK	9,185,000	07/23/08	(18,218)
NZD	9,776,400	07/23/08	157,376
PLN	2,638,722	07/23/08	(17,336)
SEK	238,833,483	07/23/08	514,364
ZAR	48,482,000	07/23/08	(17,887)
EUR	5,045,000	07/25/08	2,322
HUF	1,459,019,288	07/25/08	(564,285)
AUD	2,910,000	07/30/08	(27,141)
NZD	7,559,993	07/30/08	264,281
GBP	5,505,000	07/31/08	(187,344)
EUR	1,900,000	08/06/08	(2,499)
NOK	13,655,617	08/06/08	48,323

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts
(USD Commitment — $255,562,748)			$(1,019,974)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
125	U.S. Treasury Notes (10 Year)	September 2008	$14,240,234	$(12,420)
613	Euro-Schatz	September 2008	$98,823,458	(694,059)
232	Euro-Bobl	September 2008	$38,664,230	(606,087)
237	Euro-Bund	September 2008	$41,286,063	(374,107)
49	Australia Government Bond (10 Year)	September 2008	$8,008,660	20,267
456	Euro Dollar Futures	September 2008	$109,685,100	(531,088)
8	Gilt British	September 2008	$1,662,139	(31,186)
11	Japan Government Bond (10 Year)	September 2008	$14,061,438	143,366
195	Sterling British	December 2008	$45,493,593	33,391

Total Net Unrealized Depreciation				$(2,051,923)

82	JUNE 30, 2008

Schedule of Investments (continued)	International Bond Portfolio

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
634	U.S. Treasury Notes (2 Year)	September 2008	$133,902,781	$340,683
579	U.S. Treasury Notes (5 Year)	September 2008	$64,011,164	(410,185)
187	U.S. Treasury Bond	September 2008	$21,616,031	(397,802)
13	Canada Government Bond (10 Year)	September 2008	$1,503,949	9,011

Total Net Unrealized Depreciation				$(458,293)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.49% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	24,600,000	$788,136
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	7,400,000	83,055
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, December 2009	USD	21,500,000	236,292
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2009	USD	16,700,000	195,197
Receive a fixed rate of 4.17% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2010	USD	36,900,000	944,412
Receive a fixed rate of 8.32% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, August 2010	NZD	17,135,000	412,564
Receive a fixed rate of 7.5425% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, May 2011	NZD	12,585,000	(34,269)
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2011	USD	9,500,000	331,214
Receive a fixed rate of 6.42% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, August 2012	NZD	3,100,000	(62,091)
Sold credit default protection on Imperial Tobacco Group PLC and receive 0.71%
Broker, Barclays Bank Expires, September 2012	EUR	2,300,000	(122,946)
Bought credit default protection on Altria Group, Inc. and pay 0.50%
Broker, Barclays Bank Expires, September 2012	EUR	2,900,000	8,542
Bought credit default protection on STMicro Electronics NV and pay 0.26%
Broker, Citibank Expires, September 2012	EUR	2,250,000	52,403
Bought credit default protection on Koninklijke Phillips Electronics NV and pay 0.34%
Broker, Citibank Expires, September 2012	EUR	2,700,000	26,444
Receive a fixed rate of 7.12% and pay a floating rate based on 6-month AUD rate
Broker, Deutsche Bank Expires, October 2012	AUD	16,680,000	(424,277)
Sold credit default protection on Itraxx Eur.8 and receive .45%
Broker, Barclays Bank Expires, December 2012	EUR	1,800,000	(37,617)
Bought credit default protection on Cadbury Schweppes PLC and pay .55%
Broker, Citibank Expires, December 2012	EUR	3,300,000	38,142
Sold credit default protection on Pinault-Printemps- Redoute SA and receive 0.88%
Broker, Citibank Expires, December 2012	EUR	2,250,000	12,750

JUNE 30, 2008	83

Schedule of Investments (continued)	International Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Bought credit default protection on Koninklijke Philips Electronics NV and pay .4%
Broker, Deutsche Bank Expires, December 2012	EUR	3,600,000	$17,519
Bought credit default protection on STMmicroelectronics NV and pay .42%
Broker, Deutsche Bank Expires, December 2012	EUR	2,550,000	40,399
Pay a fixed rate of 7.54% and receive a floating rate based on 6-month NOK rate
Broker, Deutsche Bank Expires, January 2013	NOK	37,375,000	299,750
Receive a fixed rate of 7.54% and pay a floating rate based on 6-month AUD rate
Broker, Deutsche Bank Expires, March 2013	AUD	4,630,000	(48,530)
Bought credit default protection on Telecom Austria AG and pay .73%
Broker, Bank of America Expires, March 2013	EUR	1,500,000	1,727
Bought credit default protection on Hannover Rueckversicherungs AG and pay 0.42%
Broker, Barclays Bank Expires, March 2013	EUR	1,800,000	28,144
Sold credit default protection on and Aviva PLC and receive 1.30%
Broker, Barclays Bank Expires, March 2013	EUR	2,100,000	22,542
Bought credit default protection on Assicurazioni Generali Spa and pay .90%
Broker, Barclays Bank Expires, March 2013	EUR	2,100,000	(17,981)
Sold credit default protection on France Telecom and receive 1.03%
Broker, Union Bank of Switzerland Expires, March 2013	EUR	1,250,000	(988)
Bought credit default protection on British Telecom PLC and pay 1.14%
Broker, Union Bank of Switzerland Expires, March 2013	EUR	1,250,000	(11,116)
Bought credit default protection on Cadbury Schweppes PLC and pay .485%
Broker, Deutsche Bank Expires, June 2013	EUR	200,000	3,977
Bought credit default protection on Itraxx Finsub.9 and pay 2.9%
Broker, Deutsche Bank Expires, June 2013	EUR	825,000	47,053
Pay a fixed rate of 5.085% and receive a floating rate based on 6-Month LIBOR rate
Broker, Barclays Bank Expires, June 2013	EUR	7,885,000	36,024
Pay a fixed rate of 5.52% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, February 2014	USD	4,100,000	(66,067)
Pay a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, April 2015	USD	11,000,000	(434,981)
Pay a fixed rate of 4.39% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	USD	20,500,000	(205,898)
Receive a fixed rate of 5.72% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, July 2016	USD	8,500,000	848,141
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, February 2017	USD	4,000,000	266,695
Receive a fixed rate of 2.85% and pay a floating rate based on 6-month PRIBOR
Broker, Citibank Expires, April 2017	CZK	44,650,000	124,275
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2017	USD	1,200,000	62,550

84	JUNE 30, 2008

Schedule of Investments (concluded)	International Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.82% and pay a floating rate based on 6-month PRIBOR
Broker, Deutsche Bank Expires, May 2017	CZK	76,450,000	$207,903
Pay a fixed rate of 5.55% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	2,600,000	(182,277)
Pay a fixed rate of 5.74% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	2,000,000	(168,115)
Pay a fixed rate of 5.85% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	1,400,000	(129,204)
Pay a fixed rate of 4.54% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, December 2017	USD	10,000,000	67,818
Pay a fixed rate of 4.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, January 2018	USD	3,500,000	100
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	10,600,000	(516,861)
Receive a fixed rate of 5.25% and pay a floating rate based on 6-Month GBP LIBOR rate
Broker, Barclays Bank Expires, May 2018	GBP	3,885,000	(237,815)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	13,670,000	1,050,019
Pay a fixed rate of 4.705% and receive a floating rate based on 6-Month GBP LIBOR rate
Broker, Barclays Bank Expires, May 2038	GBP	1,785,000	$65,669

Total			$3,618,423

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	85

Schedule of Investments June 30, 2008 (Unaudited)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Air Transportation — 0.1%
Delta Air Lines, Inc.	98,295	$560,282
Northwest Airlines Corp.	263,129	1,752,439

		2,312,721

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.	842,908	16,858

Energy & Utilities — 0.0%
CenterPoint Energy, Inc.	20,572	330,181

Finance — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT	1,108,793	55,440
Adelphia Recovery Trust, Series ACC-4 INT(b)	2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(b)	242,876	102,008
Adelphia Recovery Trust, Series Frontiervision INT(b)	131,748	1
Freedom Pay, Inc.(a)	314,534	3,145

		170,251

Manufacturing — 0.0%
Armstrong World Industries, Inc.	331	9,683
Reunion Industries, Inc.	8,341	1,668

		11,351

Medical & Medical Services — 0.0%
Curative Health Services Inc., Escrow Stock(b)(c)	570,169	191,577

Motor Vehicles — 0.2%
Dana Holding Corp.	448,814	2,401,155

Paper & Forest Products — 0.0%
Western Forest Products, Inc.	83,810	75,615
Western Forest Products, Inc.	301,922	272,402

		348,017

Retail Merchandising — 0.0%
Mattress Discounters Corp.	22,488	—

Security Brokers & Dealers — 0.1%
E*TRADE Financial Corp.	382,878	1,202,237

Semiconductors & Related Devices — 0.1%
Cypress Semiconductor Corp.	32,537	805,291

Telecommunications — 0.1%
American Tower Corp. - Class A	475	20,069
Loral Space & Communications, Inc.	102,979	1,814,490

		1,834,559

Tires & Rubber — 0.1%
The Goodyear Tire & Rubber Co.	128,758	2,295,755

Total Common Stocks (Cost — $36,401,677) — 0.7%		11,919,953

Preferred Stocks
Electronics — 0.0%
Superior Essex Holdings Corp.,
9.50%(b)	176,985	176,985

Finance — 0.3%
American International Group, Inc.,
8.50%	80,000	4,743,200
Marsico Parent Superhold Co. LLC,
3.95%(d)(e)	407	358,160

		5,101,360

Oil & Gas — 0.7%
EXCO Resources, Inc. (acquired 03/29/07, cost $11,160,000),
7.00%(d)(f)	891	12,474,000

Total Preferred Stocks (Cost — $15,468,959) — 1.0%		17,752,345

	Par (000)
Trust Preferred Stock
Banks — 1.0%
Citigroup, Inc., Depositary Shares,
8.40%(g)(h)(i)
(Cost — $18,130,000) — 1.0%	$18,130	17,234,559

	Shares
Warrants
Insurance — 0.0%
ATH Holdings, Inc. (issued/exercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—

Medical & Medical Services — 0.0%
HealthSouth Corp. (issued/exercisable 7/28/06, 1 share for 1 warrant, expiring 1/16/11, strike price $0.01)(a)	52,113	13,028

Plastics — 0.0%
ATEP Holdings, Inc. (issued/excercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—
ATPP Holdings, Inc. (issued/exercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—
ATPR Holdings, Inc. (issued/exercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—

		—

Telecommunications — 0.0%
American Tower Corp. (issued/excercisable 1/29/03, 1 share for 1 warrant, expiring 8/01/08, strike price $0.01)(a)	950	568,694

Total Warrants (Cost — $87,926) — 0.0%		581,722

86	JUNE 30, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Advertising — 0.1%
R.H. Donnelley Corp., Senior Unsecured Notes,
11.75%, 5/15/15(d)	$17,329	$2,303,423
8.88%, 10/15/17(d)	291	173,145

		2,476,568

Aerospace — 1.2%
Sequa Corp., Senior Notes,
11.75%, 12/01/15(d)	8,390	7,467,100
Sequa Corp., Senior Unsecured Notes,
13.50%, 12/01/15(d)(h)	13,390	12,720,500

		20,187,600

Air Transportation — 0.1%
American Airlines, Inc., Pass-Through Certificates, Series 99-1,
7.32%, 10/15/09	1,375	1,268,438
Continental Airlines, Inc., Pass-Through Certificates, Series 98-1C,
6.54%, 9/15/09	22	21,477
Continental Airlines, Inc., Pass-Through Certificates, Series 99-1B,
6.80%, 8/02/18	1,307	1,019,444
Delta Air Lines, Inc., Escrow Bonds,
0.00%, 12/31/49(c)(j)	8,370	115,087

		2,424,446

Broadcasting — 2.9%
Adelphia Communications, Escrow Bonds,
0.00%, 12/31/49(c)(j)	3,050	92,813
Barrington Broadcasting Group LLC, Senior Subordinated Notes,
10.50%, 8/15/14	1,895	1,632,069
Cablevision Systems Corp., Senior Unsecured Notes,
7.13%, 4/01/09(h)	15,110	15,110,000
8.00%, 4/15/12	325	307,125
Century Communications, Escrow Bonds,
0.00%, 12/31/49(b)(c)(j)	625	17,187
Charter Communications Holdings I LLC, Notes,
11.00%, 10/01/15	9,795	7,223,981
Charter Communications Holdings II LLC, Senior Unsecured Notes,
10.25%, 9/15/10	7,445	7,184,425
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10	2,475	2,394,562
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13	570	542,925
Liberty Media Corp., Senior Debentures,
0.75%, 3/30/23	1,400	1,459,500
Mediacom Broadband LLC, Senior Unsecured Notes,
8.50%, 10/15/15	4,185	3,740,344
Rainbow National Services LLC, Senior Notes,
8.75%, 9/01/12(d)	2,400	2,436,000
Rainbow National Services LLC, Senior Subordinated Notes,
10.38%, 9/01/14(d)	5,734	6,092,375
Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
4.88%, 7/15/18(h)	1,285	1,154,894

		49,388,200

Business Services — 1.0%
Aramark Corp., Senior Unsecured Notes,
6.74%, 2/01/15(h)	3,000	2,805,000
DI Finance/Dyncorp International, Senior Subordinated Notes,
9.50%, 2/15/13	2,606	2,606,000
LVB Acquisition Merger Sub, Inc., Senior Subordinated Notes,
11.63%, 10/15/17	1,660	1,759,600
LVB Acquisition Merger Sub, Inc., Senior Unsecured Notes,
10.00%, 10/15/17	2,000	2,135,000
LVB Acquisition Merger Sub, Inc., Toggle Notes,
10.38%, 10/15/17(k)	3,000	3,142,500
U.S. Investigations Services, Inc., Unsecured Notes,
10.50%, 11/01/15(d)	4,100	3,772,000

		16,220,100

Chemicals — 1.4%
Airgas, Inc., Senior Unsecured Notes,
6.25%, 7/15/14	614	604,790
American Pacific Corp., Senior Unsecured Notes,
9.00%, 2/01/15	3,250	3,176,875
Chemtura Corp., Unsecured Notes,
6.88%, 6/01/16	1,690	1,461,850
Huntsman LLC, Senior Unsecured Notes,
11.50%, 7/15/12	1,114	1,155,775
Innophos, Inc., Senior Unsecured Notes,
8.88%, 8/15/14	3,920	3,920,000
MacDermid, Inc., Senior Subordinated Notes,
9.50%, 4/15/17(d)	5,360	4,850,800
Momentive Performance Materials, Inc., Senior Subordinated Notes,
11.50%, 12/01/16	11,985	8,928,825

		24,098,915

Computer & Office Equipment — 0.0%
ION Media Networks, Inc., Senior Subordinate Notes,
11.00%, 7/31/13	159	44,816

Computer Software & Services — 0.2%
DRS Technologies, Inc., Senior Subordinated Notes,
6.88%, 11/01/13	500	500,000
DRS Technologies, Inc., Senior Unsecured Notes,
6.63%, 2/01/16	250	253,750
SunGard Data Systems, Inc., Senior Unsecured Notes,
9.13%, 8/15/13	3,060	3,090,600

		3,844,350

Construction — 1.5%
Compression Polymers Holdings Corp., Senior Unsecured Notes,
10.50%, 7/01/13	2,450	2,045,750
Dycom Industries, Inc., Senior Subordinated Notes,
8.13%, 10/15/15	1,150	1,104,000
ESCO Corp., Senior Unsecured Notes,
6.68%, 12/15/13(d)(h)	1,110	1,043,400
8.63%, 12/15/13(d)	2,900	2,929,000
Nortek, Inc., Senior Subordinated Notes,
10.00%, 12/01/13(d)	9,000	8,595,000

JUNE 30, 2008	87

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Construction (Continued)
Ply Gem Industries, Inc., Notes,
11.75%, 6/15/13(d)	$7,150	$6,560,125
Stanley-Martin Communities LLC, Senior Subordinated Notes,
9.75%, 8/15/15(k)	4,970	2,186,800
Texas Industries, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	1,350	1,343,250

		25,807,325

Containers — 0.6%
Ball Corp., Senior Unsecured Notes,
6.63%, 3/15/18	655	638,625
Berry Plastics Holding Corp., Notes,
6.68%, 9/15/14(h)	630	504,000
8.88%, 9/15/14	2,485	2,149,525
Graphic Packaging International Corp., Senior Subordinated Notes,
9.50%, 8/15/13	1,344	1,283,520
Packaging Dynamics Finance Corp., Senior Subordinated Notes,
10.00%, 5/01/16(d)	470	312,550
Pregis Corp., Senior Subordinated Notes,
12.38%, 10/15/13	4,715	4,561,762
Smurfit-Stone Container Corp., Senior Unsecured Notes,
8.00%, 3/15/17	1,850	1,480,000

		10,929,982

Electronics — 0.4%
L-3 Communications Corp., Senior Subordinated Notes,
5.88%, 1/15/15	7,000	6,457,500

Energy & Utilities — 8.1%
AES Corp., Senior Unsecured Notes,
8.00%, 10/15/17	5,960	5,840,800
AES Eastern Energy LP, Pass Through Certificates, Series 99-B,
9.67%, 1/02/29	500	552,500
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17(g)	3,175	3,389,797
AES Ironwood LLC, Senior Secured Notes,
8.86%, 11/30/25	3,537	3,669,856
AES Red Oak LLC, Senior Secured Notes,
8.54%, 11/30/19	2,643	2,741,645
9.20%, 11/30/29	2,135	2,204,388
Atlas Energy Resources LLC, Senior Unsecured Notes,
10.75%, 2/01/18(d)	11,540	12,001,600
Atlas Pipeline Partners LP, Senior Unsecured Notes,
8.75%, 6/15/18(d)	4,500	4,466,250
Berry Petroleum Co., Senior Subordinated Notes,
8.25%, 11/01/16	815	827,225
CCM Merger, Inc., Senior Unsecured Notes,
8.00%, 8/01/13(d)	2,310	1,969,275
Chaparral Energy, Inc., Senior Unsecured Notes,
8.50%, 12/01/15	2,955	2,563,462
Cimarex Energy Co., Senior Unsecured Notes,
7.13%, 5/01/17	3,115	3,060,488
Connacher Oil and Gas Ltd. (Canada), Notes,
10.25%, 12/15/15(d)	7,935	8,371,425
Copano Energy LLC, Senior Unsecured Notes,
8.13%, 3/01/16	260	261,300
Edison Mission Energy, Senior Unsecured Notes,
7.50%, 6/15/13	715	709,637
7.75%, 6/15/16	550	547,250
7.00%, 5/15/17	2,795	2,613,325
7.20%, 5/15/19	4,690	4,373,425
Elwood Energy LLC, Senior Secured Notes,
8.16%, 7/05/26	4,552	4,386,852
Energy Future Holdings Corp., Toggle Notes,
11.25%, 11/01/17(d)(k)	13,450	13,517,250
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19(d)	10,345	9,931,200
FPL Energy National Wind, Senior Secured Notes,
6.13%, 3/25/19(d)	514	508,513
Homer City Funding LLC, Senior Secured Notes,
8.73%, 10/01/26	1,160	1,243,564
Ipalco Enterprises Inc., Notes,
8.63%, 11/14/11	1,960	2,038,400
7.25%, 4/01/16(d)	2,410	2,373,850
Mirant America Corp., Escrow Bonds,
0.00%, 12/31/49(c)(d)(e)(j)(l)	5,150	70,300
Mirant Americas Generation LLC, Escrow Bonds,
0.00%, 12/31/49(c)(j)	1,215	24,300
NRG Energy, Inc., Senior Unsecured Notes,
7.25%, 2/01/14	2,175	2,077,125
7.38%, 2/01/16	19,525	18,377,906
Sithe Independence Funding Corp., Notes,
9.00%, 12/30/13	1,377	1,464,358
Southern Star Central Corp., Senior Notes,
6.75%, 3/01/16(d)	2,925	2,778,750
Southwestern Energy Co., Senior Unsecured Notes,
7.50%, 2/01/18(d)	965	992,898
Tenaska Alabama Partners LP, Senior Secured Notes,
7.00%, 6/30/21(d)	838	792,031
Texas Competitive Electric Holding LLC, Senior Notes,
10.25%, 11/01/15(d)	6,700	6,566,000
Texas Competitive Electric Holding LLC, Toggle Notes,
10.50%, 11/01/16(d)(k)	11,430	11,201,400

		138,508,345

Entertainment & Leisure — 3.7%
CMP Susquehanna Corp., Senior Subordinated Notes,
9.88%, 5/15/14	4,000	2,800,000
Fontainebleau Las Vegas Holdings LLC, Second Mortgage Bonds,
10.25%, 6/15/15(d)	2,115	1,374,750
Gaylord Entertainment Co., Senior Unsecured Notes,
8.00%, 11/15/13	700	672,000
Great Canadian Gaming Corp., Senior Subordinated Notes,
7.25%, 2/15/15(d)	2,870	2,783,900
Greektown Holdings LLC, Senior Notes,
10.75%, 12/01/13(d)(j)	2,698	1,996,520
Harrahs Operating Co., Inc., Unsecured Notes,
10.75%, 2/01/16-2/01/18(d)	27,037	21,800,425
Lazy Days RV Center, Inc., Senior Notes,
11.75%, 5/15/12	4,300	2,967,000

88	JUNE 30, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Entertainment & Leisure (Continued)
Little Traverse Bay Bands of Odawa Indians, Senior Unsecured Notes,
10.25%, 2/15/14(d)	$1,075	$1,005,125
Mashantucket Pequot Tribe, Unsecured Notes,
8.50%, 11/15/15(d)	60	52,950
Park Place Entertainment, Senior Subordinated Notes,
8.13%, 5/15/11	250	200,000
Pinnacle Entertainment Inc., Senior Subordinated Notes,
7.50%, 6/15/15	1,700	1,300,500
Riddell Bell Holdings, Inc., Senior Subordinated Notes,
8.38%, 10/01/12	1,370	1,082,300
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	3,700	3,468,750
Snoqualmie Entertainment Authority, Senior Unsecured Notes,
6.94%, 2/01/14(d)(h)	1,220	896,700
Station Casinos, Inc., Senior Notes,
6.00%, 4/01/12	1,450	1,152,750
Station Casinos, Inc., Senior Unsecured Notes,
7.75%, 8/15/16	750	573,750
Tropicana Entertainment LLC, Senior Subordinated Notes,
9.63%, 12/15/14(m)	1,385	657,875
Virgin River Casino Corp., Senior Secured Notes,
9.00%, 1/15/12	14,355	10,192,050
Waterford Gaming LLC, Senior Notes,
8.63%, 9/15/14(d)	4,605	4,449,581
Wynn Las Vegas LLC, First Mortgage Notes,
6.63%, 12/01/14	3,095	2,831,925

		62,258,851

Finance — 7.6%
Affinion Group, Inc., Senior Subordinated Notes,
11.50%, 10/15/15	3,690	3,680,775
Affinion Group, Inc., Senior Unsecured Notes,
10.13%, 10/15/13	3,215	3,223,038
Arch Western Finance, Senior Notes,
6.75%, 7/01/13(h)	825	808,500
Axcan Intermediate Holdings, Inc., Senior Unsecured Notes,
12.75%, 3/01/16(d)	3,050	3,050,000
BMS Holdings, Inc., Senior Unsecured Notes,
12.40%, 2/15/12(d)(h)	2,202	1,541,630
Chukchansi Economic Development Authority, Unsecured Notes,
6.33%, 11/15/12(d)(h)	990	829,125
Chukchansi Economic Development Authority, Senior Unsecured Notes,
8.00%, 11/15/13(d)	445	382,700
Corrections Corp. of America, Senior Unsecured Notes,
6.75%, 1/31/14	350	345,625
Eagle-Picher, Inc., Escrow Bonds,
0.00%, 12/31/49(b)(c)(l)	3,285	—
First Data Corp., Senior Unsecured Notes,
9.88%, 9/24/15(d)	4,880	4,245,600
FMG Finance Property Ltd., Notes,
7.08%, 9/01/11(d)(h)	2,780	2,793,900
10.63%, 9/01/16(d)	2,165	2,522,225
Ford Motor Credit Co., Senior Notes,
5.80%, 1/12/09	5,535	5,285,134
Ford Motor Credit Co., Unsecured Notes,
5.70%, 1/15/10	1,550	1,322,414
7.13%, 1/13/12(h)	3,900	2,772,038
FTI Consulting, Inc., Senior Unsecured Notes,
7.75%, 10/01/16	2,905	2,977,625
General Motors Acceptance Corp., LLC, Senior Unsecured Notes,
6.00%, 12/15/11	2,250	1,548,322
iPayment, Inc., Senior Subordinated Notes,
12.75%, 7/15/14(d)(k)	14,874	15,468,498
Leucadia National Corp., Senior Unsecured Note,
8.13%, 9/15/15	7,575	7,612,875
Marisco Parent Superhold Co. LLC, Senior Notes,
14.50%, 1/15/18(d)(e)	1,467	1,298,456
Marisco Parent Superhold Co. LLC, Senior Subordinated Notes,
10.63%, 1/15/16(d)(e)	6,273	5,645,700
Marisco Parent Superhold Co. LLC, Senior Unsecured Notes,
12.50%, 7/15/16(d)(e)	2,187	1,968,468
Nielsen Finance LLC, Senior Unsecured Notes,
10.00%, 8/01/14(d)	13,540	13,963,125
NSG Holdings LLC, Notes,
7.75%, 12/15/25(d)	10,220	10,066,700
PNA Intermediate Holding Corp., Toggle Notes,
9.68%, 2/15/13(h)(k)	1,235	1,228,825
PTS Acquisition Corp.,
9.75%, 4/15/17	630	684,416
Residential Capital LLC, Notes,
8.50%, 5/15/10(d)	2,432	2,042,880
Sally Holdings LLC, Senior Subordinated Notes,
10.50%, 11/15/16(m)	1,877	1,787,842
Spansion LLC, Notes,
5.07%, 6/01/13(d)(h)	4,155	3,033,150
Terra Capital, Inc., Senior Unsecured Notes,
7.00%, 2/01/17	175	171,500
TL Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(d)	23,360	20,206,400
TL Acquisitions, Inc., Senior Subordinate Notes,
0.00%, 7/15/15(d)(h)(n)	5,395	3,938,350
Travelport LLC, Senior Unsecured Notes,
7.70%, 9/01/14(h)	855	684,000
USI Holdings Corp., Senior Unsecured Notes,
6.55%, 11/15/14(d)(h)	1,760	1,469,600
Viant Holdings, Inc., Senior Subordinated Notes,
10.13%, 7/15/17(d)	1,265	1,075,250

		129,674,686

Food & Agriculture — 0.3%
Ameriqual Group LLC, Senior Secured Notes,
9.50%, 4/01/12(d)	625	400,000
B&G Foods Holding Corp., Senior Notes,
8.00%, 10/01/11	1,420	1,395,150
Smithfield Foods, Inc., Senior Unsecured Notes,
7.75%, 7/01/17	3,220	2,672,600

		4,467,750

Leasing — 0.3%
Ahern Rentals, Inc., Notes,
9.25%, 8/15/13	125	91,250
Avis Budget Car Rental LLC, Senior Unsecured Notes,
5.18%, 5/15/14(h)	1,490	1,154,750

JUNE 30, 2008	89

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Leasing (Continued)
7.63%, 5/15/14	$450	$360,000
7.75%, 5/15/16	1,965	1,508,138
Rent-A-Center, Senior Subordinated Notes,
7.50%, 5/01/10	1,570	1,518,975

		4,633,113

Manufacturing — 4.7%
Aleris International, Inc., Senior Subordinated Notes,
10.00%, 12/15/16	5,755	4,215,538
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(k)	2,450	1,911,000
Allison Transmission, Inc., Toggle Notes,
11.00%, 11/01/15(d)	2,615	2,340,425
11.25%, 11/01/15(d)(k)	6,760	5,813,600
American Railcar Industries, Inc., Senior Unsecured Notes,
7.50%, 3/01/14	815	757,950
Bowater, Inc. Debentures,
9.00%, 8/01/09	7,190	6,659,737
Buhrmann U.S., Inc., Senior Subordinated Notes,
8.25%, 7/01/14	1,575	1,720,688
CII Carbon LLC, Senior Subordinated Notes,
11.13%, 11/15/15(d)	4,110	4,048,350
Harland Clarke Holdings Corp., Senior Unsecured Notes,
7.43%, 5/15/15(h)	1,120	828,800
9.50%, 5/15/15	1,360	1,115,200
Hexcel Corp., Senior Subordinated Notes,
6.75%, 2/01/15	1,850	1,799,125
Hexion Specialty Chemicals, Inc., Notes,
7.18%, 11/15/14(h)	1,350	1,120,500
9.75%, 11/15/14	4,040	3,656,200
Invitrogen, Inc., Senior Unsecured Notes,
2.00%, 8/01/23	4,600	5,732,750
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17	3,125	2,718,750
Levi Strauss & Co., Senior Unsecured Notes,
8.88%, 4/01/16	1,600	1,556,000
Park-Ohio Industries, Inc., Senior Subordinated Notes,
8.38%, 11/15/14	630	504,000
Rexnord LLC, Senior Notes,
8.88%, 9/01/16	2,260	2,113,100
Ryerson, Inc., Notes,
10.61%, 11/01/14(d)(h)	1,930	1,814,200
12.00%, 11/01/15(d)	835	828,738
Sanmina-SCI Corp., Senior Subordinated Notes,
6.75%, 3/01/13	630	565,425
8.13%, 3/01/16	6,750	6,075,000
Steel Dynamics, Inc., Senior Unsecured Notes,
7.38%, 11/01/12(d)	7,340	7,340,000
Terex Corp., Senior Subordinated Notes,
7.38%, 1/15/14	1,000	985,000
8.00%, 11/15/17	5,385	5,344,612
Transdigm, Inc., Senior Subordinated Notes,
7.75%, 7/15/14	2,115	2,088,562
Vector Group Ltd., Notes,
11.00%, 8/15/15	6,400	6,384,000

		80,037,250

Medical & Medical Services — 3.4%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
7.50%, 8/15/13	1,270	1,276,350
Community Health Systems, Inc., Senior Unsecured Notes,
8.88%, 7/15/15	3,995	4,019,969
Hologic, Inc., Senior Unsecured Notes,
2.00%, 12/15/37	8,330	7,038,850
Omnicare, Inc., Debentures,
3.25%, 12/15/35	4,500	3,363,750
Reable Therapeutics, Inc., Unsecured Notes,
10.88%, 11/15/14(d)	18,840	18,840,000
Tenet Healthcare Corp., Senior Unsecured Notes,
6.38%, 12/01/11	1,625	1,555,938
6.50%, 6/01/12	21,453	20,219,452
United Surgical Partners International, Inc., Senior Subordinated Notes,
8.88%, 5/01/17	2,090	1,943,700

		58,258,009

Metal & Mining — 2.0%
California Steel Industries, Inc., Senior Unsecured Notes,
6.13%, 3/15/14	1,990	1,731,300
Century Aluminum Co., Senior Unsecured Notes,
7.50%, 8/15/14	2,605	2,578,950
Foundation Pennsylvania Coal Co., Senior Unsecured Notes,
7.25%, 8/01/14	3,225	3,225,000
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
5.88%, 4/01/15(h)	15,295	15,445,809
8.38%, 4/01/17	9,755	10,291,525
Rathgibson, Inc., Senior Unsecured Notes,
11.25%, 2/15/14	910	871,325

		34,143,909

Motor Vehicles — 3.6%
Accuride Corp., Senior Subordinated Notes,
8.50%, 2/01/15	4,180	3,072,300
ArvinMeritor, Inc., Senior Notes,
6.80%, 2/15/09	176	173,140
Asbury Automotive Group, Inc., Senior Subordinated Notes,
8.00%, 3/15/14	1,700	1,470,500
7.63%, 3/15/17	1,590	1,279,950
AutoNation, Inc., Senior Unsecured Notes,
6.26%, 4/15/13(h)	1,935	1,635,075
7.00%, 4/15/14	1,520	1,352,800
Ford Motor Co., Debentures,
8.90%, 1/15/32	4,000	2,560,000
General Motors Acceptance Corp.,
6.75%, 12/01/14	13,150	8,684,852
General Motors Acceptance Corp., Senior Unsecured Notes,
6.88%, 8/28/12	6,185	4,235,346
8.00%, 11/01/31	2,435	1,584,157
General Motors Acceptance Corp., Unsecured Notes,
4.56%, 12/01/14(h)	10,760	6,944,127

90	JUNE 30, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Motor Vehicles (Continued)
Group 1 Automotive, Inc., Senior Unsecured Notes,
2.25%, 6/15/36(h)	$2,360	$1,380,600
Lear Corp., Senior Unsecured Notes,
5.75%, 8/01/14	1,295	945,350
8.75%, 12/01/16	3,625	2,827,500
Metaldyne Corp., Senior Unsecured Notes,
10.00%, 11/01/13	3,475	1,807,000
Stanadyne Corp., Senior Subordinated Notes,
10.00%, 8/15/14	3,115	3,021,550
Stanadyne Holdings, Inc., Senior Unsecured Notes,
0.00%, 2/15/15(n)	5,455	4,145,800
Sunstate Equipment Co. LLC, Senior Secured Notes,
10.50%, 4/01/13(d)	7,760	6,130,400
Titan Wheel International, Inc., Senior Unsecured Notes,
8.00%, 1/15/12	4,770	4,674,600
United Auto Group, Inc., Senior Subordinated Notes,
7.75%, 12/15/16	4,950	4,331,250

		62,256,297

Oil & Gas — 5.5%
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15	4,670	4,413,150
6.63%, 1/15/16	2,040	1,958,400
7.25%, 12/15/18	11,135	10,828,787
6.88%, 11/15/20	300	282,000
Denbury Resources, Inc., Senior Subordinated Notes,
7.50%, 4/01/13-12/15/15	4,335	4,313,788
Dynegy Holdings, Inc., Senior Unsecured Notes,
8.38%, 5/01/16	1,515	1,469,550
7.75%, 6/01/19	11,870	10,801,700
Dynegy Roseton Danskammer LLC, Pass Through Certificates, Series B,
7.67%, 11/08/16	5,225	5,146,625
Encore Acquisition Co., Senior Subordinated Notes,
6.00%, 7/15/15	3,400	3,196,000
EXCO Resources, Inc., Senior Secured Notes,
7.25%, 1/15/11	5,780	5,678,850
Frontier Oil Corp., Escrow Bonds,
0.00%, 12/31/49(b)(c)(j)	500	—
Newfield Exploration Co., Senior Subordinated Notes,
6.63%, 9/01/14-4/15/16	4,350	4,022,175
7.13%, 5/15/18	3,875	3,671,562
Petrohawk Energy Corp., Senior Unsecured Notes,
7.88%, 6/01/15(d)	6,015	5,872,144
Range Resources Corp., Senior Subordinated Notes,
7.38%, 7/15/13	2,325	2,319,188
Sabine Pass LNG LP, Notes,
7.50%, 11/30/16	1,500	1,350,000
Sandridge Energy, Inc., Senior Unsecured Notes,
6.32%, 3/01/14(d)(h)	2,250	2,208,033
8.00%, 6/01/18(d)	5,600	5,628,000
Sandridge Energy, Inc., Toggle Notes,
8.63%, 4/01/15(d)(h)(k)	4,065	4,166,625
SemGroup LP, Senior Unsecured Notes,
8.75%, 11/15/15(d)	4,900	4,753,000
Swift Energy Co., Senior Unsecured Notes,
7.13%, 6/01/17	3,950	3,643,875
Whiting Petroleum Corp., Senior Subordinated Notes,
7.25%, 5/01/12-5/01/13	6,765	6,714,262
The Williams Cos., Inc., Senior Unsecured Notes,
4.70%, 10/01/10(d)(h)	2,110	2,046,700

		94,484,414

Paper & Forest Products — 2.4%
Boise Cascade LLC, Senior Subordinated Notes,
7.13%, 10/15/14	2,679	2,143,200
Bowater, Inc., Senior Unsecured Notes,
5.78%, 3/15/10(h)	3,455	2,919,475
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12	21,190	21,454,875
NewPage Corp., Senior Subordinated Notes,
12.00%, 5/01/13	2,475	2,499,750
Verso Paper Holdings LLC, Notes,
6.99%, 8/01/14(h)	1,825	1,679,000
9.13%, 8/01/14	6,790	6,637,225
Verso Paper Holdings LLC, Senior Subordinated Notes,
11.38%, 8/01/16	3,465	3,283,087

		40,616,612

Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc., Toggle Notes,
9.50%, 4/15/15(k)	4,460	3,991,700

Publishing & Printing — 0.4%
Dex Media West LLC/Dex Media West Finance, Senior Subordinated Notes,
9.88%, 8/15/13	4,313	3,881,700
Dex Media, Inc., Senior Unsecured Notes,
8.00%, 11/15/13	1,000	730,000
Network Communications, Inc., Senior Unsecured Notes,
10.75%, 12/01/13	2,215	1,683,400

		6,295,100

Real Estate — 1.5%
American Real Estate Partners LP, Senior Unsecured Notes,
8.13%, 6/01/12	5,020	4,819,200
7.13%, 2/15/13	11,100	10,073,250
Ashton Woods USA LLC, Senior Subordinated Notes,
9.50%, 10/01/15	2,685	1,557,300
Mobile Services Group, Inc., Senior Unsecured Notes,
9.75%, 8/01/14	2,750	2,640,000
Realogy Corp., Senior Subordinated Notes,
12.38%, 4/15/15(m)	2,210	1,082,900
Realogy Corp., Senior Unsecured Notes,
10.50%, 4/15/14(m)	2,845	1,977,275
Ventas Realty LP, Senior Unsecured Notes (REIT),
6.75%, 6/01/10	1,910	1,900,450
9.00%, 5/01/12	850	890,375

		24,940,750

Restaurants — 0.2%
Buffets, Inc., Senior Unsecured Notes,
12.50%, 11/01/14(d)(j)	1,980	29,700

JUNE 30, 2008	91

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Restaurants (Continued)
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14	$2,880	$2,822,400

		2,852,100

Retail Merchandising — 1.4%
American Greetings Corp., Senior Unsecured Notes,
7.38%, 6/01/16	500	487,500
Ames True Temper, Inc., Senior Unsecured Notes,
8.26%, 1/15/12(h)	5,865	5,043,900
General Nutrition Centers, Inc., Senior Subordinated Notes,
10.75%, 3/15/15	7,290	6,232,950
General Nutrition Centers, Inc., Senior Unsecured Notes,
7.20%, 3/15/14(h)(k)	5,565	4,758,075
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14	610	528,413
Neiman Marcus Group, Inc., Senior Unsecured Notes,
9.00%, 10/15/15(k)	916	899,970
Rite Aid Corp., Notes,
7.50%, 3/01/17	6,855	5,535,412
Yankee Candle Co., Inc., Senior Subordinated Notes,
9.75%, 2/15/17	445	320,400

		23,806,620

Security Brokers & Dealers — 0.5%
E*TRADE Financial Corp., Senior Unsecured Notes,
12.50%, 11/30/17(d)	7,910	8,503,250

Semiconductors & Related Devices — 0.5%
Amkor Technologies, Inc., Senior Notes,
7.75%, 5/15/13	1,840	1,706,600
Amkor Technologies, Inc., Senior Unsecured Notes,
9.25%, 6/01/16	2,320	2,209,800
Freescale Semiconductor, Inc., Senior Unsecured Notes,
8.88%, 12/15/14	1,960	1,592,500
9.13%, 12/15/14(k)	3,275	2,546,312

		8,055,212

Telecommunications — 10.8%
American Tower Corp., Senior Unsecured Notes,
7.50%, 5/01/12	5,025	5,075,250
American Tower Corp., Unsecured Notes,
3.00%, 8/15/12	3,500	7,288,750
Broadview Networks Holdings, Inc., Notes,
11.38%, 9/01/12	6,410	5,752,975
Centennial Communications, Senior Unsecured Notes,
8.13%, 2/01/14	6,230	6,167,700
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	19,695	19,202,625
Citizens Communications Co., Senior Unsecured Notes,
6.25%, 1/15/13	6,925	6,422,937
7.88%, 1/15/27	500	437,500
Cricket Communications, Inc., Senior Unsecured Notes,
9.38%, 11/01/14	650	625,625
10.88%, 11/01/14	5,440	5,236,000
10.00%, 7/15/15(d)	2,000	1,960,000
Directv Holdings LLC, Senior Notes,
7.63%, 5/15/16(d)	8,320	8,195,200
DIRECTV Holdings LLC, Unsecured Notes,
8.38%, 3/15/13	4,395	4,526,850
Fibertower Corp., Notes,
9.00%, 11/15/12(d)	4,290	3,153,150
IPCS, Inc., Notes,
5.36%, 5/01/13(h)	5,080	4,572,000
Metropcs Wireless, Inc., Senior Unsecured Notes,
9.25%, 11/01/14	12,781	12,301,712
PanAmSat Corp., Senior Debentures,
6.88%, 1/15/28	2,690	2,084,750
Protostar Ltd.,
12.50%, 10/15/12(d)	10,166	9,861,243
Qwest Communications International, Inc., Senior Unsecured Notes,
6.18%, 2/15/09(h)	495	492,525
7.50%, 2/15/14	15,605	14,824,750
Qwest Corp., Debentures,
6.50%, 6/01/17	3,170	2,829,225
7.50%, 6/15/23	5,724	5,094,360
7.13%, 11/15/43	1,610	1,312,150
Qwest Corp., Unsecured Notes,
6.05%, 6/15/13(h)	2,000	1,910,000
7.50%, 10/01/14	7,735	7,444,938
Rural Cellular Corp., Senior Secured Notes,
8.25%, 3/15/12	830	850,750
Sprint Capital Corp., Senior Notes,
6.88%, 11/15/28	1,980	1,648,350
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11	11,680	11,475,600
Superior Essex Communications & Essex Group, Senior Notes,
9.00%, 4/15/12	7,805	7,961,100
West Corp., Senior Subordinated Notes,
11.00%, 10/15/16(m)	8,580	7,250,100
West Corp., Senior Unsecured Notes,
9.50%, 10/15/14	1,965	1,768,500
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13	9,725	9,700,688
8.63%, 8/01/16	4,650	4,638,375
Windstream Regatta Holdings, Inc., Senior Subordinated Notes,
11.00%, 12/01/17(d)	3,198	2,206,620

		184,272,298

Tires & Rubber — 0.5%
American Tire Distributors, Inc., Senior Unsecured Notes,
8.95%, 4/01/12(h)	1,910	1,747,650
Goodyear Tire & Rubber Co., Senior Unsecured Notes,
6.68%, 12/01/09(h)	1,000	992,500
7.86%, 8/15/11	1,350	1,341,562
Goodyear Tire & Rubber Co., Unsecured Notes,
8.63%, 12/01/11	4,177	4,218,770

		8,300,482

Transportation — 0.5%
Horizon Lines Inc., Senior Unsecured Notes,
4.25%, 8/15/12	5,200	4,036,500

92	JUNE 30, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Transportation (Continued)
Hornbeck Offshore Services, Inc., Senior Unsecured Notes,
6.13%, 12/01/14	$955	$916,800
Overseas Shipholding Group, Inc., Debentures,
8.75%, 12/01/13	3,980	4,179,000

		9,132,300

Waste Management — 0.1%
Casella Waste Systems, Inc., Senior Subordinated Notes,
9.75%, 2/01/13	1,225	1,218,875

Yankee — 7.6%
Computer & Office Equipment — 0.1%
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes,
6.80%, 10/01/16(o)	1,390	1,268,375

Containers — 0.3%
Impress Holdings BV (Netherlands), Secured Notes,
7.38%, 9/15/13(d)(h)(o)	4,950	4,504,500

Electronics — 0.4%
NXP BV (Netherlands), Notes,
7.01%, 10/15/13(h)(o)	5,360	4,716,800
7.50%, 10/15/13(h)	1,095	1,448,185

		6,164,985

Energy & Utilities — 0.9%
OPTI, Inc. (Canada), Notes,
8.25%, 12/15/14(o)	9,730	9,681,350
OPTI, Inc. (Canada), Senior Secured Notes,
7.88%, 12/15/14	5,555	5,485,563

		15,166,913

Finance — 1.6%
Corral Finans AB (Sweden), Senior Unsecured Notes,
10.24%, 4/15/10(d)(h)(o)	1,141	1,047,565
Digicel Group Ltd. (Jamaica), Unsecured Notes,
8.88%, 1/15/15(d)(o)	7,065	6,667,594
9.13%, 1/15/15(d)(k)(o)	5,721	5,377,740
Duloxetine Royalty (Cayman Islands), Senior Secured Notes (acquired 09/30/05, cost $2,500,000),
13.00%, 10/15/13(e)(f)(o)	2,500	2,550,000
Wind Acquisition Holdings Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(d)(o)	10,490	11,014,500

		26,657,399

Manufacturing — 0.6%
Evraz Group SA (Luxemburg), Unsecured Notes,
8.88%, 4/24/13(d)	4,350	4,355,220
9.50%, 4/24/18(d)	2,930	2,937,325
Vedanta Resources Plc (United Kingdom), Senior Unsecured Notes,
9.50%, 7/18/18(d)	3,960	3,940,200

		11,232,745

Medical Instruments & Supplies — 0.5%
Angiotech Pharmaceutical, Inc. (Canada), Senior Unsecured Notes,
6.83%, 12/01/13(h)(o)	9,430	8,204,100

Metal & Mining — 0.2%
Novelis, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/15(o)	1,575	1,488,375
Russell Metals, Inc. (Canada), Senior Subordinated Notes,
6.38%, 3/01/14(o)	1,625	1,527,500

		3,015,875

Oil & Gas — 1.0%
Compagnie Generale de Geophysique (France), Senior Unsecured Notes,
7.75%, 5/15/17(o)	6,135	6,142,669
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.63%, 12/01/13(o)	5,025	4,937,062
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes,
8.75%, 12/01/11(o)	5,520	5,575,200

		16,654,931

Paper & Forest Products — 0.7%
Abitibi-Consolidated, Inc. (Canada), Senior Debentures,
8.85%, 8/01/30(o)	635	238,125
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
6.55%, 10/01/10(h)(m)(o)	2,340	1,076,400
7.25%, 10/01/12(m)(o)	2,790	1,283,400
Bowater Finance Corp. (Canada), Senior Unsecured Notes,
7.95%, 11/15/11(o)	3,405	2,366,475
Cascades, Inc. (Canada), Unsecured Notes,
7.25%, 2/15/13(o)	1,715	1,492,050
Catalyst Paper Co. (Canada), Senior Unsecured Notes,
7.38%, 3/01/14(o)	2,275	1,683,500
Domtar Corp. (Canada), Unsecured Notes,
7.88%, 10/15/11(o)	1,685	1,693,425
7.13%, 8/15/15(o)	3,170	3,019,425

		12,852,800

Telecommunications — 1.1%
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes,
13.38%, 10/15/10(j)(o)	1,644	65,779
Inmarsat Finance II Plc (United Kingdom), Senior Unsecured Notes,
0.00%, 11/15/12(n)(o)	1,180	1,191,800
Intelsat Ltd. (Bermuda), Senior Unsecured Notes,
9.25%, 6/15/16(o)	1,940	1,954,550
Nortel Networks Ltd. (Canada), Senior Unsecured Notes,
8.51%, 7/15/11(h)(o)	10,420	9,846,900
10.75%, 7/15/16(d)	2,420	2,395,800
Orascom Telecom Finance SCA (Egypt), Senior Unsecured Notes,
7.88%, 2/08/14(d)(o)	1,440	1,335,600
Virgin Media Finance Plc (United Kingdom), Senior Unsecured Notes,
8.75%, 4/15/14(o)	2,665	2,505,100

		19,295,529

JUNE 30, 2008	93

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value

Corporate Bonds
Yankee (Continued)
Transportation — 0.1%
CHC Helicopter Corp. (Canada), Senior Subordinated Notes,
7.38%, 5/01/14(o)	$760	$788,500
Navios Maritime Holding, Inc. (Greece), Senior Unsecured Notes,
9.50%, 12/15/14(o)	1,198	1,224,955

		2,013,455

Waste Management — 0.1%
Waste Services, Inc. (Canada), Senior Subordinated Notes,
9.50%, 4/15/14(o)	1,850	1,868,500

Total Corporate Bonds (Cost — $1,375,399,606) — 75.2%		1,281,487,832

Foreign Bonds
Denmark — 0.7%
Nordic Telephone Co. Holdings Aps (EUR), Senior Unsecured Notes,
8.88%, 5/01/16(d)	8,655	8,481,900
9.88%, 5/01/16(h)	2,400	3,722,014

		12,203,914

Ireland — 0.2%
BCM Ireland Finance Ltd. (EUR),
11.58%, 2/15/17(d)(h)	3,768	3,619,093

Luxembourg — 0.6%
Wind Acquisition Holdings Finance SA (EUR),
10.92%, 12/17/14(h)	6,120	9,673,141

Total Foreign Bonds (Cost — $25,129,233) — 1.5%		25,496,148

Bank Loans
Air Transportation — 0.0%
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49(h)	8,100	141,750

Business Services — 1.5%
Catalina Marketing Corp.,
8.48%, 10/09/15(h)	15,058	13,552,200
Turbo Beta Ltd.,
17.28%, 3/15/18(h)	13,000	12,740,000

		26,292,200

Chemicals — 0.9%
PQ Corp.,
8.61%, 7/30/14(h)	3,750	3,520,313
11.86%, 7/30/15(f)(h)	10,750	9,352,500
Solutia, Inc.,
15.50%, 4/02/15(h)	1,574	1,540,262

		14,413,075

Construction — 0.1%
Building Materials Corp. of America,
5.69%, 2/24/14(h)	2,534	2,239,691

Bank Loans
Containers — 0.2%
Berry Plastics Group, Inc.,
9.73%, 6/15/14(h)	4,037	2,825,744

Energy & Utilities — 1.6%
MACH Gen LLC, Tranche B,
2.55%, 2/22/14(h)	469	452,578
5.10%, 2/22/14(h)	4,457	4,302,807
MACH Gen LLC, Tranche B Constant Price,
10.14%, 12/31/49(h)	3,955	3,818,473
Texas Competitive Electric Holdings Co, LLC,
6.23%, 10/10/14(h)	966	893,460
6.49%, 10/10/14(h)	335	310,167
Texas Competitive Energy, Tranche B,
6.12%, 10/10/14(h)	290	267,761
6.23%, 10/10/14(h)	17,130	15,830,221
6.48%, 10/10/14(h)	2,152	1,988,948

		27,864,415

Entertainment & Leisure — 0.4%
EB Sports Corp.,
8.99%, 5/01/12(h)	6,153	5,599,037
HIT Entertainment Plc (United Kingdom), 2nd Lien,
8.60%, 1/31/13(h)	1,500	1,245,000

		6,844,037

Finance — 1.2%
Affinion Group Holdings, Inc.,
9.27%, 3/01/12(h)	7,900	6,586,625
BLB Worldwide Holdings, Inc.,
6.93%, 8/31/12(h)	500	162,500
Hawker Beechcraft Corp.,
2.60%, 3/31/14(h)	91	84,913
Hawker Beechcraft Corp., Term B,
4.80%, 3/31/14(h)	1,551	1,453,430
Kabel Deutschland Holdings GMBH PIK (Germany) (EUR),
11.90%, 12/15/14(h)	2,480	3,307,765
Marsico Parent Co. LLC,
5.69%, 11/14/14(h)	—	137
5.75%, 11/14/14(h)	351	294,867
5.88%, 11/14/14(h)	163	136,957
6.81%, 11/14/14(h)	326	273,913
7.00%, 11/14/14(h)	326	273,913
7.25%, 11/14/14(h)	326	273,913
Travelport LLC,
9.91%, 3/22/12(h)	9,538	7,582,325

		20,431,258

Food & Agriculture — 0.2%
ServiceMaster Co.,
8.42%, 7/28/08(h)	4,492	3,593,680

Manufacturing — 1.6%
Allison Transmission, Inc.,
5.24%, 8/07/14(h)	955	850,264
5.42%, 8/07/14	323	276,498
5.45%, 8/07/14(h)	711	633,344
Dana Holding Corp.,
8.92%, 1/31/15(h)	7,822	7,130,710
Delphi Corp.,
8.50%, 12/31/08(h)	4,000	3,726,668

94	JUNE 30, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value

Bank Loans
Manufacturing (Continued)
Spectrum Brands, Inc.,
6.59%, 4/12/13(h)	$513	$486,766
2.68%, 4/15/13(h)	127	120,308
Spectrum Brands, Inc., Term B,
6.71%, 4/12/13(h)	571	541,626
6.73%, 4/12/13(h)	180	170,368
6.59%, 4/15/13(h)	337	319,749
6.68%, 4/15/13(h)	205	194,707
6.72%, 4/15/13(h)	706	669,304
Stile U.S. Acquisition Corp. (aka Masonite),
4.63%, 4/05/13(h)	13,692	12,636,373

		27,756,685

Medical & Medical Services — 0.2%
Rotech Healthcare, Inc.,
8.90%, 9/26/11(h)	2,821	2,454,629
Talecris, 1st Lien,
6.63%, 3/31/10(h)	1,829	1,673,857

		4,128,486

Motor Vehicles — 0.6%
Ford Motor Co.,
5.80%, 12/16/13(h)	6,725	5,411,944
General Motors Corp.,
5.06%, 11/17/13(h)	5,750	4,794,062

		10,206,006

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC,
8.71%, 2/01/13(h)	6,017	5,710,796

Plastics — 0.0%
Synventive Acquisition, Inc., Mezzanine,
14.00%, 2/17/14(j)	518	233,047

Publishing & Printing — 1.5%
Education Media,
6.48%, 11/14/14	8,788	8,040,909
Education Media, Tranche A,
11.98%, 11/14/14(h)	21,517	17,858,903

		25,899,812

Retail Merchandising — 0.4%
Bausch & Lomb, Inc., Delayed Draw,
6.05%, 4/11/15(h)	5,320	5,202,876
Bausch & Lomb, Inc., Parent,
5.95%, 4/11/15	1,340	1,310,547

		6,513,423

Semiconductors & Related Devices — 0.1%
Applied Tech Products Corp., Tranche A,
9.75%, 10/24/10(b)(h)	392	392,213
Applied Tech Products Corp., Tranche B,
13.41%, 4/24/11(b)(h)	669	427,478
Applied Tech Products Corp., Tranche C,
17.50%, 10/24/11(b)(h)	266	—
Electrical Components International Holdings Company, 2nd Lien,
9.46%, 5/19/14(h)	1,000	450,000

		1,269,691

Bank Loans
Telecommunications — 1.3%
Alltel Communications, Inc.,
5.25%, 5/14/15(h)	6,733	6,638,589
5.55%, 5/15/15(h)	3,990	3,961,023
Hawaiian Telecom Communications, Inc.,
4.95%, 5/30/14(h)	2,300	1,874,500
Intelsat Ltd.,
9.25%, 6/15/16(h)	7,100	6,638,500
Panamsat Corp., Term B,
5.61%, 1/03/14(h)	2,440	2,312,981

		21,425,593

Yankee — 0.7%
Finance — 0.6%
Wind Acquisition Holdings Finance SA (Luxembourg),
9.98%, 12/21/11(h)(o)	7,373	7,096,112
9.33%, 12/17/14(h)(o)	2,250	2,242,501

		9,338,613

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
5.50%, 6/12/14(h)(o)	2,000	1,775,000

Total Bank Loans (Cost — $232,583,908) — 12.8%		218,903,002

	Par/Shares (000)
Short-Term Investments
Federal Home Loan Bank, Discount Notes,
2.20%, 8/01/08(g)(p)	2,100	2,096,022
Galileo Money Market Fund, 2.32%(q)	141,953	141,953,417
Institutional Money Market Trust,
2.77%(q)(r)(s)	243	242,720

Total Short-Term Investments (Cost — $144,292,159) — 8.5%		144,292,159

	Par (000)
Repurchase Agreements
Lehman Brothers Holdings, Inc.,
2.10%(i)	$19,800	19,800,000
(Agreement dated 6/20/08 to be repurchased at $19,811,550, collateralized by $35,000,000, Ford Motor Co. 7.70% due 5/15/97. The value of the collateral is $18,011,875.
2.35%(i)	7,704	7,704,000
(Agreement dated 4/15/08 to be repurchased at $7,742,220, collateralized by $7,400,000, Gerdau Ameristeel Corp. 10.375% due 7/15/11. The value of the collateral is $8,038,635.

Total Repurchase Agreements (Cost — $27,504,000) — 1.6%		27,504,000

JUNE 30, 2008	95

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts	Value
Call Option Purchased
Marsico Parent Superhold Co. LLC, Strike Price $942.860, Expires 12/31/49)
(Cost — $104,183) — 0.0%	107	$183,799

Total Investments (Cost — $1,875,101,651*) — 102.3%		1,745,355,519
Obligation to Return Securities Lending Collateral — 0.0%		(242,720)
Liabilities in Excess of Other Assets — (2.3)%		(39,881,731)

Net Assets — 100.0%		$1,705,231,068

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,876,251,368

Gross unrealized appreciation	$19,874,434
Gross unrealized depreciation	(150,770,283)

Net unrealized depreciation	$(130,895,849)

(a)	Non-income producing security.

(b)	Security is fair valued by the Board of Trustees.

(c)	Security held in escrow for future payments.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(e)	Illiquid security.

(f)	Restricted security as to resale. As of report date the Portfolio held 1.4% of its net assets, with a current market value of $24,376,500 and an original cost of $20,301,250 in these securities.

(g)	Security, or a portion thereof, with a market value of $10,399,165, has been pledged as collateral for swap and interest rate swap contracts.

(h)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(i)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(j)	Issuer filed for bankruptcy or is in default of interest payments.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(l)	Security, or a portion of security, is on loan.

(m)	All or a portion of security, with a market value of $14,104,793 has been pledged as collateral for reverse repurchase agreements.

(n)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of June 30, 2008.

(o)	U.S. dollar denominated security issued by foreign domiciled entity.

(p)	The rate shown is the effective yield on the discount notes at the time of purchase.

(q)	Represents current yield as of report date.

(r)	Security purchased with the cash proceeds from securities loans.

(s)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain	Interest/ Dividend Income
Institutional Money Market Trust	$—	$1,400	*	$—	$5,841

*	Represents net sales cost.

•	Reverse repurchase agreements outstanding as of June 30, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date (1)	Net Closing Amount	Par
Lehman Brothers	1.75%	04/17/08	TBD	$1,087,899	$1,084,000
Lehman Brothers	3.75%	04/17/08	TBD	$1,329,344	$1,319,175
Lehman Brothers	0.75%	04/17/08	TBD	$354,658	$354,113
Lehman Brothers	1.00%	04/17/08	TBD	$650,553	$649,219
Lehman Brothers	0.50%	05/09/08	TBD	$1,725,245	$1,724,000
Lehman Brothers	2.00%	05/23/08	TBD	$6,678,068	$6,664,000
Morgan Stanley & Co., Inc.	0.00%	05/09/08	TBD	$1,643,000	$1,643,000

					$13,437,507

(1)	To be determined.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation
EUR	9,400,000	07/23/08	$270,006

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $14,511,590)			$270,006

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation
EUR	24,067,040	07/23/08	$26,156

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $37,871,823)			$26,156

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Sold credit default protection on The Goodyear Tire & Rubber Co. and receive 3.75%
Broker, Citibank Expires, December 2009	USD	6,000,000	$89,580
Sold credit default protection on Ford Motor Co. and receive 3.80%
Broker, Bank of America Expires, March 2010	USD	5,000,000	(741,750)

96	JUNE 30, 2008

Schedule of Investments (concluded)	High Yield Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Sold credit default protection on Levi Strauss & Co. and receive 4.74%
Broker, Citibank Expires, March 2010	USD	6,000,000	$169,680
Sold credit default protection on Ford Motor Co. and receive 3.80%
Broker, JP Morgan Chase Expires, March 2010	USD	6,000,000	(890,100)
Sold credit default protection on Ford Motor Co. and receive 5.10%
Broker, Bank of America Expires, December 2010	USD	7,500,000	(1,397,775)
Sold credit default protection on Ford Motor Co. and receive 5.35%
Broker, Deutsche Bank Expires, December 2011	USD	10,000,000	(2,425,000)
Sold credit default protection on Ford Motor Co. and receive 4.65%
Broker, JP Morgan Chase Expires, March 2012	USD	3,000,000	(407,520)
Sold credit default protection on Community Health Systems, Inc. and receive 6.10%
Broker, Lehman Brothers Expires, March 2013	USD	2,500,000	133,400
Bought credit default protection on Lyondell Chemical Co. and pay 7.75%
Broker, Goldman Sachs Expires, June 2013	USD	2,500,000	61,075
Bought credit default protection on Lyondell Chemical Co. and pay 7.7%
Broker, Goldman Sachs Expires, June 2013	USD	3,500,000	80,115
Sold credit default protection on Realogy Corp. and receive 5.00%
Broker, Goldman Sachs Expires, June 2014	USD	4,000,000	(60,040)
Sold credit default protection on Realogy Corp. and receive 5.00%
Broker, Goldman Sachs Expires, June 2014	USD	2,000,000	29,980
Sold credit default protection on Lyondell Chemical Co. and receive 2.05%
Broker, Citibank Expires, June 2016	USD	3,000,000	$(840,930)

Total			$(6,199,285)

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	97

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds
Austria — 4.1%
Republic of Austria Government Bonds (EUR),
5.00%, 7/15/12	1,200	$2,027,532

Canada — 5.2%
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	3,610	2,592,717

France — 4.7%
French Treasury Notes (EUR),
2.50%, 7/12/10	1,550	2,337,422

Germany — 21.2%
Bundesrepublic Deutschland (EUR),
3.75%, 1/04/17	5,230	7,730,377
4.25%, 7/04/17	1,600	2,452,196
Talisman Finance Plc (EUR),
4.95%, 4/22/17(a)	199	308,460

		10,491,033

Italy — 4.9%
Buoni Poliennali del Tesoro (EUR),
2.75%, 6/15/10	1,600	2,419,397

Japan — 23.0%
Japan Government CPI Linked Bonds, Series 9 (JPY),
1.10%, 9/10/16	99,000	944,687
Japan Government CPI Linked Bonds, Series 14 (JPY),
1.20%, 12/10/17	1,100,000	10,466,314

		11,411,001

Netherlands — 4.7%
Kingdom of Netherlands Bonds (EUR),
4.00%, 1/15/37	1,750	2,350,545

New Zealand — 2.2%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD),
6.50%, 9/28/15	1,680	1,101,910

Total Foreign Bonds (Cost — $32,540,321) — 70.0%		34,731,557

	Par/Shares (000)
Short-Term Investments
Federal Home Loan Bank, Discount Notes(b)	$5,900	5,900,000
Galileo Money Market Fund, 2.32% (USD)(c)	9,456	9,456,112

Total Short-Term Investments (Cost — $15,356,112) — 31.0%		15,356,112

Total Investments (Cost — $47,896,433*) — 101.0%		$50,087,669
Liabilities in Excess of Other Assets — (1.0)%		(492,608)

Net Assets — 100.0%		$49,595,061

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,902,864

Gross unrealized appreciation	$2,259,738
Gross unrealized depreciation	(74,933)

Net unrealized appreciation	$2,184,805

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Interest rate shown reflects the discount rate at the time of purchase.

(c)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	766,000	07/03/08	$(830)
JPY	3,226,765,000	07/11/08	(541,344)
AUD	907,954	07/23/08	39,159
CAD	2,792,800	07/23/08	(19,094)
EUR	5,414,921	07/23/08	41,208
JPY	209,127,000	07/23/08	(58,235)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $46,245,490)			$(539,136)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	6,633,000	07/01/08	$(336)
JPY	2,123,325,000	07/11/08	(128,329)
AUD	892,775	07/23/08	(9,025)
CAD	2,792,800	07/23/08	(2,711)
EUR	18,053,287	07/23/08	(45,432)
GPB	98,000	07/23/08	(3,631)
JPY	282,937,622	07/23/08	126,632
NZD	5,119,500	07/23/08	81,519

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $58,818,908)			$18,687

Portfolio Abbreviations

To simplify the listings of Portfolio’s holdings in the Schedule of Investments, we have abbreviated certain descriptions according to the list on the right.	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	NZD	New Zealand Dollar
	EUR	Euro	USD	United States Dollar

BLACKROCK STRATEGIC PORTFOLIO I	JUNE 30, 2008	1

Schedule of Investments (concluded)

•	Cash of $950,000 pledged as collateral in connection with open financial futures contracts.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
32	Euro-Bobl	September 2008	$5,332,997	$(83,298)
162	Euro-Bund	September 2008	$28,220,853	(339,872)

Total Net Unrealized Depreciation				$(423,170)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
6	Japan Government Bond (10 Year)	September 2008	$7,669,875	$(78,086)

2	BLACKROCK STRATEGIC PORTFOLIO I	JUNE 30, 2008

Schedules of Investments June 30, 2008 (Unaudited)	Conservative Prepared Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 39.8%
BlackRock Basic Value Fund, Inc.	70,892	$1,851,693
BlackRock Capital Appreciation Portfolio(a)	101,068	1,773,737
BlackRock EuroFund	31,876	575,993
BlackRock Global Dynamic Equity Fund	253,230	3,297,055
BlackRock Large Cap Core Fund	208,243	2,386,464
BlackRock Latin America Fund, Inc.	4,550	324,820
BlackRock Pacific Fund, Inc.	22,412	570,375
BlackRock Small Cap Core Equity Portfolio	67,763	1,086,912
		11,867,049
Fixed Income Funds — 59.6%
BlackRock High Yield Bond Portfolio	124,477	913,659
BlackRock Inflation Protected Bond Portfolio	252,895	2,647,812
BlackRock International Bond Portfolio	173,503	2,087,239
BlackRock Total Return Fund	1,097,543	12,138,830
		17,787,540
Total Affiliated Investment Companies (Cost — $30,869,954*) — 99.4%		29,654,589
Other Assets in Excess of Liabilities — 0.6%		169,767
Net Assets — 100.0%		$29,824,356

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$30,869,954

Gross unrealized appreciation	$169,316
Gross unrealized depreciation	(1,384,681)

Net unrealized depreciation	$(1,215,365)

(a)	Non-income producing security.

Moderate Prepared Portfolio

	Shares	Value
Affiliated Investment Companies
Equity Funds — 60.4%
BlackRock Basic Value Fund, Inc.	238,485	$6,229,231
BlackRock Capital Appreciation Portfolio(a)	342,069	6,003,318
BlackRock EuroFund	107,755	1,947,137
BlackRock Global Dynamic Equity Fund	826,944	10,766,813
BlackRock Large Cap Core Fund	694,606	7,960,181
BlackRock Latin America Fund, Inc.	15,692	1,120,267
BlackRock Pacific Fund, Inc.	76,136	1,937,654
BlackRock Small Cap Core Equity Portfolio	226,218	3,628,533
		39,593,134
Fixed Income Funds — 40.2%
BlackRock High Yield Bond Portfolio	188,296	1,382,091
BlackRock Inflation Protected Bond Portfolio	408,786	4,279,985
BlackRock International Bond Portfolio	244,335	2,939,351
BlackRock Total Return Fund	1,600,726	17,704,030
		26,305,457
Total Affiliated Investment Companies (Cost — $70,236,343*) — 100.6%		65,898,591
Liabilities in Excess of Other Assets — (0.6)%		(362,214)
Net Assets — 100.0%		$65,536,377

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$70,236,343

Gross unrealized appreciation	$610,521
Gross unrealized depreciation	(4,948,273)

Net unrealized depreciation	$(4,337,752)

(a)	Non-income producing security.

JUNE 30, 2008	1

Schedules of Investments June 30, 2008 (Unaudited)	Growth Prepared Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 80.8%
BlackRock Basic Value Fund, Inc.	345,714	$9,030,048
BlackRock Capital Appreciation Portfolio(a)	494,331	8,675,510
BlackRock EuroFund	155,686	2,813,244
BlackRock Global Dynamic Equity Fund	1,145,654	14,916,418
BlackRock Large Cap Core Fund	1,007,637	11,547,523
BlackRock Latin America Fund, Inc.	22,608	1,613,981
BlackRock Pacific Fund, Inc.	110,143	2,803,137
BlackRock Small Cap Core Equity Portfolio	327,321	5,250,237

		56,650,098

Fixed Income Funds — 19.4%
BlackRock High Yield Bond Portfolio	102,369	751,386
BlackRock Inflation Protected Bond Portfolio	219,661	2,299,848
BlackRock International Bond Portfolio	135,673	1,632,147
BlackRock Total Return Fund	808,963	8,947,131

		13,630,512

Total Affiliated Investment Companies (Cost — $76,367,734*) — 100.2%		70,280,610
Liabilities in Excess of Other Assets — (0.2)%		(138,782)

Net Assets — 100.0%		$70,141,828

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,367,734

Gross unrealized appreciation	$764,302
Gross unrealized depreciation	(6,851,426)

Net unrealized depreciation	$(6,087,124)

(a)	Non-income producing security.

Aggressive Growth Prepared Portfolio

	Shares	Value
Affiliated Investment Companies
Equity Funds — 100.3%
BlackRock Basic Value Fund, Inc.	203,222	$5,308,153
BlackRock Capital Appreciation Portfolio(a)	291,407	5,114,186
BlackRock EuroFund	92,066	1,663,628
BlackRock Global Dynamic Equity Fund	602,887	7,849,591
BlackRock Large Cap Core Fund	592,027	6,784,627
BlackRock Latin America Fund, Inc.	13,377	955,000
BlackRock Pacific Fund, Inc.	65,032	1,655,060
BlackRock Small Cap Core Equity Portfolio	192,686	3,090,677

		32,420,922

Total Affiliated Investment Companies (Cost — $35,986,095*) — 100.3%		32,420,922
Liabilities in Excess of Other Assets — (0.3)%		(95,474)

Net Assets — 100.0%		$32,325,448

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,986,095

Gross unrealized appreciation	$312,939
Gross unrealized depreciation	(3,878,112)

Net unrealized depreciation	$(3,565,173)

(a)	Non-income producing security.

2	JUNE 30, 2008

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Funds II

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 22, 2008